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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternative Strategies Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 43.6%
CONSUMER DISCRETIONARY 5.8%
Auto Components 0.4%
TRW Automotive Holdings Corp. (a)(b)(c)(l)	26,387	$2,728,416
Automobiles 0.9%
General Motors Co. (c)(l)	214,253	7,162,478
Hotels, Restaurants & Leisure 0.5%
Hurtigruten Group ASA (a)	174,320	171,700
Multimedia Games Holdings Co., Inc. (a)	33,133	1,202,396
Spirit Pub Co. PLC	29,838	49,054
Starbucks Coffee Japan, Ltd.	16,532	203,542
Tim Hortons, Inc.	8,829	747,550
Yum! Brands, Inc.	17,692	1,366,707
Total		3,740,949
Internet & Catalog Retail 0.1%
Liberty TripAdvisor Holdings, Inc., Class A (a)	17,801	466,564
Shutterfly, Inc. (a)	110	4,704
Total		471,268
Media 1.8%
Comcast Corp., Class A	14,031	800,328
DIRECTV (a)(b)(c)(l)	61,492	5,393,463
Interpublic Group of Companies, Inc. (The)	255,402	5,182,107
Liberty Global PLC, Class A (a)	6,837	355,429
Liberty Global PLC, Class C (a)	16,867	842,004
Media General, Inc. (a)	22,178	339,545
Viacom, Inc., Class B (c)(l)	11,350	858,401
Total		13,771,277
Multiline Retail 1.1%
Family Dollar Stores, Inc.	51,482	4,069,652
Target Corp.	54,434	4,028,116
Total		8,097,768
Specialty Retail 1.0%
Chico’s FAS, Inc.	199,554	3,166,922
CST Brands, Inc.	97,863	4,272,698
Express, Inc. (a)	5,748	85,933
Outerwall, Inc. (a)	3,225	226,653
PEP Boys-Manny, Moe & Jack (The) (a)	35,494	345,711
Total		8,097,917

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods —%
Perry Ellis International, Inc. (a)	10,997	$290,211
TOTAL CONSUMER DISCRETIONARY		44,360,284
CONSUMER STAPLES 2.3%
Beverages 0.1%
Molson Coors Brewing Co., Class B	9,793	757,489
Food & Staples Retailing 1.9%
Safeway, Inc. (c)(l)	133,880	4,664,379
Wal-Mart Stores, Inc.	111,166	9,731,472
Total		14,395,851
Food Products 0.2%
Nutreco NV	15,534	888,235
Tyson Foods, Inc., Class A	13,984	592,082
Total		1,480,317
Household Products 0.1%
Energizer Holdings, Inc.	7,217	938,354
TOTAL CONSUMER STAPLES		17,572,011
ENERGY 5.6%
Energy Equipment & Services 2.9%
Amec Foster Wheeler PLC ADR	811	11,735
Baker Hughes, Inc.	51,476	2,934,132
Diamond Offshore Drilling, Inc.	39,678	1,165,343
Dresser-Rand Group, Inc. (a)(c)(l)	27,204	2,206,516
Ensco PLC, Class A	90,826	3,069,919
Exterran Holdings, Inc.	35,962	1,204,727
Halliburton Co. (b)	167,353	7,062,297
Unit Corp. (a)	58,675	2,242,559
Weatherford International PLC (a)	183,265	2,400,771
Total		22,297,999
Oil, Gas & Consumable Fuels 2.7%
Bill Barrett Corp. (a)	413,414	4,187,884
CONSOL Energy, Inc. (c)(l)	11,410	446,473
Denbury Resources, Inc.	998,439	8,247,106
Ithaca Energy, Inc. (a)	115,701	112,311
Northern Oil and Gas, Inc. (a)	114,081	991,364
Peabody Energy Corp.	84,387	853,153
Pioneer Natural Resources Co.	21,145	3,028,598
Southwestern Energy Co. (a)	93,157	2,997,792
Talisman Energy, Inc.	59,129	278,498

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Yancoal Australia Ltd. (a)	170,321	$18,840
Total		21,162,019
TOTAL ENERGY		43,460,018
FINANCIALS 9.3%
Banks 1.4%
Bank of America Corp.	237,059	4,039,485
Citigroup, Inc. (c)	105,388	5,687,790
Hudson Valley Holding Corp.	13,321	333,292
Susquehanna Bancshares, Inc.	36,815	484,854
Total		10,545,421
Consumer Finance —%
Carfinco Financial Group, Inc.	19,557	191,209
Diversified Financial Services 0.3%
Leucadia National Corp.	106,455	2,462,304
Insurance 3.5%
Aon PLC (c)	23,816	2,202,742
CNA Financial Corp.	87,690	3,395,357
Genworth Financial, Inc., Class A (a)	9,425	85,673
Loews Corp.	213,971	8,909,752
Manulife Financial Corp. (a)	82,307	1,637,503
MetLife, Inc.	57,487	3,196,852
Platinum Underwriters Holdings Ltd.	5,993	444,501
Protective Life Corp.	70,679	4,927,033
XL Group PLC	58,176	2,066,411
Total		26,865,824
Real Estate Investment Trusts (REITs) 4.1%
American Campus Communities, Inc.	123,922	4,956,880
American Realty Capital Healthcare Trust, Inc. (c)(l)	392,984	4,452,509
AmREIT, Inc.	28,642	762,736
Digital Realty Trust, Inc. (c)	37,081	2,605,682
Glimcher Realty Trust	51,564	709,520
Investors Real Estate Trust	249,892	2,039,119
Iron Mountain, Inc.	287,872	10,942,015
Outfront Media, Inc.	82,611	2,235,454
Ventas, Inc.	40,389	2,889,833
Total		31,593,748
TOTAL FINANCIALS		71,658,506

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 5.0%
Biotechnology —%
Prosensa Holding NV (a)	12,233	$241,847
Trius Therapeutics, Inc. (d)(e)	186,725	30,025
Total		271,872
Health Care Equipment & Supplies 1.9%
Arthrocare Corp. (d)(e)	82,114	28,149
CareFusion Corp. (a)	31,514	1,864,684
CONMED Corp.	1,731	73,446
Covidien PLC (c)(l)	55,996	5,655,596
Haemonetics Corp. (a)	1,959	72,346
Medtronic, Inc. (c)	39,800	2,940,026
Nobel Biocare Holding AG	1,129	19,980
Nobel Biocare Holding AG (a)	84,306	1,488,497
STERIS Corp.	1,151	73,376
Stryker Corp. (c)	21,126	1,962,817
Total		14,178,917
Health Care Providers & Services 1.0%
Cardinal Health, Inc.	905	74,382
Express Scripts Holding Co. (a)	71,283	5,927,181
Gentiva Health Services, Inc. (a)	46,188	896,509
Kindred Healthcare, Inc.	38,003	755,880
Synergy Health PLC	1,628	51,367
Total		7,705,319
Life Sciences Tools & Services 0.4%
Covance, Inc. (a)	29,133	2,989,628
Pharmaceuticals 1.7%
AbbVie, Inc.	6,000	415,200
Actavis PLC (a)	158	42,756
Allergan, Inc.	24,428	5,224,905
Endo International PLC (a)	9,673	707,773
Novartis AG, ADR (c)	26,743	2,584,711
Shire PLC, ADR (b)	1,816	387,898
Zoetis, Inc.	82,563	3,709,556
Total		13,072,799
TOTAL HEALTH CARE		38,218,535
INDUSTRIALS 3.4%
Aerospace & Defense 0.5%
B/E Aerospace, Inc. (a)(c)(l)	53,556	4,170,406
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	43,865	4,821,641

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.4%
Southwest Airlines Co.	82,222	$3,438,524
Building Products 0.1%
Sanitec OYJ	24,717	318,221
Vicwest, Inc.	17,117	189,058
Total		507,279
Commercial Services & Supplies 0.4%
Civeo Corp.	73,722	694,461
Republic Services, Inc.	66,611	2,638,462
Total		3,332,923
Electrical Equipment 0.2%
Hubbell, Inc., Class B	4,319	461,269
Vacon OYJ	21,122	892,981
Total		1,354,250
Machinery 0.1%
Manitowoc Co., Inc. (The) (b)	29,132	586,719
Trading Companies & Distributors 1.1%
NOW, Inc. (a)(c)	313,671	8,400,109
TOTAL INDUSTRIALS		26,611,851
INFORMATION TECHNOLOGY 8.6%
Communications Equipment 0.8%
Cisco Systems, Inc.	130,632	3,610,669
Juniper Networks, Inc.	48,082	1,065,497
Oplink Communications, Inc.	28,547	689,981
Riverbed Technology, Inc. (a)	36,534	755,340
Total		6,121,487
Internet Software & Services 0.4%
Conversant, Inc. (a)(b)(c)(l)	79,672	2,790,114
IT Services 0.6%
Global Payments, Inc. (c)	36,730	3,172,003
Sapient Corp. (a)	77,682	1,918,745
Total		5,090,748
Semiconductors & Semiconductor Equipment 2.0%
International Rectifier Corp. (a)(b)	75,113	2,995,506
Tokyo Electron Ltd. (c)(l)	345,496	6,056,545
TriQuint Semiconductor, Inc. (a)	276,042	6,727,144
Total		15,779,195

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 3.4%
AVG Technologies NV (a)	18,956	$372,296
BMC Software, Inc. (d)(e)	87,797	8,648
Compuware Corp.	178,030	1,837,270
Concur Technologies, Inc. (a)(b)(c)(l)	29,346	3,780,058
Exact Holding NV	8,323	328,174
Microsoft Corp.	112,225	5,365,477
Oracle Corp.	135,393	5,742,017
TIBCO Software, Inc. (a)(b)(c)(l)	355,001	8,530,674
Total		25,964,614
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc. (c)	56,147	6,677,563
EMC Corp. (c)(l)	50,018	1,518,046
Silicon Graphics International Corp. (a)	266,513	2,561,190
Total		10,756,799
TOTAL INFORMATION TECHNOLOGY		66,502,957
MATERIALS 2.2%
Chemicals 1.9%
Methanex Corp.	17,217	889,430
Mosaic Co. (The)	189,978	8,695,293
Rockwood Holdings, Inc. (c)(l)	30,197	2,353,856
Sigma-Aldrich Corp. (b)	13,158	1,797,383
Taminco Corp. (a)	54,007	1,399,322
Total		15,135,284
Containers & Packaging 0.2%
Berry Plastics Corp. (a)	35,933	1,039,901
Rock-Tenn Co., Class A	4,193	238,204
Total		1,278,105
Metals & Mining 0.1%
Cayden Resources, Inc.	69,659	150,466
Osisko Gold Royalties Ltd. (a)	35,134	429,228
Total		579,694
TOTAL MATERIALS		16,993,083
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.7%
Globalstar, Inc. (a)	67,137	189,326
HC2 Holdings, Inc. (a)	70,268	559,333
Jazztel PLC (a)	72,677	1,156,739

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Level 3 Communications, Inc. (a)	993	$49,650
Verizon Communications, Inc.	48,228	2,439,855
Windstream Holdings, Inc.	84,290	852,172
Total		5,247,075
Wireless Telecommunication Services 0.2%
T-Mobile USA, Inc. (a)	54,216	1,582,565
TOTAL TELECOMMUNICATION SERVICES		6,829,640
UTILITIES 0.5%
Electric Utilities 0.3%
Cleco Corp.	4,617	248,072
Pepco Holdings, Inc. (c)(l)	83,580	2,298,450
Total		2,546,522
Gas Utilities 0.2%
Atmos Energy Corp. (c)	18,799	1,009,506
TOTAL UTILITIES		3,556,028
Total Common Stocks (Cost: $318,169,275)		$335,762,913

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(f) 8.4%
Aerospace & Defense 0.8%
Alliant Techsystems, Inc.
09/15/20	6.875%	2,951,000	$3,153,881
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	3,015,000	3,350,419
Total			6,504,300
Automotive 0.2%
TRW Automotive, Inc. (g)
03/01/21	4.500%	1,837,000	1,846,185
Banking 0.5%
PNC Preferred Funding Trust I (c)(g)(h)(l)
03/29/49	1.457%	2,526,000	2,413,921
Wells Fargo Capital X (c)(l)
12/15/36	5.950%	1,650,000	1,678,875
Total			4,092,796

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Cable and Satellite 0.2%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	$1,639,000	$1,706,609
Chemicals 0.3%
Taminco Global Chemical Corp. Secured (g)
03/31/20	9.750%	2,025,000	2,219,906
Consumer Products 0.6%
American Achievement Corp. Secured (c)(g)(l)
04/15/16	10.875%	2,457,000	2,404,789
PC Nextco Holdings LLC/Finance, Inc. Senior Unsecured
08/15/19	8.750%	2,152,000	2,184,280
Total			4,589,069
Finance Companies 0.2%
Cash America International, Inc.
05/15/18	5.750%	1,896,000	1,971,840
Food and Beverage 0.4%
U.S. Foods, Inc.
06/30/19	8.500%	2,738,000	2,898,994
Gaming 0.3%
ROC Finance LLC/Corp. Secured (g)
09/01/18	12.125%	1,949,000	2,041,578
Health Care 0.9%
Biomet, Inc.
10/01/20	6.500%	2,567,000	2,718,453
Gentiva Health Services, Inc.
09/01/18	11.500%	1,481,000	1,580,967
Medimpact Holdings, Inc. Senior Secured (g)
02/01/18	10.500%	2,354,000	2,501,125
Total			6,800,545
Independent Energy 0.8%
Forest Oil Corp.
06/15/19	7.250%	367,000	362,413
QR Energy LP/Finance Corp. LLC
08/01/20	9.250%	3,087,000	3,538,319

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Independent Energy (continued)
Sabine Oil & Gas LLC/Finance Corp.
02/15/17	9.750%	$2,274,000	$2,126,190
Southern Pacific Resource Corp. Secured (g)
01/25/18	8.750%	CAD 1,734,000	455,829
Total			6,482,751
Media and Entertainment 0.4%
LIN Television Corp.
04/15/18	8.375%	2,063,000	2,145,520
Univision Communications, Inc. (g)
05/15/21	8.500%	890,000	957,863
Total			3,103,383
Metals 0.3%
1839688 Alberta ULC Secured PIK
02/13/20	14.000%	502,000	426,700
Prince Mineral Holding Corp. (g)
12/15/19	12.000%	1,826,000	1,990,340
Total			2,417,040
Other Financial Institutions 0.3%
Prospect Holding Co. LLC/Finance Co. (g)
10/01/18	10.250%	2,498,000	2,098,320
Other Utility 0.3%
First Wind Capital LLC Senior Secured (g)
06/01/18	10.250%	1,897,000	2,048,760
Property & Casualty 0.4%
Ambac Assurance Corp. (g)
Subordinated Notes
06/07/20	5.100%	1,851,788	2,150,389
Ambac Assurance Corp. (g)(h)
08/28/39	0.000%	756,000	593,460
Total			2,743,849
Restaurants 0.2%
Burger King Corp.
10/15/18	9.875%	1,551,000	1,628,550
Technology 0.6%
Freescale Semiconductor, Inc.
08/01/20	10.750%	1,971,000	2,168,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Technology (continued)
Viasystems, Inc. Senior Secured (g)
05/01/19	7.875%	$2,437,000	$2,571,035
Total			4,739,135
Wireless 0.3%
T-Mobile USA, Inc.
04/28/19	6.464%	2,213,000	2,295,988
Wirelines 0.4%
Windstream Corp.
09/01/18	8.125%	1,261,000	1,316,169
tw telecom holdings, Inc.
09/01/23	6.375%	1,279,000	1,458,060
Total			2,774,229
Total Corporate Bonds & Notes (Cost: $66,076,132)			$65,003,827

Convertible Bonds(f) 1.5%
Building Materials 0.1%
Aecon Group, Inc.
10/31/15	6.250%	CAD 697,000	623,856
Independent Energy 0.1%
BPZ Resources, Inc. Senior Unsecured
10/01/17	8.500%	1,530,000	992,588
Metals 0.4%
Primero Mining Corp. Senior Unsecured
03/31/16	6.500%	2,814,000	2,814,000
Oil Field Services 0.1%
Cal Dive International, Inc.
07/15/17	5.000%	1,749,000	423,039
Other REIT 0.2%
Annaly Capital Management, Inc.
02/15/15	4.000%	1,682,000	1,738,768
Packaging 0.3%
Owens-Brockway Glass Container, Inc. (g)
06/01/15	3.000%	2,268,000	2,302,020

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (f) (continued)
Wireless 0.3%
Globalstar, Inc. PIK Senior Unsecured
04/01/28	8.000%	$506,372	$2,353,047
Total Convertible Bonds (Cost: $10,830,179)			$11,247,318

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 10.0%
UNITED STATES 10.0%
U.S. Treasury Bills
12/04/14	0.010%	8,950,000	8,949,978
01/29/15	0.010%	53,038,000	53,037,151
02/05/15	0.010%	11,167,000	11,166,799
04/09/15	0.040%	3,976,000	3,975,396
Total			77,129,324
Total Treasury Bills (Cost: $77,124,503)			$77,129,324

		Shares	Value

Exchange-Traded Funds 0.3%
SPDR S&P 500 ETF Trust		10,200	$2,113,440
iPath S&P 500 VIX Short Term ETN (a)		9,482	259,712
Total Exchange-Traded Funds (Cost: $2,390,763)			$2,373,152

Issuer	Shares	Value

Rights —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Yancoal Australia Ltd. (a)(e)(i)	3,611	$—
TOTAL ENERGY		—
HEALTH CARE —%
Biotechnology —%
Cubist Pharmaceuticals, Inc. (a)	187,926	6,859
TOTAL HEALTH CARE		6,859
Total Rights (Cost: $415,431)		$6,859

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%
Actavis PLC
	13	275.00	01/17/15	$13,130
	9	285.00	01/17/15	6,075
	9	285.00	02/20/15	9,135
Cliffs Natural Resources, Inc.
	264	12.00	12/20/14	2,640
Express, Inc.
	176	17.50	12/20/14	4,840
TRW Automotive Holdings Corp.
	30	100.00	04/17/15	12,150
Total Options Purchased Calls (Cost: $56,335)				$47,970

Options Purchased Puts 0.1%

AECOM Technology Corp.
	185	22.50	12/20/14	1,388
AT&T, Inc.
	716	35.00	01/17/15	53,342
AVG Technologies NV
	188	17.50	12/20/14	4,230
	187	17.50	01/17/15	7,947
AbbVie, Inc.
	4	52.50	01/17/15	50
Actavis PLC
	88	220.00	12/20/14	3,300
Agilent Technologies, Inc.
	176	35.00	12/20/14	880
Allergan, Inc.
	58	200.00	01/17/15	13,920
Alliance Data Systems Corp.
	54	230.00	12/20/14	945
B/E Aerospace, Inc.
	352	65.00	12/20/14	18,480
	301	70.00	12/20/14	23,327
Baker Hughes, Inc.
	176	57.50	12/20/14	39,600
Becton Dickinson and Co.
	136	110.00	12/20/14	2,380
Berry Plastics Corp.
	268	22.50	12/20/14	3,350
	181	22.50	01/17/15	2,263
	181	25.00	01/17/15	4,525
Burger King Worldwide, Inc.
	69	35.00	01/17/15	10,695
Civeo Corp.
	440	10.00	12/20/14	38,500
Concur Technologies, Inc.
	33	105.00	02/20/15	248

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value

Options Purchased Puts (continued)
Covidien PLC
	242	75.00	01/17/15	$9,075
	54	77.50	01/17/15	3,240
	13	80.00	01/17/15	1,040
DIRECTV
	4	80.00	01/17/15	240
DISH Network Corp., Class A
	355	57.50	12/20/14	2,663
EMC Corp.
	533	25.00	12/20/14	3,464
	383	27.00	12/20/14	3,255
	177	27.00	01/17/15	2,655
Endo International PLC
	185	55.00	12/20/14	2,775
Energizer Holdings, Inc.
	105	110.00	12/20/14	1,313
Express, Inc.
	316	12.50	12/20/14	3,160
Exterran Holdings, Inc.
	11	20.00	12/20/14	275
	176	30.00	12/20/14	9,240
	150	25.00	01/17/15	8,625
General Motors Co.
	806	28.00	12/20/14	2,015
Genworth Financial, Inc., Class A
	88	8.00	12/20/14	924
	61	9.00	12/20/14	2,318
	35	8.50	12/26/14	823
Glimcher Realty Trust
	13	12.50	12/20/14	3,120
Halliburton Co.
	264	45.00	12/20/14	98,340
	881	42.00	01/17/15	218,047
Hubbell, Inc., Class B
	90	90.00	01/17/15	22,500
International Paper Co.
	53	45.00	12/20/14	530
International Rectifier Corp.
	13	35.00	12/20/14	33
	42	35.00	03/20/15	210
Juniper Networks, Inc.
	1,075	17.00	12/20/14	2,150
	537	19.00	01/17/15	5,638
Keysight Technologies, Inc.
	144	25.00	12/20/14	2,880
Kindred Healthcare, Inc.
	355	17.50	12/20/14	7,987
Media General, Inc.
	308	12.50	12/20/14	3,080
Methanex Corp.
	178	50.00	12/20/14	24,920
Molson Coors Brewing Co., Class B
	45	65.00	12/20/14	450
	45	65.00	01/17/15	1,688
Mylan, Inc.
	427	49.00	12/20/14	2,135
	91	40.00	01/17/15	546

Issuer	Notional ($)/ Contracts	Exercise Price($)	Expiration Date	Value

Options Purchased Puts (continued)
NOW, Inc.
	890	25.00	12/20/14	$51,175
Outerwall, Inc.
	352	55.00	12/20/14	7,040
	88	55.00	01/17/15	3,080
Packaging Corp. of America
	53	60.00	12/20/14	795
Perry Ellis International, Inc.
	329	17.50	12/20/14	5,757
	240	17.50	01/17/15	6,000
PetSmart, Inc.
	114	62.50	12/20/14	285
Protective Life Corp.
	8	55.00	04/17/15	20
Riverbed Technology, Inc.
	363	15.00	12/20/14	9,075
	177	17.00	01/17/15	5,133
Rock-Tenn Co., Class A
	53	45.00	12/20/14	663
SPDR S&P 500 ETF Trust
	187	160.00	12/20/14	655
	178	184.00	12/20/14	2,759
Safeway, Inc.
	20	33.00	12/20/14	250
Shire PLC, ADR
	18	185.00	12/20/14	360
Shutterfly, Inc.
	456	35.00	12/20/14	12,540
	91	37.50	12/20/14	1,820
T-Mobile USA, Inc.
	542	26.00	12/20/14	7,317
TIBCO Software, Inc.
	149	20.00	01/17/15	373
Time Warner Cable, Inc.
	15	140.00	01/17/15	4,575
Tyson Foods, Inc., Class A
	177	36.00	12/20/14	1,328
Viacom, Inc., Class B
	215	67.50	12/20/14	3,225
Weatherford International PLC
	1,251	15.00	12/20/14	257,080
Windstream Holdings, Inc.
	598	9.00	12/20/14	4,485
	439	9.00	01/17/15	7,243
Yum! Brands, Inc.
	265	65.00	12/20/14	1,060
	44	70.00	12/20/14	594
iShares 7-10 Year Treasury Bond ETF
	30	101.00	12/20/14	375
iShares Russell 2000 Growth ETF
	177	130.00	12/20/14	10,177
tw telecom holdings, Inc.
	13	40.00	01/17/15	325

Total Options Purchased Puts (Cost: $1,780,947)				$1,086,288

	Shares	Value

Money Market Funds 31.8%
Columbia Short-Term Cash Fund, 0.104% (j)(k)(o)	244,806,091	244,806,091
JPMorgan Prime Money Market Fund, 0.010% (j)(l)	431,749	431,749
Total Money Market Funds (Cost: $245,237,840)		$245,237,840
Total Investments
(Cost: $722,081,405) (m)		$737,895,491

Issuer	Shares	Value

Investments Sold Short (11.5)%

Common Stocks (9.8)%
CONSUMER DISCRETIONARY (1.9)%
Automobiles —%
Ford Motor Co.	(2,208)	(34,732)
Hotels, Restaurants & Leisure (0.1)%
Domino’s Pizza, Inc.	(2,320)	(217,732)
Dunkin’ Brands Group, Inc.	(4,478)	(216,511)
Greene King PLC	(3,945)	(47,479)
Jack in the Box, Inc.	(973)	(72,488)
Sonic Corp.	(2,726)	(74,120)
Wendy’s Co. (The)	(8,586)	(74,870)
Total		(703,200)
Internet & Catalog Retail (0.1)%
TripAdvisor, Inc. (a)	(7,441)	(548,030)
Media (0.3)%
Gannett Co., Inc.	(1,959)	(63,765)
Liberty Global PLC, Class A (a)	(6,836)	(355,404)
Liberty Global PLC, Class C (a)	(16,867)	(842,001)
Nexstar Broadcasting Group, Inc., Class A	(1,438)	(73,784)
Sinclair Broadcast Group, Inc., Class A	(1,686)	(49,164)
Time Warner Cable, Inc.	(4,880)	(728,486)
Total		(2,112,604)
Multiline Retail (0.3)%
JCPenney Co., Inc. (a)	(315,080)	(2,523,791)
Specialty Retail (1.0)%
American Eagle Outfitters, Inc.	(265)	(3,736)
Five Below, Inc. (a)	(50,465)	(2,354,697)
Guess?, Inc.	(157)	(3,559)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Special Retail (continued)
Lowe’s Companies, Inc.	(51,500)	$(3,287,245)
Tiffany & Co.	(19,091)	(2,060,301)
Total		(7,709,538)
Textiles, Apparel & Luxury Goods (0.1)%
Kate Spade & Co. (a)	(28,422)	(910,357)
TOTAL CONSUMER DISCRETIONARY		(14,542,252)
CONSUMER STAPLES (0.9)%
Beverages —%
Anheuser-Busch InBev NV, ADR	(768)	(89,848)
Boston Beer Co., Inc. (The), Class A (a)	(216)	(56,802)
Total		(146,650)
Food & Staples Retailing (0.6)%
Sprouts Farmers Market, Inc.	(40,779)	(1,296,365)
SYSCO Corp.	(74,097)	(2,983,145)
Total		(4,279,510)
Household Products (0.3)%
Procter & Gamble Co. (The)	(26,524)	(2,398,565)
TOTAL CONSUMER STAPLES		(6,824,725)
ENERGY (0.5)%
Energy Equipment & Services (0.5)%
Frank’s International NV	(9,010)	(162,000)
Halliburton Co.	(15,038)	(634,604)
RPC, Inc.	(24,236)	(322,096)
Schlumberger Ltd.	(24,797)	(2,131,302)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.	(19,519)	(376,912)
Total		(3,626,914)
Oil, Gas & Consumable Fuels —%
BPZ Resources, Inc. (a)	(160,384)	(96,230)
TOTAL ENERGY		(3,723,144)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (0.9)%
Banks (0.1)%
BB&T Corp.	(6,887)	$(258,883)
Sterling Bancorp	(25,556)	(341,939)
Total		(600,822)
Insurance (0.2)%
Genworth Financial, Inc., Class A (a)	(11,760)	(106,899)
Manulife Financial Corp.	(82,308)	(1,638,962)
RenaissanceRe Holdings Ltd.	(1,773)	(173,612)
Total		(1,919,473)
Real Estate Investment Trusts (REITs) (0.6)%
Annaly Capital Management, Inc.	(39,595)	(456,134)
Ventas, Inc.	(59,673)	(4,269,603)
Washington Prime Group, Inc.	(10,004)	(172,369)
Total		(4,898,106)
TOTAL FINANCIALS		(7,418,401)
HEALTH CARE (1.2)%
Health Care Equipment & Supplies (0.7)%
Becton Dickinson and Co.	(2,450)	(343,808)
Halyard Health, Inc. (a)	(17,575)	(689,116)
Medtronic, Inc.	(59,532)	(4,397,629)
STERIS Corp.	(701)	(44,689)
Total		(5,475,242)
Health Care Providers & Services (0.2)%
Chemed Corp.	(458)	(50,430)
HealthSouth Corp.	(2,353)	(96,779)
Kindred Healthcare, Inc.	(11,868)	(236,055)
Laboratory Corp. of America Holdings (a)	(7,821)	(818,389)
Select Medical Holdings Corp.	(6,306)	(90,996)
Total		(1,292,649)
Pharmaceuticals (0.3)%
AbbVie, Inc.	(6,000)	(415,200)
Actavis PLC (a)	(7,914)	(2,141,607)
Total		(2,556,807)
TOTAL HEALTH CARE		(9,324,698)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (1.0)%
Aerospace & Defense (0.7)%
Boeing Co. (The)	(26,634)	$(3,578,544)
General Dynamics Corp.	(5,941)	(863,584)
Precision Castparts Corp.	(2,533)	(602,601)
Total		(5,044,729)
Commercial Services & Supplies —%
Black Diamond Group Ltd.	(1,167)	(18,176)
Healthcare Services Group, Inc.	(10,524)	(317,404)
Horizon North Logistics, Inc.	(5,123)	(12,768)
Total		(348,348)
Construction & Engineering —%
Aecon Group, Inc.	(5,494)	(57,654)
Trading Companies & Distributors (0.3)%
Fastenal Co.	(16,436)	(742,907)
HD Supply Holdings, Inc.	(16,395)	(476,767)
WESCO International, Inc. (a)	(5,699)	(469,541)
WW Grainger, Inc.	(1,805)	(443,452)
Total		(2,132,667)
TOTAL INDUSTRIALS		(7,583,398)
INFORMATION TECHNOLOGY (2.4)%
Communications Equipment —%
ADTRAN, Inc.	(773)	(16,148)
Calix, Inc. (a)	(2,426)	(25,716)
Ciena Corp. (a)	(1,643)	(27,159)
Sonus Networks, Inc. (a)	(12,255)	(45,343)
Total		(114,366)
IT Services (0.7)%
Accenture PLC, Class A	(21,931)	(1,893,303)
Alliance Data Systems Corp. (a)	(2,604)	(744,405)
International Business Machines Corp.	(15,534)	(2,519,149)
Total		(5,156,857)
Semiconductors & Semiconductor Equipment (1.7)%
Applied Materials, Inc.	(281,116)	(6,760,840)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
RF Micro Devices, Inc. (a)	(462,628)	$(6,758,995)
Total		(13,519,835)
TOTAL INFORMATION TECHNOLOGY		(18,791,058)
MATERIALS (0.4)%
Chemicals (0.2)%
Albemarle Corp.	(14,504)	(856,316)
Celanese Corp., Class A	(5,856)	(351,770)
Olin Corp.	(12,417)	(312,412)
Westlake Chemical Corp.	(4,265)	(271,254)
Total		(1,791,752)
Containers & Packaging (0.1)%
AptarGroup, Inc.	(4,233)	(276,203)
Ball Corp.	(1,850)	(124,080)
Bemis Co., Inc.	(1,026)	(40,978)
Crown Holdings, Inc.	(2,634)	(130,383)
Silgan Holdings, Inc.	(5,393)	(272,131)
Total		(843,775)
Metals & Mining (0.1)%
Agnico Eagle Mines Ltd.	(6,260)	(147,371)
Cliffs Natural Resources, Inc.	(17,624)	(160,731)
Total		(308,102)
TOTAL MATERIALS		(2,943,629)
TELECOMMUNICATION SERVICES (0.3)%
Diversified Telecommunication Services (0.3)%
AT&T, Inc.	(23,482)	(830,793)
Globalstar, Inc.(a)	(500,900)	(1,412,538)
TOTAL TELECOMMUNICATION SERVICES		(2,243,331)
UTILITIES (0.3)%
Electric Utilities (0.3)%
Exelon Corp.	(65,792)	$(2,379,697)
TOTAL UTILITIES		(2,379,697)
Total Common Stocks (Proceeds: $70,677,792)		$(75,774,333)

Issuer	Coupon Rate	Principal Amount	Value

Investments Sold Short (continued)

Corporate Bonds & Notes (0.4)%
Health Care —%
Kindred Healthcare, Inc. (g)
04/15/22	6.375%	(374,000)	$(360,910)

Midstream (0.1)%
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	(653,000)	(656,626)

Wireless (0.3)%
T-Mobile USA, Inc.
04/01/23	6.625%	(1,913,000)	(1,984,738)
Total Corporate Bonds & Notes (Proceeds: $3,083,556)			$(3,002,274)

Issuer	Shares	Value

Exchange-Traded Funds (1.3)%
Consumer Staples Select Sector SPDR Fund	(10,224)	$(504,043)
Industrial Select Sector SPDR	(8,067)	(459,093)
Powershares Qqq Trust Series	(1,174)	(124,456)
SPDR Barclays High Yield Bond ETF	(48,293)	(1,911,437)
SPDR S&P 500 ETF Trust	(16,952)	(3,512,454)
Technology Select Sect SPDR	(3,339)	(141,874)
iShares 7-10 Year Treasury Bond ETF	(1,246)	(132,313)
iShares MSCI China ETF	(12,754)	(634,894)
iShares Nasdaq Biotechnology ETF	(753)	(228,837)
iShares Russell 1000 Value E	(6,697)	(699,501)
iShares Russell 2000 Growth ETF	(11,334)	(1,571,686)
Total Exchange-Traded Funds (Proceeds: $9,532,757)		$(9,920,588)

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds —%
Energy —%
BPZ Resources, Inc.
03/01/15	6.500%	(141,000)	(128,927)
Total Convertible Bonds (Proceeds: $139,949)			$(128,927)
Total Investments Sold Short (Proceeds: $83,434,054)			$(88,826,122)

Total Investments, Net of Investments Sold Short	649,069,369(n)
Other Assets & Liabilities, Net	121,624,351
Net Assets	$770,693,720

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2014

At November 30, 2014, securities and cash totaling $65,616 were pledged as collateral to cover open forward foreign currency exchange contracts.

At November 30, 2014, cash totaling $8,880,000 was received from broker as collateral to cover open forward foreign currency exchange contracts.

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	12/17/2014	178,000 CHF	183,179 USD	—	(1,081)
Citibank	12/17/2014	4,177,000 EUR	5,179,742 USD	—	(14,566)
Citibank	12/17/2014	482,000 JPY	4,093 USD	31	—
Citibank	12/17/2014	20,000,000 KRW	17,947 USD	—	(49)
Citibank	12/17/2014	463,422 USD	521,000 CAD	—	(7,969)
Citibank	12/17/2014	27,136 USD	26,000 CHF	—	(222)
Citibank	12/17/2014	366,219 USD	90,000,000 HUF	—	(1,271)
Citibank	12/17/2014	4,139 USD	482,000 JPY	—	(77)
Citibank	12/17/2014	1,189,711 USD	8,089,000 NOK	—	(37,313)
Citibank	12/17/2014	2,363,505 USD	2,999,000 NZD	—	(14,688)
Citibank	12/17/2014	531,828 USD	1,800,000 PLN	2,690	—
Citibank	12/17/2014	22,111 USD	1,000,000 RUB	—	(2,178)
Citibank	12/17/2014	179,096 USD	400,000 TRY	455	—
Citibank	12/17/2014	463,943 USD	5,100,000 ZAR	—	(4,670)
Citibank	03/18/2015	6,790,000 AUD	5,763,117 USD	29,507	—
Citibank	03/18/2015	2,000 EUR	2,496 USD	7	—
Citibank	03/18/2015	5,069,000 EUR	6,301,590 USD	—	(6,481)
Citibank	03/18/2015	60,000 GBP	94,187 USD	541	—
Citibank	03/18/2015	626,083,000 JPY	5,318,937 USD	38,430	—
Citibank	03/18/2015	6,200,000 MXN	450,003 USD	7,188	—
Citibank	03/18/2015	858,704 USD	973,000 CAD	—	(9,969)
Citibank	03/18/2015	588,552 USD	13,000,000 CZK	—	(2,891)
Citibank	03/18/2015	284,535 USD	228,000 EUR	—	(802)
Citibank	03/18/2015	1,117,742 USD	714,000 GBP	—	(3,363)
Citibank	03/18/2015	161,934 USD	40,000,000 HUF	—	(144)
Citibank	03/18/2015	1,548,460 USD	10,568,000 NOK	—	(47,449)
Citibank	03/18/2015	3,797,072 USD	4,900,000 NZD	7,283	—
Citibank	03/18/2015	472,393 USD	1,600,000 PLN	943	—
Citibank	03/18/2015	832,059 USD	2,800,000 PLN	—	(3,721)
Citibank	03/18/2015	214,818 USD	280,000 SGD	—	(221)
Citibank	03/18/2015	176,210 USD	400,000 TRY	184	—
Citibank	03/18/2015	410,791 USD	4,600,000 ZAR	—	(2,810)
Citigroup Global Markets Inc.	12/17/2014	10,429 USD	10,000 CHF	—	(77)
Goldman, Sachs & Co.	12/15/2014	59,050 AUD	52,880 USD	2,681	—
Goldman, Sachs & Co.	12/15/2014	5,256,600 CAD	4,726,041 USD	130,547	—
Goldman, Sachs & Co.	12/15/2014	2,142,000 CHF	2,269,050 USD	51,795	—
Goldman, Sachs & Co.	12/15/2014	156,600 CHF	161,866 USD	—	(236)
Goldman, Sachs & Co.	12/15/2014	4,242,800 EUR	5,416,639 USD	140,560	—
Goldman, Sachs & Co.	12/15/2014	64,500 EUR	79,958 USD	—	(251)
Goldman, Sachs & Co.	12/15/2014	1,707,500 GBP	2,766,390 USD	99,465	—
Goldman, Sachs & Co.	12/15/2014	24,018,700 JPY	207,274 USD	4,898	—
Goldman, Sachs & Co.	12/15/2014	5,991,200 NOK	912,946 USD	59,349	—
Goldman, Sachs & Co.	12/15/2014	2,397,500 SEK	328,981 USD	7,442	—
Goldman, Sachs & Co.	12/15/2014	31,140 USD	35,700 AUD	—	(793)
Goldman, Sachs & Co.	12/15/2014	1,827,071 USD	2,059,200 CAD	—	(26,851)
Goldman, Sachs & Co.	12/15/2014	786,219 USD	748,600 CHF	—	(11,319)
Goldman, Sachs & Co.	12/15/2014	1,351,272 USD	1,087,200 EUR	702	—
Goldman, Sachs & Co.	12/15/2014	762,049 USD	599,600 EUR	—	(16,423)
Goldman, Sachs & Co.	12/15/2014	2,740,104 USD	1,699,241 GBP	—	(86,081)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	12/15/2014	728,156 USD	4,771,000 NOK	—	(48,407)
Royal Bank of Scotland	12/17/2014	108,301,000 AUD	95,336,974 USD	3,283,826	—
Royal Bank of Scotland	12/17/2014	17,600,000 BRL	7,172,103 USD	362,486	—
Royal Bank of Scotland	12/17/2014	1,100,000 BRL	420,827 USD	—	(4,774)
Royal Bank of Scotland	12/17/2014	72,468,000 CAD	65,486,122 USD	2,135,253	—
Royal Bank of Scotland	12/17/2014	844,000 CHF	892,377 USD	18,699	—
Royal Bank of Scotland	12/17/2014	1,595,000,000 CLP	2,681,000 USD	63,666	—
Royal Bank of Scotland	12/17/2014	7,000,000,000 COP	3,469,382 USD	317,794	—
Royal Bank of Scotland	12/17/2014	373,300,000 CZK	17,481,079 USD	680,783	—
Royal Bank of Scotland	12/17/2014	126,952,001 EUR	162,990,830 USD	5,119,685	—
Royal Bank of Scotland	12/17/2014	7,296,000 EUR	9,051,464 USD	—	(21,476)
Royal Bank of Scotland	12/17/2014	64,528,000 GBP	103,256,042 USD	2,471,669	—
Royal Bank of Scotland	12/17/2014	2,819,000 GBP	4,400,957 USD	—	(1,956)
Royal Bank of Scotland	12/17/2014	6,556,000 HKD	844,309 USD	—	(1,041)
Royal Bank of Scotland	12/17/2014	2,015,000,000 HUF	8,369,330 USD	198,558	—
Royal Bank of Scotland	12/17/2014	80,000,000 HUF	319,766 USD	—	(4,632)
Royal Bank of Scotland	12/17/2014	17,200,000,000 IDR	1,437,526 USD	34,230	—
Royal Bank of Scotland	12/17/2014	31,300,000,000 IDR	2,526,808 USD	—	(26,867)
Royal Bank of Scotland	12/17/2014	21,000,000 ILS	5,809,051 USD	416,487	—
Royal Bank of Scotland	12/17/2014	34,429,598,999 JPY	317,786,592 USD	27,678,865	—
Royal Bank of Scotland	12/17/2014	18,840,000,000 KRW	17,562,767 USD	611,325	—
Royal Bank of Scotland	12/17/2014	260,600,000 MXN	19,473,355 USD	761,648	—
Royal Bank of Scotland	12/17/2014	27,100,000 MYR	8,236,971 USD	253,953	—
Royal Bank of Scotland	12/17/2014	533,994,000 NOK	82,625,972 USD	6,550,571	—
Royal Bank of Scotland	12/17/2014	33,143,000 NZD	26,589,944 USD	632,345	—
Royal Bank of Scotland	12/17/2014	37,409,000 NZD	28,949,378 USD	—	(349,354)
Royal Bank of Scotland	12/17/2014	281,200,000 PHP	6,324,849 USD	73,166	—
Royal Bank of Scotland	12/17/2014	21,000,000 PHP	465,313 USD	—	(1,562)
Royal Bank of Scotland	12/17/2014	28,200,000 PLN	8,595,150 USD	221,034	—
Royal Bank of Scotland	12/17/2014	300,000 PLN	88,412 USD	—	(674)
Royal Bank of Scotland	12/17/2014	520,100,000 RUB	13,566,040 USD	3,198,731	—
Royal Bank of Scotland	12/17/2014	704,064,000 SEK	98,284,426 USD	3,858,658	—
Royal Bank of Scotland	12/17/2014	32,910,000 SGD	25,957,083 USD	725,738	—
Royal Bank of Scotland	12/17/2014	1,984,902 TRY	898,116 USD	7,137	—
Royal Bank of Scotland	12/17/2014	14,045,098 TRY	6,124,762 USD	—	(179,777)
Royal Bank of Scotland	12/17/2014	389,100,000 TWD	12,874,592 USD	313,852	—
Royal Bank of Scotland	12/17/2014	90,591,073 USD	99,869,000 AUD	—	(5,704,913)
Royal Bank of Scotland	12/17/2014	5,985,267 USD	13,920,000 BRL	—	(599,478)
Royal Bank of Scotland	12/17/2014	3,409,235 USD	3,904,000 CAD	3,606	—
Royal Bank of Scotland	12/17/2014	70,086,133 USD	77,486,000 CAD	—	(2,348,574)
Royal Bank of Scotland	12/17/2014	689,619 USD	660,000 CHF	—	(6,411)
Royal Bank of Scotland	12/17/2014	738,023 USD	430,000,000 CLP	—	(32,410)
Royal Bank of Scotland	12/17/2014	2,335,036 USD	4,560,000,000 COP	—	(282,001)
Royal Bank of Scotland	12/17/2014	671,349 USD	15,000,000 CZK	3,723	—
Royal Bank of Scotland	12/17/2014	14,241,700 USD	307,000,000 CZK	—	(425,224)
Royal Bank of Scotland	12/17/2014	151,299,205 USD	118,415,000 EUR	—	(4,044,243)
Royal Bank of Scotland	12/17/2014	98,224,863 USD	60,559,999 GBP	—	(3,637,993)
Royal Bank of Scotland	12/17/2014	350,660 USD	2,720,000 HKD	65	—
Royal Bank of Scotland	12/17/2014	495,023 USD	3,836,000 HKD	—	(398)
Royal Bank of Scotland	12/17/2014	444,609 USD	110,000,000 HUF	1,438	—
Royal Bank of Scotland	12/17/2014	10,686,736 USD	2,600,000,000 HUF	—	(143,803)
Royal Bank of Scotland	12/17/2014	4,133,406 USD	49,700,000,000 IDR	—	(78,532)
Royal Bank of Scotland	12/17/2014	950,107 USD	3,600,000 ILS	—	(25,668)
Royal Bank of Scotland	12/17/2014	207,699 USD	13,000,000 INR	989	—
Royal Bank of Scotland	12/17/2014	4,935,218 USD	303,800,000 INR	—	(58,349)
Royal Bank of Scotland	12/17/2014	182,066,164 USD	19,611,762,000 JPY	—	(16,815,222)
Royal Bank of Scotland	12/17/2014	26,653,979 USD	27,640,000,000 KRW	—	(1,784,669)
Royal Bank of Scotland	12/17/2014	9,480,590 USD	126,100,000 MXN	—	(426,308)
Royal Bank of Scotland	12/17/2014	4,099,814 USD	13,110,000 MYR	—	(237,920)
Royal Bank of Scotland	12/17/2014	53,272,587 USD	339,814,000 NOK	—	(4,861,019)
Royal Bank of Scotland	12/17/2014	10,932,495 USD	14,127,000 NZD	131,773	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	12/17/2014	73,983,363 USD	91,839,000 NZD	—	(2,055,054)
Royal Bank of Scotland	12/17/2014	1,052,059 USD	46,000,000 PHP	—	(29,380)
Royal Bank of Scotland	12/17/2014	1,182,222 USD	4,000,000 PLN	5,596	—
Royal Bank of Scotland	12/17/2014	3,974,963 USD	13,000,000 PLN	—	(114,552)
Royal Bank of Scotland	12/17/2014	12,029,106 USD	501,000,000 RUB	—	(2,042,525)
Royal Bank of Scotland	12/17/2014	55,991,075 USD	407,586,000 SEK	—	(1,327,550)
Royal Bank of Scotland	12/17/2014	24,281,269 USD	30,460,000 SGD	—	(928,281)
Royal Bank of Scotland	12/17/2014	8,235,956 USD	18,500,000 TRY	68,286	—
Royal Bank of Scotland	12/17/2014	4,976,613 USD	11,000,000 TRY	—	(38,954)
Royal Bank of Scotland	12/17/2014	6,874,919 USD	206,000,000 TWD	—	(224,925)
Royal Bank of Scotland	12/17/2014	4,893,577 USD	54,603,809 ZAR	23,684	—
Royal Bank of Scotland	12/17/2014	7,834,250 USD	85,696,191 ZAR	—	(117,015)
Royal Bank of Scotland	12/17/2014	73,200,000 ZAR	6,472,222 USD	—	(119,688)
Total				60,814,017	(49,455,545)

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $12,780,562 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	272	JPY	33,666,917	12/2014	235,969	—
3MO EURO EURIBOR	44	EUR	13,666,327	03/2015	—	(198)
3MO EURO EURIBOR	73	EUR	22,675,945	06/2015	3,198	—
3MO EURO EURIBOR	111	EUR	34,479,862	09/2015	19,980	—
3MO EURO EURIBOR	164	EUR	50,938,126	12/2015	62,966	—
3MO EURO EURIBOR	200	EUR	62,107,225	03/2016	115,282	—
3MO EURO EURIBOR	231	EUR	71,715,893	06/2016	94,862	—
3MO EURO EURIBOR	226	EUR	70,142,524	09/2016	14,432	—
3MO EURO SWISS FRANC	8	CHF	2,072,135	06/2015	—	(137)
90 DAY STERLING	307	GBP	59,576,099	03/2015	121,111	—
90 DAY STERLING	319	GBP	61,867,429	06/2015	178,122	—
90 DAY STERLING	283	GBP	54,830,269	09/2015	188,321	—
90 DAY STERLING	221	GBP	42,602,233	09/2016	182,965	—
90DAY EURO$	53	USD	13,089,675	06/2016	7,118	—
90DAY STERLING	258	GBP	49,926,162	12/2015	191,135	—
90DAY STERLING	231	GBP	44,647,207	03/2016	181,622	—
90DAY STERLING	220	GBP	42,465,308	06/2016	176,907	—
AMSTERDAM IDX	62	EUR	6,568,401	12/2014	130,487	—
AUST 10YR BOND	118	AUD	12,577,028	12/2014	415,482	—
AUST 3YR BOND	452	AUD	42,445,419	12/2014	225,997	—
CAC40 10 EURO	41	EUR	2,234,517	12/2014	46,227	—
CAN 10YR BOND	124	CAD	14,935,304	03/2015	185,559	—
COFFEE ‘C’	7	USD	492,056	03/2015	—	(14,210)
DAX INDEX	13	EUR	4,030,908	12/2014	165,754	—
DJIA MINI e-CBOT	149	USD	13,269,940	12/2014	378,075	—
EURO BUXL 30YR BOND	49	EUR	9,138,140	12/2014	454,825	—
EURO STOXX 50	92	EUR	3,711,052	12/2014	128,649	—
EURO$ 90 DAY	138	USD	34,412,025	03/2015	5,597	—
EURO$ 90 DAY	171	USD	42,596,100	06/2015	7,003	—
EURO$ 90 DAY	144	USD	35,809,200	09/2015	4,473	—
EURO$ 90 DAY	87	USD	21,586,875	12/2015	5,090	—
EURO$ 90 DAY	55	USD	13,615,938	03/2016	6,250	—
EURO$ 90 DAY	62	USD	15,276,800	09/2016	8,940	—
EURO-BOBL	243	EUR	38,751,812	12/2014	131,042	—
EURO-BUND	86	EUR	16,345,276	12/2014	382,343	—
FTSE 100 INDEX	28	GBP	2,943,870	12/2014	37,533	—
FTSE/JSE TOP 40	39	ZAR	1,560,951	12/2014	—	(33,589)
FTSE/MIB INDEX	1	EUR	124,569	12/2014	739	—
HANG SENG INDEX	1	HKD	154,605	12/2014	645	—
IBEX 35 INDEX	15	EUR	2,006,984	12/2014	67,052	—

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)

JPN 10YR BOND (OSE)	7	JPY	8,662,511	12/2014	23,118	—
LEAN HOGS	1	USD	35,290	02/2015	—	(845)
LME PRI ALUM	4	USD	200,950	12/2014	—	(2,809)
LME ZINC	3	USD	165,844	12/2014	—	(8,188)
LONG GILT	119	GBP	21,848,096	03/2015	137,312	—
MSCI SING IX ETS	40	SGD	2,313,231	12/2014	4,652	—
MSCI TAIWAN INDEX	108	USD	3,708,720	12/2014	32,721	—
NASDAQ 100 E-MINI	139	USD	12,060,335	12/2014	600,214	—
NATURAL GAS	60	USD	2,452,800	12/2014	—	(108,221)
RUSSELL 2000 EMINI ICE	40	USD	4,686,400	12/2014	6,691	—
S&P MID 400 EMINI	61	USD	8,788,880	12/2014	195,607	—
S&P/TSE 60 INDEX	46	CAD	6,934,394	12/2014	25,512	—
S&P500 EMINI	120	USD	12,397,800	12/2014	398,376	—
SGX CNX NIFTY ETS	296	USD	5,106,296	12/2014	39,817	—
SOYBEAN MEAL	32	USD	1,172,160	01/2015	—	(29,922)

TOPIX INDEX	55	JPY	6,534,768	12/2014	180,659	—

US 10YR NOTE	166	USD	21,089,782	03/2015	137,077	—
US 2YR NOTE	108	USD	23,667,188	03/2015	22,051	—
US 5YR NOTE	273	USD	32,621,368	03/2015	143,197	—
US LONG BOND	107	USD	15,260,875	03/2015	207,414	—
Total					6,716,170	(198,119)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO SWISS FRANC	(50)	CHF	(12,946,960)	03/2015	—	(2,326)
BANK ACCEPT	(40)	CAD	(8,632,707)	03/2015	—	(1,986)
BANK ACCEPT	(6)	CAD	(1,294,775)	06/2015	—	(261)
BRENT CRUDE	(125)	USD	(8,768,750)	12/2014	2,096,200	—
COCOA	(11)	USD	(312,730)	03/2015	—	(2,376)
COPPER	(23)	USD	(1,636,450)	03/2015	98,684	—
COTTON NO.2	(66)	USD	(1,982,640)	03/2015	244	—
GAS OIL	(176)	USD	(11,514,800)	01/2015	796,211	—
GASOLINE RBOB	(59)	USD	(4,528,793)	12/2014	594,722	—
GOLD 100 OZ	(13)	USD	(1,528,150)	02/2015	27,974	—
H-SHARES INDEX	(4)	HKD	(287,882)	12/2014	—	(8,212)
KC HRW WHEAT	(24)	USD	(768,000)	03/2015	—	(67,710)
KOSPI2 INX	(34)	KRW	(3,897,288)	12/2014	—	(112,175)
LME COPPER	(25)	USD	(4,005,625)	12/2014	181,049	—
NY Harb ULSD	(109)	USD	(9,893,974)	12/2014	1,107,190	—
PLATINUM	(10)	USD	(605,650)	01/2015	4,304	—
SPI 200	(24)	AUD	(2,725,263)	12/2014	14,962	—
SUGAR #11 (WORLD)	(543)	USD	(9,481,214)	02/2015	563,574	—
WTI CRUDE	(47)	USD	(3,109,050)	12/2014	473,235	—
Total					5,958,349	(195,046)

Open Options Contracts Written at November 30, 2014

At November 30, 2014, securities totaling $1,775,424 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Actavis PLC	Put	31	250.00	8,949	12/2014	3,255
Actavis PLC	Put	18	255.00	5,909	12/2014	3,195
Alliance Data Systems Corp.	Call	24	280.00	12,918	12/2014	22,080
Alliance Data Systems Corp.	Call	2	270.00	825	12/2014	3,350
Alliance Data Systems Corp.	Call	5	290.00	1,549	12/2014	1,825
BB&T Corp.	Call	12	36.00	2,105	12/2014	2,142
BB&T Corp.	Call	12	37.00	1,200	12/2014	1,104
Cliffs Natural Resources, Inc.	Put	88	7.00	3,455	12/2014	1,672
Concur Technologies, Inc.	Call	30	130.00	486	12/2014	75

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Conversant Inc	Call	12	35.00	686	12/2014	330
Covidien PLC	Put	79	57.50	2,556	01/2015	395
Covidien PLC	Put	36	62.50	1,621	01/2015	90
DIRECTV	Call	15	85.00	5,835	12/2014	4,223
DIRECTV	Call	13	86.00	2,096	12/2014	2,581
DIRECTV	Call	4	85.00	497	01/2015	1,500
Halliburton Co.	Call	88	57.50	10,997	12/2014	132
Halliburton Co.	Put	88	50.00	19,063	12/2014	72,380
Halliburton Co.	Put	441	42.50	18,038	12/2014	89,744
International Rectifier Corp.	Call	42	40.00	306	03/2015	315
TW Telecom Inc	Call	13	45.00	1,045	01/2015	1,690
Manitowoc Co., Inc. (The)	Call	43	21.00	4,084	12/2014	1,613
Manitowoc Co., Inc. (The)	Call	43	22.00	1,920	12/2014	645
Shire PLC, ADR	Call	9	210.00	4,676	12/2014	6,930
Shire PLC, ADR	Call	3	215.00	1,617	12/2014	1,575
Sigma-Aldrich Corp.	Call	2	135.00	329	12/2014	490
TIBCO Software, Inc.	Call	5	25.00	46	12/2014	13
TIBCO Software, Inc.	Call	179	24.00	1,103	12/2014	1,343
Time Warner Cable	Put	6	140.00	1,571	12/2014	690
TRW Automotive Holdings Corp.	Call	30	105.00	1,019	01/2015	150
TRW Automotive Holdings Corp.	Call	30	105.00	2,219	04/2015	1,425
Total						226,952

(a) Rounds to zero.

Total Return Swap Contracts Outstanding at November 30, 2014

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	07/25/2015	GBP	52,926	187	—
Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	07/29/2015	GBP	34,358	3,487	—
Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	07/30/2015	GBP	76,110	7,727	—
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on ProSiebenSat.1 Media AG	08/04/2015	EUR	11,021	—	(908)
Goldman Sachs	Floating rate based on EONIA Index minus 0.45%	Total return on STXE 600 Tel EURO Pr	08/04/2015	EUR	81,638	—	(6,447)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on RTL Group	08/04/2015	EUR	21,063	—	(1,122)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on Television Francaise	08/04/2015	EUR	23,563	—	(2,117)
Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	08/07/2015	GBP	35,108	3,565	—
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on Television Francaise	09/12/2015	EUR	534	—	(54)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on RTL Group	09/12/2015	EUR	593	—	(32)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on ProSiebenSat.1 Media AG	09/12/2015	EUR	256	—	(24)

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.40%	Total return on Premier Oil PLC	10/03/2015	GBP	14,241	6,117	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.40%	Total return on Premier Oil PLC	10/08/2015	GBP	14,241	6,117	—
Goldman Sachs	Floating rate based on EONIA Index minus 0.30%	Total return on STXE 600 Oil & Gas EURO Pr	10/08/2015	EUR	42,214	4,846	—
Goldman Sachs	Floating rate based on EONIA Index minus 0.30%	Total return on STXE 600 Oil & Gas EURO Pr	11/05/2015	EUR	22,464	1,178	—
Goldman Sachs	Floating rate based on EONIA Index minus 0.45%	Total return on STXE 600 Oil & Gas EURO Pr	11/05/2015	EUR	41,095	2,722	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.40%	Total return on Premier Oil PLC	11/05/2015	GBP	7,474	2,774	—
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on Television Francaise	11/20/2015	EUR	11,200	—	(709)
Goldman Sachs	Floating rate based on EONIA Index minus 0.45%	Total return on STXE 600 Media EURO Pr	11/20/2015	EUR	29,707	—	(1,491)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on RTL Group	11/20/2015	EUR	11,205	—	(870)
Goldman Sachs	Floating rate based on 1-month EUR LIBOR-BBA minus 0.45%	Total return on ProSiebenSat.1 Media AG	11/20/2015	EUR	5,605	—	(206)
Goldman Sachs	Total return on ITV PLC	Floating rate based on 1-month GBP LIBOR-BBA plus 0.35%	11/20/2015	GBP	78,588	7,654	—
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA minus 0.40%	Total return on Enquest PLC	11/28/2015	GBP	7,499	70	—
Total						46,444	(13,980)

Total Return Swap Contracts on Futures at November 30, 2014

At November 30, 2014, securities and cash totaling $2,126,133 were pledged as collateral to cover open total return swap contracts on futures.

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	EURO-BOBL	12/2014	EUR	9,887,294	61,419	—
Barclays	EURO-SCHATZ	12/2014	EUR	69,494,637	—	(40,316)
Barclays	GASOLINE RBOB	12/2014	USD	(997,870)	134,862	—
Barclays	SILVER	03/2015	USD	(155,560)	9,930	—
Barclays	US 2YR NOTE	03/2015	USD	63,331,639	79,471	—
Barclays	WTI CRUDE	12/2014	USD	(661,500)	107,500	—
Citibank	COCOA	03/2015	GBP	829,234	221	—
Citibank	COPPER	03/2015	USD	(2,917,150)	152,725	—
Citibank	CORN	03/2015	USD	(3,634,813)	26,015	—
Citibank	COTTON NO.2	03/2015	USD	(1,351,800)	55,313	—
Citibank	GASOLINE RBOB	12/2014	USD	(2,072,498)	288,943	—
Citibank	GOLD 100 OZ	02/2015	USD	(13,165,600)	237,080	—
Citibank	HEATING OIL	12/2014	USD	(544,622)	68,060	—
Citibank	LME PRI ALUM	12/2014	USD	351,663	—	(10,238)
Citibank	PLATINUM	01/2015	USD	(4,663,505)	452,714	—
Citibank	SILVER	03/2015	USD	(5,211,260)	219,928	—
Citibank	SOYBEAN	01/2015	USD	(914,400)	—	(65,612)
Citibank	SOYBEAN MEAL	01/2015	USD	549,450	4,202	—
Citibank	SOYBEAN OIL	01/2015	USD	(3,235,458)	51,647	—
Citibank	WHEAT (CBT)	03/2015	USD	(6,999,850)	—	(466,022)

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Citibank	WHEAT KCBT	03/2015	USD	(1,024,000)	—	(85,158)
Citibank	WTI CRUDE	12/2014	USD	(3,969,000)	654,720	—
J.P. Morgan	SWISS MKT IX	12/2014	CHF	12,409,242	508,949	—
Total					3,113,699	(667,346)

Notes to Consolidated Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  At November 30, 2014, securities valued at $2,767,378 were held to cover open call options written.

(c)                                  This security, or a portion of this security, was pledged as collateral for securities sold short. At November 30, 2014, total securities pledged was $66,199,149.

(d)                                 Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $66,822, which represents 0.01% of net assets.  Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Trius Therapeutics, Inc.	08-01-2013 - 08-08-2013	24,524
Arthrocare Corp.	06-09-2014	—
BMC Software, Inc.	08-27-2014	—

(e)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $66,822, which represents 0.01% of net assets.

(f)                                     Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)                                 Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $28,234,610 or 3.66% of net assets.

(h)                                 Variable rate security.

(i)            Negligible market value

(j)                                     The rate shown is the seven-day current annualized yield at November 30, 2014.

(k)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	235,765,378	155,540,186	(146,499,473)	244,806,091	55,954	244,806,091

(l)                                     This security, or a portion of this security, has been pledged as collateral in connection with forward foreign currency exchange contracts, options contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Consolidated Portfolio of Investments.

(m)                               At November 30, 2014, the cost of securities for federal income tax purposes was approximately $722,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$ 43,097,000
Unrealized Depreciation	(27,283,000)
Net Unrealized Appreciation	$ 15,814,000

(n)                                 Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

(o)                                 At November 30, 2014, cash or short-term securities were designated to cover open put and/or call options.

Abbreviation Legend

ADR                         American Depositary Receipt

PIK                               Payment-in-Kind

Currency Legend

AUD                         Australian Dollar

BRL                           Brazilian Real

CAD                         Canadian Dollar

CHF                         Swiss Franc

CLP                           Chilean Peso

COP                        Colombian Peso

CZK                          Czech Koruna

EUR                         Euro

GBP                         British Pound

HKD                         Hong Kong Dollar

HUF                         Hungarian Forint

IDR                             Indonesian Rupiah

ILS                                Israeli Shekel

INR                             Indian Rupee

JPY                            Japanese Yen

KRW                      Korean Won

MXN                        Mexican Peso

MYR                        Malaysia Ringgits

NOK                        Norwegian Krone

NZD                         New Zealand Dollar

PHP                          Philippine Peso

PLN                           Polish Zloty

RUB                         Russian Rouble

SEK                           Swedish Krona

SGD                        Singapore Dollar

TRY                          Turkish Lira

TWD                      Taiwan Dollar

USD                         US Dollar

ZAR                          South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	43,935,988	424,296	—	44,360,284
Consumer Staples	16,683,776	888,235	—	17,572,011
Energy	43,441,178	18,840	—	43,460,018
Financials	71,658,506	—	—	71,658,506
Health Care	36,600,516	1,559,845	58,174	38,218,535
Industrials	25,400,649	1,211,202	—	26,611,851
Information Technology	66,166,135	328,174	8,648	66,502,957
Materials	16,993,083	—	—	16,993,083
Telecommunication Services	5,672,901	1,156,739	—	6,829,640
Utilities	3,556,028	—	—	3,556,028
Common Stocks - Investments Sold Short
Consumer Discretionary	(14,494,773)	(47,479)	—	(14,542,252)
Consumer Staples	(6,824,725)	—	—	(6,824,725)
Energy	(3,723,144)	—	—	(3,723,144)
Financials	(7,418,401)	—	—	(7,418,401)
Health Care	(9,324,698)	—	—	(9,324,698)
Industrials	(7,583,398)	—	—	(7,583,398)
Information Technology	(18,791,058)	—	—	(18,791,058)
Materials	(2,943,629)	—	—	(2,943,629)
Telecommunication Services	(2,243,331)	—	—	(2,243,331)
Utilities	(2,379,697)	—	—	(2,379,697)
Exchange-Traded Funds	2,373,152	—	—	2,373,152
Exchange-Traded Funds - Investments Sold Short	(9,920,588)	—	—	(9,920,588)
Rights
Energy	—	0 (a)	—	0 (a)
Health Care	6,859	—	—	6,859
Total Equity Securities	246,841,329	5,539,852	66,822	252,448,003
Bonds
Corporate Bonds & Notes	—	65,003,827	—	65,003,827
Corporate Bonds & Notes - Investments Sold Short	—	(3,002,274)	—	(3,002,274)
Convertible Bonds	—	11,247,318	—	11,247,318
Convertible Bonds & Notes - Investments Sold Short	—	(128,927)	—	(128,927)
Total Bonds	—	73,119,944	—	73,119,944
Short-Term Securities
Treasury Bills	77,129,324	—	—	77,129,324
Total Short-Term Securities	77,129,324	—	—	77,129,324
Other
Options Purchased Calls	43,130	—	—	43,130
Options Purchased Puts	1,091,128	—	—	1,091,128
Total Other	1,134,258	—	—	1,134,258
Mutual Funds
Money Market Funds	245,237,840	—	—	245,237,840
Total Mutual Funds	245,237,840	—	—	245,237,840
Investments in Securities	570,342,751	78,659,796	66,822	649,069,369
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	60,814,017	—	60,814,017
Futures Contracts	12,674,519	—	—	12,674,519
Swap Contracts	—	3,160,143	—	3,160,143
Liabilities
Forward Foreign Currency Exchange Contracts	—	(49,455,545)	—	(49,455,545)
Futures Contracts	(393,165)	—	—	(393,165)
Options Contracts Written	—	(226,952)	—	(226,952)
Swap Contracts	—	(681,326)	—	(681,326)
Total	582,624,105	92,270,133	66,822	674,961,060

(a) Rounds to zero.

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,460,222	—	—	3,460,222

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Core Plus Bond Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 35.4%
Aerospace & Defense 0.2%
Bombardier, Inc. (b)
Senior Unsecured
01/15/16	4.250%	$95,000	$97,019
04/15/19	4.750%	72,000	73,440
03/15/20	7.750%	31,000	34,100
10/15/22	6.000%	83,000	84,365
Embraer SA Senior Unsecured
06/15/22	5.150%	1,750,000	1,855,000
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	562,000	590,100
Huntington Ingalls Industries, Inc. (b)(c)
12/15/21	5.000%	59,000	59,959
KLX, Inc. (b)(c)
12/01/22	5.875%	250,000	254,375
L-3 Communications Corp.
05/28/24	3.950%	2,220,000	2,226,311
Textron, Inc.
Senior Unsecured
03/01/24	4.300%	690,000	723,989
03/01/25	3.875%	300,000	302,275
TransDigm, Inc.
10/15/20	5.500%	11,000	10,863
07/15/21	7.500%	326,000	349,635
07/15/22	6.000%	175,000	176,750
07/15/24	6.500%	420,000	428,400
Total			7,266,581
Airlines 0.9%
American Airlines Pass-Through Trust Series 2013-2 Class A
01/15/23	4.950%	7,079,762	7,566,495
Avianca Holdings SA/Leasing LLC/Grupo Taca Holdings Ltd. (b)
05/10/20	8.375%	1,000,000	1,050,000
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 1997-4 Class A
01/02/18	6.900%	684,848	719,981
Series 1999-1 Class A
08/02/20	6.545%	2,150,796	2,363,079
Series 2007-1 Class A
10/19/23	5.983%	2,683,191	2,944,802
Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,482,275	3,987,205
JetBlue Airways Pass-Through Trust Pass-Through Certificates Series 2004-2 Class G-2 (d)
05/15/18	0.682%	5,910,000	5,806,575
Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,390,415
U.S. Airways Pass-Through Trust

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Airlines (continued)
Pass-Through Certificates
12/03/26	4.625%	$4,229,897	$4,451,967
Series 2012-1 Class A
04/01/26	5.900%	3,577,256	4,010,998
United Airlines, Inc. Pass-Through Trust Pass-Through Certificates
07/15/18	9.750%	1,618,899	1,796,978
Total			40,088,495
Apartment REIT 0.4%
AvalonBay Communities, Inc.
Senior Unsecured
03/15/17	5.700%	500,000	549,985
03/15/20	6.100%	1,865,000	2,190,077
Essex Portfolio LP
08/15/22	3.625%	4,650,000	4,743,752
Mid-America Apartments LP
Senior Unsecured
10/01/15	5.500%	4,650,000	4,823,933
06/15/24	3.750%	2,100,000	2,115,830
Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	990,497
UDR, Inc.
01/10/22	4.625%	1,000,000	1,083,721
07/01/24	3.750%	1,600,000	1,610,829
Total			18,108,624
Automotive 1.1%
Affinia Group, Inc.
05/01/21	7.750%	400,000	411,000
Allison Transmission, Inc. (b)
05/15/19	7.125%	216,000	226,260
American Axle & Manufacturing, Inc.
02/15/19	5.125%	64,000	64,960
11/15/19	7.750%	175,000	198,188
03/15/21	6.250%	131,000	138,533
10/15/22	6.625%	325,000	350,188
American Honda Finance Corp. Senior Unsecured (b)
10/01/18	7.625%	2,250,000	2,724,088
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	952,000	1,009,120
Daimler Finance North America LLC (b)
01/11/18	1.875%	2,000,000	2,015,278
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	104,000	110,240
Exide Technologies Senior Secured (e)
02/01/18	8.625%	75,000	6,000
Ford Motor Co.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
Senior Unsecured
08/01/18	6.500%	$1,975,000	$2,275,729
02/01/29	6.375%	1,845,000	2,233,778
07/16/31	7.450%	3,122,000	4,214,288
01/15/43	4.750%	2,500,000	2,583,342
Ford Motor Credit Co. LLC
Senior Unsecured
05/09/16	1.700%	2,500,000	2,519,475
06/12/17	3.000%	1,600,000	1,649,494
09/20/22	4.250%	1,100,000	1,164,005
Gates Global LLC/Co. (b)
07/15/22	6.000%	537,000	522,233
General Motors Co.
Senior Unsecured
10/02/18	3.500%	1,169,000	1,198,225
10/02/23	4.875%	178,000	188,680
04/01/25	4.000%	1,260,000	1,261,184
04/01/45	5.200%	1,270,000	1,305,433
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,102,750
07/10/19	3.500%	125,000	127,657
09/25/21	4.375%	299,000	309,839
Harley-Davidson Financial Services, Inc. (b)
03/15/17	2.700%	1,380,000	1,421,849
Hyundai Capital America Senior Unsecured (b)
08/09/18	2.875%	1,250,000	1,282,730
Hyundai Capital Services, Inc. Senior Unsecured (b)
07/27/16	4.375%	2,000,000	2,099,272
International Automotive Components Group SA Secured (b)
06/01/18	9.125%	250,000	263,750
JB Poindexter & Co., Inc. Senior Unsecured (b)
04/01/22	9.000%	250,000	272,500
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	42,000	44,205
Lear Corp.
01/15/23	4.750%	500,000	497,500
01/15/25	5.250%	75,000	75,000
MPG Holdco I, Inc. (b)
10/15/22	7.375%	450,000	468,000
Magna International, Inc. Senior Unsecured
06/15/24	3.625%	1,100,000	1,104,873
Metalsa SA de CV (b)
04/24/23	4.900%	150,000	138,000
Nissan Motor Acceptance Corp. Senior Unsecured (b)
09/12/17	1.950%	2,500,000	2,526,880
RCI Banque SA (b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Automotive (continued)
04/12/16	4.600%	$1,120,000	$1,170,711
04/03/18	3.500%	4,000,000	4,154,684
Schaeffler Finance BV (b)
Senior Secured
05/15/21	4.250%	359,000	351,820
05/15/21	4.750%	150,000	149,625
Schaeffler Holding Finance BV (b)
Senior Secured PIK
08/15/18	6.875%	400,000	418,500
11/15/19	6.250%	135,000	141,244
11/15/22	6.750%	200,000	211,000
Stackpole International Intermediate Co. Senior Secured (b)
10/15/21	7.750%	350,000	357,000
Tenedora Nemak SA de CV Senior Unsecured (b)
02/28/23	5.500%	200,000	204,300
UCI International, Inc.
02/15/19	8.625%	475,000	456,000
Total			51,719,410
Banking 7.5%
ADIB Capital Invest 1 Ltd. (d)
12/31/49	6.375%	200,000	208,000
Ally Financial, Inc.
01/30/17	2.750%	425,000	422,875
09/10/18	4.750%	575,000	595,125
03/15/20	8.000%	492,000	583,020
Senior Unsecured
09/30/24	5.125%	584,000	595,680
American Express Credit Corp. Senior Unsecured
09/22/17	1.550%	1,950,000	1,961,094
Associated Banc-Corp. Subordinated Notes
01/15/25	4.250%	840,000	845,064
BB&T Corp.
Senior Unsecured
02/01/19	2.250%	1,600,000	1,614,238
Subordinated Notes
10/30/26	3.800%	2,500,000	2,546,555
BBVA Bancomer SA Subordinated Notes (b)(d)
11/12/29	5.350%	200,000	201,442
BNP Paribas SA (b)(d)
06/29/49	5.186%	3,760,000	3,792,900
Banco ABC Brasil SA Subordinated Notes (b)
04/08/20	7.875%	250,000	263,750
Banco BTG Pactual SA Subordinated Notes
09/28/22	5.750%	200,000	193,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Banco Bilbao Vizcaya Argentaria Paraguay SA Senior Unsecured
02/11/16	9.750%	$300,000	$314,463
Banco Daycoval SA Senior Unsecured
03/19/19	5.750%	150,000	151,125
Banco Panamericano SA Subordinated Notes
04/23/20	8.500%	100,000	107,745
Banco Santander SA Senior Unsecured (b)
11/09/22	4.125%	150,000	151,125
Banco de Credito del Peru Subordinated Notes (d)
04/24/27	6.125%	80,000	86,016
Bank of America Corp.
Senior Unsecured
01/11/18	2.000%	4,000,000	4,027,460
01/24/22	5.700%	4,800,000	5,584,210
01/11/23	3.300%	6,412,000	6,416,944
Subordinated Notes
05/02/17	5.700%	2,120,000	2,307,459
Bank of America NA Subordinated Notes (d)
06/15/16	0.514%	3,924,000	3,907,888
Bank of Montreal Senior Unsecured
04/09/18	1.450%	750,000	744,725
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	800,000	916,887
09/11/24	3.250%	2,960,000	2,989,739
Bank of New York Mellon Corp. (The) (d)
12/29/49	4.500%	4,747,000	4,462,180
Barclays Bank PLC (d)
12/15/49	6.278%	1,260,000	1,297,800
12/31/49	6.625%	7,691,000	7,464,115
12/31/49	8.250%	3,620,000	3,764,351
Subordinated Notes
04/10/23	7.750%	736,000	803,620
Barclays PLC Subordinated Notes
09/11/24	4.375%	915,000	890,769
Burgan Finance No. 1 (Jersey) Ltd.
09/29/20	7.875%	100,000	117,500
Capital One Bank NA Senior Unsecured
07/23/21	2.950%	1,050,000	1,050,418
Capital One Financial Corp. Senior Unsecured
11/21/18	2.150%	1,150,000	1,151,453
Citigroup, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
11/15/16	1.300%	$750,000	$750,605
01/10/17	4.450%	1,000,000	1,063,351
08/15/17	6.000%	4,000,000	4,461,208
05/15/18	6.125%	1,250,000	1,421,554
09/26/18	2.500%	5,250,000	5,342,649
08/09/20	5.375%	10,000,000	11,436,180
Subordinated Notes
08/25/36	6.125%	2,505,000	2,965,158
Citigroup, Inc. (d)
Senior Unsecured
07/25/16	1.194%	3,000,000	3,023,133
08/14/17	0.723%	6,620,000	6,607,707
05/15/18	1.932%	2,275,000	2,360,042
Citizens Financial Group, Inc. Subordinated Notes (b)
09/28/22	4.150%	2,000,000	2,060,024
Comerica, Inc.
Senior Unsecured
05/23/19	2.125%	645,000	643,724
Subordinated Notes
07/22/26	3.800%	900,000	910,648
Compass Bank Senior Unsecured
09/29/19	2.750%	1,400,000	1,413,559
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(d)
12/31/49	11.000%	2,025,000	2,617,920
Corpbanca SA Senior Unsecured
01/15/18	3.125%	200,000	200,637
Credit Agricole SA (b)(d)
12/31/49	8.375%	1,122,000	1,307,130
Credit Suisse (d)
04/10/15	0.469%	2,000,000	2,002,644
08/24/15	0.553%	8,000,000	8,001,648
Discover Bank Senior Unsecured
02/21/18	2.000%	680,000	680,486
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	2,187,000	2,414,899
11/21/22	3.850%	3,138,000	3,188,886
Fifth Third Bancorp
Senior Unsecured
03/01/19	2.300%	310,000	312,313
Fifth Third Bancorp (d)
12/31/49	5.100%	4,995,000	4,695,300
Finansbank AS (b)
Senior Unsecured
11/01/17	5.150%	200,000	207,220
04/30/19	6.250%	200,000	210,095
Global Bank Corp. Senior Unsecured (b)
10/30/19	5.125%	200,000	203,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	$1,670,000	$1,688,990
01/18/18	5.950%	4,000,000	4,487,656
04/01/18	6.150%	4,810,000	5,447,474
07/19/18	2.900%	2,200,000	2,261,406
01/24/22	5.750%	2,500,000	2,894,725
Goldman Sachs Group, Inc. (The) (d)
Senior Unsecured
11/29/23	1.836%	1,675,000	1,722,795
HBOS PLC (b)
Subordinated Notes
05/21/18	6.750%	11,097,000	12,470,809
11/01/33	6.000%	5,600,000	6,385,176
HSBC Holdings PLC
Subordinated Notes
03/14/24	4.250%	1,000,000	1,039,157
HSBC Holdings PLC (d)
12/31/49	6.375%	5,978,000	6,115,494
HSBC USA, Inc.
Senior Unsecured
01/16/18	1.625%	3,000,000	3,007,578
06/23/24	3.500%	3,600,000	3,700,598
Subordinated Notes
09/27/20	5.000%	1,985,000	2,192,405
Huntington National Bank (The) Senior Unsecured
04/01/19	2.200%	1,500,000	1,501,105
ICICI Bank Ltd.
Senior Unsecured
11/25/16	4.750%	200,000	210,279
11/16/20	5.750%	200,000	224,203
Itau Unibanco Holding SA Subordinated Notes
08/06/22	5.500%	500,000	508,250
JPMorgan Chase & Co.
Senior Unsecured
01/15/18	6.000%	1,400,000	1,580,517
04/23/19	6.300%	5,000,000	5,831,025
10/15/20	4.250%	2,000,000	2,170,314
01/24/22	4.500%	1,000,000	1,097,519
01/25/23	3.200%	1,845,000	1,851,697
Subordinated Notes
05/01/23	3.375%	1,000,000	984,219
JPMorgan Chase & Co. (d)
12/31/49	6.100%	8,691,000	8,799,637
JPMorgan Chase Bank NA
Subordinated Notes
10/01/17	6.000%	2,605,000	2,918,879
JPMorgan Chase Bank NA (d)
Subordinated Notes
06/13/16	0.564%	1,500,000	1,496,831
JPMorgan Chase Capital XXI (d)
02/02/37	1.182%	26,922,000	22,345,260
JPMorgan Chase Capital XXIII (d)
05/15/47	1.232%	8,000,000	6,420,000

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
KBC Groep NV (d)
12/31/49	5.625%	EUR $	3,118,000	$3,818,921
Lloyds Banking Group PLC
Subordinated Notes
11/04/24	4.500%	2,075,000		2,095,831
Lloyds Banking Group PLC (b)(d)
11/29/49	6.267%	576,000		581,760
12/31/49	6.413%	1,352,000		1,443,260
12/31/49	6.657%	2,872,000		3,087,400
M&T Bank Corp.
12/31/49	6.875%	3,109,000		3,161,809
Senior Unsecured
07/25/19	2.250%	3,000,000		3,020,559
M&T Bank Corp. (d)
Senior Unsecured
01/30/17	0.608%	700,000		700,227
MUFG Union Bank NA
Senior Unsecured
09/26/18	2.625%	1,925,000		1,971,326
05/06/19	2.250%	825,000		825,965
Macquarie Bank Ltd. Subordinated Notes (b)
04/07/21	6.625%	5,360,000		6,214,786
Mellon Capital IV (d)
06/29/49	4.000%	250,000		200,000
Morgan Stanley
Senior Unsecured
03/22/17	4.750%	4,000,000		4,295,700
08/28/17	6.250%	1,600,000		1,794,765
10/23/24	3.700%	2,000,000		2,030,834
07/24/42	6.375%	4,300,000		5,609,883
National Australia Bank Ltd.
Senior Unsecured
08/07/15	1.600%	1,250,000		1,260,380
03/09/17	2.750%	2,500,000		2,587,092
Natixis SA (b)(d)
12/31/49	10.000%	1,805,000		2,116,362
PNC Financial Services Group, Inc. (The) (d)
05/29/49	4.451%	2,246,000		2,251,615
PNC Funding Corp.
09/19/16	2.700%	2,800,000		2,884,753
Rabobank Capital Funding Trust III (b)(d)
12/31/49	5.254%	3,335,000		3,485,075
Royal Bank of Scotland Group PLC
Senior Unsecured
09/18/15	2.550%	7,000,000		7,089,803
Subordinated Notes
05/28/24	5.125%	131,000		133,575
Royal Bank of Scotland PLC (The) Subordinated Notes (d)
03/16/22	9.500%	2,115,000		2,422,204

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%	$4,799,000	$5,023,881
State Street Capital Trust IV (d)
06/01/67	1.234%	2,647,000	2,230,097
State Street Corp.
03/15/18	4.956%	4,865,000	5,306,436
SunTrust Banks, Inc. Senior Unsecured
05/01/19	2.500%	1,770,000	1,790,957
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	131,000	147,703
Turkiye Garanti Bankasi AS Senior Unsecured (b)
09/13/22	5.250%	200,000	209,200
Turkiye Is Bankasi AS Senior Unsecured (b)
06/25/21	5.000%	200,000	203,423
Turkiye Is Bankasi Senior Unsecured (b)
04/30/20	5.000%	250,000	257,628
Turkiye Vakiflar Bankasi Tao Senior Unsecured (b)
10/31/18	5.000%	200,000	205,997
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	1,905,000	1,890,339
UBS AG Senior Unsecured
08/14/19	2.375%	3,500,000	3,526,894
UBS Preferred Funding Trust V (d)
05/29/49	6.243%	830,000	861,125
Vesey Street Investment Trust 1 (d)
09/01/16	4.404%	480,000	506,846
Wachovia Capital Trust III (d)
03/29/49	5.570%	2,788,000	2,697,390
Wells Fargo & Co. (d)
12/31/49	5.900%	2,935,000	3,019,381
Wells Fargo Capital X
12/15/36	5.950%	965,000	981,888
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,348,782
Zenith Bank PLC Senior Unsecured (b)
04/22/19	6.250%	200,000	195,650
Total			339,873,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Brokerage/Asset Managers/Exchanges 0.4%
Cantor Fitzgerald LP (b)
10/15/19	7.875%	$1,600,000	$1,750,000
E*TRADE Financial Corp.
Senior Unsecured
11/15/19	6.375%	186,000	199,020
11/15/22	5.375%	135,000	136,350
Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	1,000,000	1,115,669
Jefferies Group LLC
Senior Unsecured
07/15/19	8.500%	2,800,000	3,436,636
01/20/23	5.125%	1,000,000	1,074,239
01/20/43	6.500%	600,000	670,594
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	600,000	666,890
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (b)
03/15/22	5.875%	300,000	317,250
Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,483,172
Stifel Financial Corp. Senior Unsecured
07/18/24	4.250%	750,000	766,407
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,000,296
Senior Unsecured
04/01/25	3.625%	2,500,000	2,530,895
Total			17,147,418
Building Materials 0.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	372,000	390,600
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	521,000	526,210
Building Materials Corp. of America Senior Unsecured (b)
11/15/24	5.375%	97,000	97,000
CIMPOR Financial Operations BV (b)
07/17/24	5.750%	200,000	186,750
CPG Merger Sub LLC (b)
10/01/21	8.000%	175,000	183,750
Cemex Espana SA Senior Secured (b)
04/30/19	9.875%	1,000,000	1,110,000
Cemex SAB de CV Senior Secured (b)
12/10/19	6.500%	200,000	208,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials (continued)
Elementia SAB de CV (b)
01/15/25	5.500%	$200,000	$200,800
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,540
HD Supply, Inc.
07/15/20	7.500%	361,000	380,855
Secured
04/15/20	11.000%	105,000	120,225
HD Supply, Inc. (b)(c)
Senior Secured
12/15/21	5.250%	150,000	153,187
Masco Corp.
Senior Unsecured
04/15/18	6.625%	600,000	661,500
03/15/22	5.950%	3,000,000	3,307,500
Masonite International Corp. (b)
04/15/21	8.250%	250,000	268,125
Nortek, Inc.
12/01/18	10.000%	32,000	33,680
04/15/21	8.500%	691,000	742,825
Odebrecht Finance Ltd. (b)
06/27/29	5.250%	200,000	180,000
RSI Home Products, Inc. Secured (b)
03/01/18	6.875%	150,000	157,143
Rearden G Holdings EINS GmbH (b)
03/30/20	7.875%	125,000	127,500
Roofing Supply Group LLC/Finance, Inc. (b)
06/01/20	10.000%	225,000	231,750
USG Corp. (b)
11/01/21	5.875%	83,000	85,490
Total			9,410,930
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	111,000	111,694
04/30/21	6.500%	75,000	78,938
01/31/22	6.625%	107,000	113,821
09/30/22	5.250%	238,000	236,810
09/01/23	5.750%	1,000,000	1,005,625
CCOH Safari LLC
12/01/22	5.500%	198,000	200,228
12/01/24	5.750%	250,000	251,563
COX Communications, Inc. Senior Unsecured (b)
12/15/22	3.250%	500,000	488,435
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	33,000	37,414
02/15/19	8.625%	44,000	51,205
CSC Holdings LLC (b)
Senior Unsecured
06/01/24	5.250%	24,000	23,790

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	$190,000	$209,950
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	90,000	103,500
Cequel Communications Holdings I LLC/Capital Corp. (b)
Senior Unsecured
09/15/20	6.375%	639,000	662,962
12/15/21	5.125%	103,000	99,395
12/15/21	5.125%	175,000	168,875
Cogeco Cable, Inc. (b)
05/01/20	4.875%	38,000	38,000
Comcast Corp.
01/15/17	6.500%	1,700,000	1,892,571
07/15/22	3.125%	3,780,000	3,865,296
02/15/25	3.375%	900,000	916,040
DIRECTV Holdings LLC/Financing Co., Inc.
04/01/24	4.450%	450,000	473,719
03/01/41	6.375%	1,500,000	1,767,874
03/15/42	5.150%	500,000	514,186
DISH DBS Corp.
05/01/20	5.125%	300,000	303,563
06/01/21	6.750%	476,000	517,055
07/15/22	5.875%	50,000	51,694
DISH DBS Corp. (b)
11/15/24	5.875%	475,000	478,562
Hughes Satellite Systems Corp.
06/15/21	7.625%	42,000	46,620
Senior Secured
06/15/19	6.500%	111,000	120,158
Inmarsat Finance PLC (b)
05/15/22	4.875%	200,000	199,500
Intelsat Jackson Holdings SA
10/15/20	7.250%	288,000	305,640
12/15/22	6.625%	650,000	677,625
08/01/23	5.500%	125,000	123,125
Senior Unsecured
04/01/21	7.500%	4,135,000	4,434,787
Intelsat Luxembourg SA
06/01/21	7.750%	216,000	223,830
06/01/23	8.125%	651,000	680,295
Media General Financing Sub, Inc. Senior Unsecured (b)
11/15/22	5.875%	75,000	75,375
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	17,000	17,255
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,613,434
01/15/23	2.875%	720,000	717,859
Numericable-SFR (b)
Senior Secured
05/15/22	6.000%	664,000	674,471
05/15/24	6.250%	200,000	203,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	$231,000	$236,775
Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,676,883
09/01/21	4.000%	1,500,000	1,599,061
05/01/37	6.550%	2,420,000	3,076,074
09/01/41	5.500%	2,104,000	2,379,925
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	325,000	338,000
Unitymedia KabelBW GmbH (b)
01/15/25	6.125%	325,000	340,031
Videotron Ltd.
07/15/22	5.000%	107,000	109,943
Videotron Ltd. (b)
06/15/24	5.375%	31,000	31,698
Virgin Media Finance PLC (b)
04/15/23	6.375%	300,000	319,500
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	170,000	175,100
Total			36,059,479
Chemicals 0.2%
Albemarle Corp.
12/01/24	4.150%	535,000	545,602
12/01/44	5.450%	545,000	565,536
Ashland, Inc.
08/15/22	4.750%	300,000	301,500
Senior Unsecured
04/15/18	3.875%	50,000	50,438
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	725,000	783,943
Axiall Corp.
05/15/23	4.875%	50,000	48,375
Celanese U.S. Holdings LLC
06/15/21	5.875%	218,000	234,895
Compass Minerals International, Inc. (b)
07/15/24	4.875%	200,000	196,250
Dow Chemical Co. (The) Senior Unsecured
05/15/19	8.550%	500,000	629,967
Eagle Spinco, Inc.
02/15/21	4.625%	225,000	220,500
Eco Services Operations LLC/Finance Corp. Senior Unsecured (b)
11/01/22	8.500%	368,000	380,880
Hexion U.S. Finance Corp./Nova Scotia ULC Senior Secured
02/01/18	8.875%	575,000	543,375

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Chemicals (continued)
Huntsman International LLC
11/15/20	4.875%	$90,000	$91,575
Huntsman International LLC (b)
11/15/22	5.125%	283,000	283,000
INEOS Group Holdings SA (b)
08/15/18	6.125%	31,000	30,499
02/15/19	5.875%	115,000	111,838
Incitec Pivot Finance LLC (b)
12/10/19	6.000%	1,000,000	1,123,871
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	213,000	234,300
LYB International Finance BV
03/15/44	4.875%	2,230,000	2,365,713
Methanex Corp. Senior Unsecured
12/01/44	5.650%	441,000	459,707
NOVA Chemicals Corp. (b)
Senior Unsecured
08/01/23	5.250%	72,000	75,420
05/01/25	5.000%	311,000	321,496
OCP SA Senior Unsecured (b)
04/25/24	5.625%	200,000	211,790
PQ Corp. Secured (b)
05/01/18	8.750%	276,000	289,800
Sibur Securities Ltd.
01/31/18	3.914%	200,000	170,500
WR Grace & Co. (b)
10/01/21	5.125%	218,000	226,175
10/01/24	5.625%	117,000	123,581
Total			10,620,526
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	53,000	56,975
CNH Industrial Capital LLC
04/15/18	3.625%	104,000	103,480
Case New Holland Industrial, Inc.
12/01/17	7.875%	421,000	471,520
Caterpillar Financial Services Corp. Senior Unsecured
11/25/16	1.000%	1,500,000	1,506,082
Columbus McKinnon Corp.
02/01/19	7.875%	113,000	118,085
H&E Equipment Services, Inc.
09/01/22	7.000%	80,000	85,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Jurassic Holdings III, Inc. Secured (b)
02/15/21	6.875%	$325,000	$320,125
United Rentals North America, Inc.
09/15/20	8.375%	525,000	564,375
04/15/22	7.625%	103,000	113,815
06/15/23	6.125%	221,000	233,708
11/15/24	5.750%	89,000	92,338
Secured
07/15/18	5.750%	139,000	145,255
Total			3,810,758
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	85,000	74,375
APX Group, Inc.
12/01/20	8.750%	88,000	77,440
Senior Secured
12/01/19	6.375%	188,000	180,010
APX Group, Inc. (b)
Senior Unsecured
12/01/20	8.750%	48,000	42,360
Acosta, Inc. Senior Unsecured (b)
10/01/22	7.750%	500,000	512,500
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,554,658
08/15/24	4.500%	350,000	355,659
Garda World Security Corp. (b)
11/15/21	7.250%	325,000	328,445
11/15/21	7.250%	125,000	125,000
Hearthside Group Holdings LLC/Finance Co. (b)
05/01/22	6.500%	425,000	419,687
IHS, Inc. (b)
11/01/22	5.000%	287,000	291,305
Light Tower Rentals, Inc. Senior Secured (b)
08/01/19	8.125%	100,000	91,000
Monitronics International, Inc.
04/01/20	9.125%	138,000	136,793
Multi-Color Corp. (b)
12/01/22	6.125%	225,000	228,938
ServiceMaster Co. LLC (The)
02/15/20	8.000%	503,000	533,180
08/15/20	7.000%	230,000	242,362
Total			5,193,712
Consumer Products 0.1%
FGI Operating Co. LLC/Finance, Inc. Secured
05/01/20	7.875%	225,000	208,125

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Consumer Products (continued)
First Quality Finance Co., Inc. Senior Unsecured (b)
05/15/21	4.625%	$300,000	$276,000
Hasbro, Inc. Senior Unsecured
05/15/44	5.100%	1,375,000	1,433,266
PC Nextco Holdings LLC/Finance, Inc. Senior Unsecured
08/15/19	8.750%	425,000	431,375
Party City Holdings, Inc.
08/01/20	8.875%	400,000	431,000
Prestige Brands, Inc. Senior Unsecured (b)
12/15/21	5.375%	500,000	492,500
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	927,000	984,937
Spectrum Brands, Inc.
03/15/20	6.750%	354,000	373,913
11/15/20	6.375%	92,000	96,830
11/15/22	6.625%	388,000	413,220
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	507,000	494,325
Tempur Sealy International, Inc.
12/15/20	6.875%	226,000	242,385
Total			5,877,876
Diversified Manufacturing 0.3%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	631,302
Amsted Industries, Inc. (b)
03/15/22	5.000%	95,000	93,575
Entegris, Inc. (b)
04/01/22	6.000%	438,000	452,366
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	400,000	397,000
General Electric Co.
Senior Unsecured
10/09/42	4.125%	4,674,000	4,788,349
03/11/44	4.500%	1,015,000	1,100,428
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	631,000	637,310
Hutchison Whampoa International 12 Ltd. (d)
12/31/49	6.000%	100,000	106,500
Mcron Finance Sub LLC/Corp. Senior Secured (b)
05/15/19	8.375%	260,000	275,600
Rexel SA (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
Senior Unsecured
12/15/19	6.125%	$350,000	$364,000
06/15/20	5.250%	250,000	255,700
Sistema International Funding SA Senior Unsecured
05/17/19	6.950%	200,000	143,196
Valmont Industries, Inc.
04/20/20	6.625%	356,000	419,928
10/01/54	5.250%	2,050,000	2,045,389
WESCO Distribution, Inc.
12/15/21	5.375%	450,000	458,438
Total			12,169,081
Electric 2.3%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	185,000	211,825
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	2,429,000	2,964,490
01/15/42	4.100%	1,069,000	1,106,988
American Electric Power Co., Inc. Senior Unsecured
12/15/22	2.950%	750,000	740,873
American Transmission Systems, Inc. Senior Unsecured (b)
01/15/22	5.250%	2,200,000	2,459,136
Appalachian Power Co. Senior Unsecured
01/15/20	7.950%	1,000,000	1,265,607
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	4,178,000	4,561,489
Calpine Corp.
Senior Unsecured
01/15/25	5.750%	500,000	508,750
Calpine Corp. (b)
Senior Secured
01/15/22	6.000%	299,000	319,182
01/15/24	5.875%	75,000	79,688
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	1,175,000	1,512,914
Consolidated Edison Co. of New York, Inc. Senior Unsecured
04/01/18	5.850%	3,000,000	3,429,723
DPL, Inc. Senior Unsecured
10/15/21	7.250%	4,110,000	4,336,050
Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%	800,000	1,007,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	$2,863,000	$2,911,891
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	9,000	9,583
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	1,920,000	2,050,936
Duquesne Light Holdings, Inc. Senior Unsecured (b)
09/15/20	6.400%	5,000,000	5,889,900
EDP Finance BV Senior Unsecured (b)
01/15/20	4.125%	200,000	202,874
Empresa Electrica Angamos SA Senior Secured (b)
05/25/29	4.875%	200,000	199,250
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	2,016,154
Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%	2,000,000	2,240,322
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	530,000	535,467
11/15/31	7.375%	2,220,000	2,692,003
FirstEnergy Transmission LLC (b)
Senior Unsecured
01/15/25	4.350%	4,285,000	4,410,722
07/15/44	5.450%	1,000,000	1,055,193
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	936,000	1,031,884
Gulf Power Co. Senior Unsecured
10/01/44	4.550%	1,350,000	1,440,225
Inkia Energy Ltd. Senior Unsecured
04/04/21	8.375%	200,000	212,500
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	3,130,000	3,309,975
Ipalco Enterprises, Inc. (b)
Senior Secured
04/01/16	7.250%	1,387,000	1,482,356
Jersey Central Power & Light Co. Senior Unsecured (b)
04/01/24	4.700%	500,000	536,106
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	1,540,000	1,595,462

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
10/15/44	4.400%	$1,870,000	$1,986,551
NRG Energy, Inc.
07/15/22	6.250%	283,000	290,783
03/15/23	6.625%	375,000	392,812
NRG Yield Operating LLC (b)
08/15/24	5.375%	433,000	439,495
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,293,620
Nevada Power Co.
05/15/18	6.500%	2,486,000	2,887,658
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,000,000	3,039,876
Niagara Mohawk Power Corp. Senior Unsecured (b)
10/01/24	3.508%	2,140,000	2,192,623
Nrg Energy, Inc. (b)
05/01/24	6.250%	350,000	357,875
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	5,592,000	6,670,993
PPL Capital Funding, Inc.
06/01/18	1.900%	1,675,000	1,681,125
06/15/22	4.200%	1,508,000	1,604,862
06/01/23	3.400%	4,507,000	4,518,971
03/15/24	3.950%	1,200,000	1,249,808
PSEG Power LLC
11/15/18	2.450%	840,000	849,121
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	4,341,000	4,375,246
03/15/45	4.300%	1,490,000	1,502,996
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	1,687,000	1,819,261
Trans-Allegheny Interstate Line Co. Senior Unsecured (b)
01/15/15	4.000%	1,640,000	1,646,683
Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,100,000	3,181,316
UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	321,537
Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,449,784
Total			104,080,055
Finance Companies 1.4%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	1,153,000	1,167,412

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	$210,000	$224,175
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	63,000	63,630
Aviation Capital Group Corp. Senior Unsecured (b)
04/06/21	6.750%	6,000	6,840
CIT Group, Inc.
Senior Unsecured
05/15/17	5.000%	2,000,000	2,085,000
08/15/17	4.250%	3,000,000	3,067,500
03/15/18	5.250%	770,000	811,580
05/15/20	5.375%	282,000	299,625
08/01/23	5.000%	325,000	334,750
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	377,000	398,678
Financiera Independencia SAB de CV
06/03/19	7.500%	200,000	204,500
GE Capital Trust I (d)
11/15/67	6.375%	5,307,000	5,731,560
General Electric Capital Corp.
Senior Unsecured
01/08/20	5.500%	5,000,000	5,784,442
10/17/21	4.650%	1,700,000	1,906,033
09/07/22	3.150%	1,175,000	1,200,693
01/09/23	3.100%	6,000,000	6,079,998
01/14/38	5.875%	5,265,000	6,539,820
General Electric Capital Corp. (d)
Senior Unsecured
08/15/36	0.712%	5,380,000	4,743,605
Subordinated Notes
11/15/67	6.375%	7,333,000	7,904,974
HSBC Finance Capital Trust IX (d)
11/30/35	5.911%	2,365,000	2,413,009
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	6,365,000	7,552,410
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	19,000	19,154
12/15/20	8.250%	321,000	389,213
04/15/21	4.625%	275,000	279,813
08/15/22	5.875%	625,000	676,562
Mubadala GE Capital Ltd. (b)
11/10/19	3.000%	200,000	200,760
Navient Corp.
Senior Unsecured
01/15/19	5.500%	284,000	292,875
10/26/20	5.000%	6,000	5,970
01/25/22	7.250%	74,000	81,215
03/25/24	6.125%	63,000	63,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
10/25/24	5.875%	$57,000	$55,433
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	172,000	170,065
Senior Unsecured
02/15/19	10.125%	28,000	29,680
Springleaf Finance Corp.
12/15/17	6.900%	74,000	81,400
06/01/20	6.000%	348,000	359,310
10/01/21	7.750%	84,000	94,500
10/01/23	8.250%	62,000	70,370
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	109,000	106,820
Total			61,496,374
Food and Beverage 0.7%
Ajecorp BV (b)
05/14/22	6.500%	200,000	180,000
Anheuser-Busch InBev Finance, Inc.
02/01/19	2.150%	2,455,000	2,465,539
02/01/24	3.700%	1,755,000	1,826,446
Anheuser-Busch InBev Worldwide, Inc.
07/15/22	2.500%	1,005,000	976,763
Aramark Services, Inc.
03/15/20	5.750%	831,000	858,007
B&G Foods, Inc.
06/01/21	4.625%	311,000	299,338
Big Heart Pet Brands
02/15/19	7.625%	571,000	559,223
Campbell Soup Co. Senior Unsecured
08/02/42	3.800%	1,444,000	1,304,245
Coca-Cola Femsa SAB de CV
11/26/18	2.375%	1,000,000	1,008,500
02/15/20	4.625%	1,500,000	1,649,415
ConAgra Foods, Inc.
Senior Unsecured
01/25/23	3.200%	724,000	711,033
08/15/39	6.625%	1,000,000	1,240,693
Constellation Brands, Inc.
11/15/19	3.875%	100,000	101,860
11/15/24	4.750%	232,000	236,640
Corporacion Lindley SA Senior Unsecured (b)
04/12/23	4.625%	150,000	146,310
Darling Ingredients, Inc.
01/15/22	5.375%	135,000	136,350
Diamond Foods, Inc. (b)
03/15/19	7.000%	30,000	30,900
Fomento Economico Mexicano SAB de CV Senior Unsecured
05/10/43	4.375%	200,000	188,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Food and Beverage (continued)
Gruma SAB de CV
Senior Unsecured
12/31/49	7.750%	$40,000	$40,000
Gruma SAB de CV (b)(c)
Senior Unsecured
12/01/24	4.875%	200,000	204,500
Grupo Bimbo SAB de CV (b)
01/25/22	4.500%	1,940,000	2,037,078
06/27/24	3.875%	450,000	451,341
HJ Heinz Co. Secured
10/15/20	4.250%	775,000	784,765
JBS Finance II Ltd.
01/29/18	8.250%	200,000	208,500
Kerry Group Financial Services (b)
04/09/23	3.200%	3,000,000	2,969,697
Minerva Luxembourg SA
01/31/23	7.750%	300,000	309,810
Mondelez International, Inc. Senior Unsecured
02/01/24	4.000%	4,000,000	4,191,388
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	610,000	603,900
Post Holdings, Inc. (b)
12/15/22	6.000%	48,000	45,240
Shearer’s Foods, Inc. LLC/Chip Finance Corp. Senior Secured (b)
11/01/19	9.000%	175,000	191,188
Smithfield Foods, Inc.
Senior Unsecured
08/15/22	6.625%	150,000	162,375
Smithfield Foods, Inc. (b)
Senior Unsecured
08/01/21	5.875%	425,000	450,500
Sysco Corp.
10/02/24	3.500%	1,185,000	1,216,715
TreeHouse Foods, Inc.
03/15/22	4.875%	175,000	178,500
Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,168,622
08/15/44	5.150%	200,000	218,117
U.S. Foods, Inc.
06/30/19	8.500%	725,000	767,630
WhiteWave Foods Co. (The)
10/01/22	5.375%	221,000	232,050
Total			31,351,548
Foreign Agencies 0.1%
Brazil Minas SPE via State of Minas Gerais (b)
02/15/28	5.333%	1,000,000	998,346

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Foreign Agencies (continued)
KazAgro National Management Holding JSC Senior Unsecured (b)
05/24/23	4.625%	$400,000	$374,000
Petroleos Mexicanos U.S. Government Guaranteed
12/20/22	1.700%	871,250	864,018
Vnesheconombank Via VEB Finance PLC Senior Unsecured
07/05/22	6.025%	200,000	181,250
Total			2,417,614
Gaming 0.1%
Chester Downs & Marina LLC/Finance Corp. Senior Secured (b)
02/01/20	9.250%	150,000	130,875
Churchill Downs, Inc. (b)
12/15/21	5.375%	100,000	101,000
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	225,000	228,937
11/01/23	5.375%	242,000	248,050
MGM Resorts International
03/01/18	11.375%	151,000	181,578
03/31/20	5.250%	500,000	505,000
10/01/20	6.750%	454,000	489,185
12/15/21	6.625%	168,000	179,340
03/15/23	6.000%	371,000	376,565
Mohegan Tribal Gaming Authority
09/01/21	9.750%	300,000	309,750
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	489,000	460,882
Pinnacle Entertainment, Inc.
08/01/21	6.375%	500,000	521,250
04/01/22	7.750%	125,000	134,375
Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured (b)
06/15/19	9.500%	258,000	275,415
SGMS Escrow Corp. Senior Unsecured (b)
12/01/22	10.000%	282,000	263,670
Scientific Games International, Inc. Senior Secured (b)
01/01/22	7.000%	252,000	253,575
Seminole Hard Rock Entertainment Inc./International LLC (b)
05/15/21	5.875%	525,000	521,062
Seminole Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	145,000	155,875
Seneca Gaming Corp. (b)
12/01/18	8.250%	130,000	135,363

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
Station Casinos LLC
03/01/21	7.500%	$400,000	$422,000
Tunica-Biloxi Gaming Authority Senior Unsecured (b)(e)
11/15/15	9.000%	99,000	58,658
Total			5,952,405
Health Care 1.2%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	31,000	31,078
Amsurg Corp. (b)
07/15/22	5.625%	415,000	425,375
Barnabas Health, Inc. Senior Secured
07/01/28	4.000%	4,000,000	4,001,762
Biomet, Inc.
08/01/20	6.500%	31,000	33,189
10/01/20	6.500%	625,000	661,875
CHS/Community Health Systems, Inc.
11/15/19	8.000%	433,000	463,310
02/01/22	6.875%	597,000	632,074
Senior Secured
08/15/18	5.125%	128,000	131,680
08/01/21	5.125%	370,000	380,175
Catamaran Corp.
03/15/21	4.750%	83,000	82,896
Catholic Health Initiatives
08/01/23	4.200%	3,100,000	3,271,777
Secured
11/01/22	2.950%	2,500,000	2,471,143
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	75,000	76,125
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	148,000	156,695
Crimson Merger Sub, Inc. Senior Unsecured (b)
05/15/22	6.625%	775,000	722,687
DJO Finance LLC/Corp.
04/15/18	7.750%	400,000	403,500
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	687,000	725,644
07/15/24	5.125%	2,328,000	2,387,655
Emdeon, Inc.
12/31/19	11.000%	338,000	372,645
Envision Healthcare Corp. (b)
07/01/22	5.125%	450,000	454,500
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	587,000	631,025
01/31/22	5.875%	162,000	175,365
10/15/24	4.750%	49,000	49,123

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	$115,000	$125,925
HCA Holdings, Inc. Senior Unsecured
05/15/21	7.750%	650,000	697,125
HCA, Inc.
02/15/22	7.500%	678,000	776,310
05/01/23	5.875%	53,000	55,981
Senior Secured
03/15/19	3.750%	214,000	213,171
02/15/20	6.500%	2,448,000	2,708,100
03/15/22	5.875%	1,000,000	1,087,500
03/15/24	5.000%	250,000	253,125
04/15/25	5.250%	484,000	498,520
Hologic, Inc.
08/01/20	6.250%	250,000	258,906
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	350,000	367,500
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	126,000	129,465
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	64,000	70,880
Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	1,000,000	1,016,715
LifePoint Hospitals, Inc.
12/01/21	5.500%	427,000	443,012
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	751,000	784,795
McKesson Corp. Senior Unsecured
12/15/22	2.700%	4,157,000	4,009,680
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	4,330,000	4,253,788
NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	3,961,724
North Shore-Long Island Jewish Health Care, Inc. Secured
11/01/42	4.800%	6,365,000	6,560,718
Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	133,000	134,995
12/01/24	5.000%	85,000	86,700
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	87,000	93,307

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
STHI Holding Corp. Secured (b)
03/15/18	8.000%	$203,000	$213,657
Stryker Corp. Senior Unsecured
04/01/18	1.300%	800,000	787,082
Sutter Health
08/15/53	2.286%	2,300,000	2,268,375
Teleflex, Inc. (b)
06/15/24	5.250%	260,000	261,300
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	4,000	4,020
10/01/20	6.000%	77,000	81,909
04/01/21	4.500%	1,056,000	1,037,520
10/01/21	4.375%	25,000	24,438
Senior Unsecured
04/01/22	8.125%	892,000	996,810
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	22,000	21,670
Thermo Fisher Scientific, Inc. Senior Unsecured
02/15/22	3.300%	470,000	474,104
Truven Health Analytics, Inc.
06/01/20	10.625%	300,000	306,000
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	403,125
Universal Health Services, Inc. Senior Secured (b)
08/01/22	4.750%	169,000	170,690
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	225,000	203,625
VWR Funding, Inc.
09/15/17	7.250%	575,000	602,381
Total			55,185,946
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	57,000	57,570
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,693,707
Total			2,751,277
Healthcare REIT 0.7%
HCP, Inc.
Senior Unsecured
01/30/17	6.000%	3,000,000	3,299,436
02/01/20	2.625%	850,000	844,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Healthcare REIT (continued)
02/01/21	5.375%	$1,650,000	$1,854,758
11/15/23	4.250%	2,240,000	2,338,813
Health Care REIT, Inc.
Senior Unsecured
04/01/19	4.125%	2,000,000	2,142,820
04/15/20	6.125%	4,000,000	4,638,504
03/15/23	3.750%	2,145,000	2,160,725
Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	4,946,000	5,461,141
Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,475,561
04/15/23	3.700%	800,000	792,374
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	2,990,844
Total			29,999,816
Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	50,000	52,500
China Overseas Finance (Cayman) V Ltd.
11/15/22	3.950%	200,000	194,497
Meritage Homes Corp.
03/01/18	4.500%	86,000	86,430
04/15/20	7.150%	33,000	35,970
04/01/22	7.000%	194,000	210,975
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	70,000	74,200
Standard Pacific Corp.
12/15/21	6.250%	174,000	182,265
11/15/24	5.875%	46,000	46,230
TRI Pointe Holdings, Inc. Senior Unsecured (b)
06/15/19	4.375%	47,000	46,530
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	129,000	138,030
04/15/21	5.250%	6,000	6,030
03/01/24	5.625%	56,000	55,160
Total			1,128,817
Independent Energy 1.0%
Afren PLC Senior Secured (b)
12/09/20	6.625%	200,000	164,000
Alliance Oil Co., Ltd. (b)
05/04/20	7.000%	200,000	138,000
Anadarko Petroleum Corp. Senior Unsecured
07/15/24	3.450%	2,100,000	2,058,815
Antero Resources Corp. (b)
12/01/22	5.125%	422,000	409,340
Antero Resources Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
12/01/20	6.000%	$325,000	$330,281
11/01/21	5.375%	154,000	152,075
Approach Resources, Inc.
06/15/21	7.000%	375,000	330,000
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	252,000	288,225
Athlon Holdings LP/Finance Corp. (b)
05/01/22	6.000%	97,000	104,881
BreitBurn Energy Partners LP/Finance Corp.
04/15/22	7.875%	425,000	378,250
California Resources Corp. (b)
09/15/21	5.500%	50,000	44,875
11/15/24	6.000%	350,000	312,156
Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,000,699
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	125,000	129,375
09/15/20	7.500%	375,000	380,625
Chaparral Energy, Inc.
10/01/20	9.875%	325,000	334,750
11/15/22	7.625%	125,000	111,875
Chesapeake Energy Corp.
08/15/20	6.625%	98,000	107,310
11/15/20	6.875%	125,000	140,000
02/15/21	6.125%	430,000	465,475
04/15/22	4.875%	3,221,000	3,188,790
03/15/23	5.750%	630,000	667,800
Cimarex Energy Co.
06/01/24	4.375%	4,559,000	4,502,012
Comstock Resources, Inc.
06/15/20	9.500%	73,000	72,088
Concho Resources, Inc.
01/15/21	7.000%	444,000	458,430
04/01/23	5.500%	5,208,000	5,129,880
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,789,054
ConocoPhillips Co.
11/15/44	4.300%	1,035,000	1,063,250
Continental Resources, Inc.
04/15/23	4.500%	529,000	539,498
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	1,195,000	1,154,313
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	270,000	293,287
09/01/22	7.750%	39,000	39,780
EnCana Corp. Senior Unsecured
11/15/21	3.900%	525,000	545,282
Energy XXI Gulf Coast, Inc.
12/15/21	7.500%	350,000	273,000
Energy XXI Gulf Coast, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
03/15/24	6.875%	$225,000	$168,188
Gulfport Energy Corp. (b)
11/01/20	7.750%	225,000	229,500
Hess Corp.
Senior Unsecured
02/15/19	8.125%	760,000	921,393
10/01/29	7.875%	790,000	1,052,186
08/15/31	7.300%	1,231,000	1,562,119
02/15/41	5.600%	2,000,000	2,213,716
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b)
12/01/24	5.000%	64,000	59,200
Kodiak Oil & Gas Corp.
12/01/19	8.125%	7,000	7,525
01/15/21	5.500%	184,000	185,380
02/01/22	5.500%	529,000	515,775
Laredo Petroleum, Inc.
02/15/19	9.500%	143,000	148,720
01/15/22	5.625%	100,000	94,500
05/01/22	7.375%	229,000	231,290
Legacy Reserves LP/Finance Corp.
12/01/21	6.625%	100,000	88,000
Legacy Reserves LP/Finance Corp. (b)
12/01/21	6.625%	275,000	242,000
Linn Energy LLC/Finance Corp.
05/15/19	6.500%	50,000	44,938
11/01/19	6.250%	350,000	313,031
02/01/21	7.750%	125,000	111,250
09/15/21	6.500%	75,000	64,875
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,200,000	2,326,500
Noble Energy, Inc.
Senior Unsecured
11/15/24	3.900%	1,000,000	1,004,582
11/15/44	5.050%	1,210,000	1,216,591
Northern Oil and Gas, Inc. Senior Unsecured
06/01/20	8.000%	375,000	331,875
Oasis Petroleum, Inc.
11/01/21	6.500%	788,000	762,390
01/15/23	6.875%	286,000	268,840
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	207,000	202,084
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	69,000	65,550
RSP Permian, Inc. (b)
10/01/22	6.625%	194,000	188,665
Range Resources Corp.
03/15/23	5.000%	1,459,000	1,450,793

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	$1,015,816	$1,099,621
Rice Energy, Inc. (b)
05/01/22	6.250%	175,000	168,000
SM Energy Co. Senior Unsecured (b)
11/15/22	6.125%	85,000	85,425
SandRidge Energy, Inc.
03/15/21	7.500%	75,000	60,000
10/15/22	8.125%	375,000	300,000
W&T Offshore, Inc.
06/15/19	8.500%	275,000	239,250
Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,374
03/15/21	5.750%	198,000	199,980
Total			47,334,577
Integrated Energy 0.5%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,893,946
11/01/21	3.561%	2,000,000	2,068,726
05/06/22	3.245%	5,260,000	5,243,137
05/10/23	2.750%	1,500,000	1,432,848
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	3,380,000	3,283,751
06/24/23	3.191%	700,000	718,927
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,094,905
Kuwait Energy PLC
08/04/19	9.500%	200,000	205,500
Lone Pine Resources Canada Ltd. Senior Unsecured (f)(g)(h)
02/15/17	10.375%	25,000	—
Pacific Rubiales Energy Corp. (b)
12/12/21	7.250%	200,000	209,500
01/19/25	5.625%	400,000	369,000
Petro-Canada Senior Unsecured
05/15/38	6.800%	800,000	1,050,348
Shell International Finance BV
08/21/22	2.375%	520,000	507,799
Total Capital International SA
02/17/22	2.875%	2,495,000	2,498,368
YPF SA
Senior Unsecured
04/04/24	8.750%	205,000	213,200
YPF SA (b)
Senior Unsecured
04/04/24	8.750%	50,000	52,000
Total			24,841,955

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Leisure 0.1%
AMC Entertainment, Inc.
12/01/20	9.750%	$23,000	$25,473
Activision Blizzard, Inc. (b)
09/15/21	5.625%	370,000	394,975
09/15/23	6.125%	399,000	433,912
Carnival Corp.
10/15/20	3.950%	3,295,000	3,480,037
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	452,000	454,260
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%	44,000	43,890
Regal Entertainment Group Senior Unsecured
03/15/22	5.750%	150,000	142,875
Six Flags Entertainment Corp. (b)
01/15/21	5.250%	400,000	401,000
Total			5,376,422
Life Insurance 1.6%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,352,418
Aflac, Inc. Senior Unsecured
06/15/23	3.625%	5,000,000	5,105,465
American International Group, Inc.
Senior Unsecured
08/15/20	3.375%	1,000,000	1,042,319
12/15/20	6.400%	3,000,000	3,599,991
02/15/24	4.125%	1,600,000	1,700,835
07/16/44	4.500%	1,087,000	1,103,288
Five Corners Funding Trust Senior Unsecured (b)
11/15/23	4.419%	1,415,000	1,495,702
Guardian Life Insurance Co. of America (The) Subordinated Notes (b)
06/19/64	4.875%	1,530,000	1,583,761
Hartford Financial Services Group, Inc. (The) Senior Unsecured
04/15/22	5.125%	3,600,000	4,053,031
ING Capital Funding Trust III (d)
12/31/49	3.833%	550,000	549,313
ING Groep NV (d)
12/29/49	5.775%	2,450,000	2,499,000
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	2,000,000	2,218,067
06/15/40	7.000%	2,610,000	3,550,850
Massachusetts Mutual Life Insurance Co. Subordinated Notes (b)
06/01/39	8.875%	5,500,000	8,742,981

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
MetLife Capital Trust X (b)(d)
04/08/38	9.250%	$4,766,000	$6,803,465
MetLife, Inc.
Senior Unsecured
08/15/18	6.817%	3,000,000	3,520,818
MetLife, Inc. (d)
08/01/39	10.750%	305,000	496,388
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	4,000,000	4,239,196
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (b)
03/30/40	6.063%	2,800,000	3,543,436
Pricoa Global Funding I Secured (b)
05/16/19	2.200%	4,850,000	4,849,656
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,526,278
05/15/23	3.125%	667,000	658,264
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	3,000,000	3,104,055
12/01/17	6.000%	217,000	244,283
05/15/44	4.600%	750,000	768,518
Prudential Financial, Inc. (d)
09/15/42	5.875%	2,025,000	2,146,500
TIAA Asset Management Finance Co. LLC Senior Unsecured (b)
11/01/24	4.125%	1,050,000	1,066,317
Teachers Insurance & Annuity Association of America Subordinated Notes (b)
09/15/44	4.900%	2,155,000	2,304,834
Total			73,869,029
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	125,000	133,750
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	439,000	460,950
Hyatt Hotels Corp. Senior Unsecured
07/15/23	3.375%	1,350,000	1,321,519
NCL Corporation Ltd. Senior Unsecured (b)
11/15/19	5.250%	150,000	151,125
Playa Resorts Holding BV (b)
08/15/20	8.000%	137,000	141,453
Total			2,208,797
Media and Entertainment 1.1%
21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	2,027,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
03/15/33	6.550%	$1,000,000	$1,281,810
01/09/38	6.750%	220,000	284,366
AMC Networks, Inc.
07/15/21	7.750%	24,000	26,220
12/15/22	4.750%	629,000	621,137
CBS Corp.
08/15/44	4.900%	1,100,000	1,115,610
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	97,000	99,425
02/15/24	5.625%	122,000	125,813
03/15/25	5.875%	324,000	335,340
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	36,000	37,476
Senior Unsecured
11/15/22	6.500%	969,000	1,010,182
Crown Media Holdings, Inc.
07/15/19	10.500%	400,000	438,500
Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	404,000
Entercom Radio LLC
12/01/19	10.500%	300,000	331,125
Expo Event Transco, Inc. Senior Unsecured (b)
06/15/21	9.000%	375,000	384,375
Gannett Co., Inc.
10/15/23	6.375%	473,000	509,066
Gannett Co., Inc. (b)
09/15/21	4.875%	35,000	35,175
09/15/24	5.500%	107,000	108,471
Gray Television, Inc.
10/01/20	7.500%	400,000	414,000
Grupo Televisa SAB
Senior Unsecured
03/18/25	6.625%	100,000	122,502
05/13/45	5.000%	2,100,000	2,129,484
IAC/InterActiveCorp
11/30/18	4.875%	100,000	102,750
12/15/22	4.750%	350,000	342,125
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
11/15/17	2.250%	1,500,000	1,507,153
03/15/22	4.000%	1,605,000	1,641,217
02/15/23	3.750%	2,000,000	1,993,796
Lamar Media Corp.
05/01/23	5.000%	300,000	298,500
01/15/24	5.375%	105,000	108,413
MDC Partners, Inc. (b)
04/01/20	6.750%	194,000	200,305
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	239,000	244,975
Nielsen Finance LLC/Co.
10/01/20	4.500%	600,000	603,750
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	230,000	231,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Omnicom Group, Inc.
05/01/22	3.625%	$3,000,000	$3,085,233
Pearson Funding Five PLC (b)
05/08/23	3.250%	480,000	472,140
Pearson Funding Two PLC (b)
05/17/16	4.000%	1,200,000	1,249,248
Radio One, Inc. (b)
02/15/20	9.250%	225,000	215,156
Scripps Networks Interactive, Inc.
Senior Unsecured
11/15/19	2.750%	2,210,000	2,231,996
11/15/24	3.900%	1,010,000	1,026,884
Sinclair Television Group, Inc. (b)
08/01/24	5.625%	350,000	341,250
Sirius XM Radio, Inc. (b)
10/01/20	5.875%	100,000	105,500
05/15/23	4.625%	475,000	452,438
07/15/24	6.000%	400,000	413,000
Sky PLC (b)
11/26/22	3.125%	1,550,000	1,533,913
09/16/24	3.750%	3,445,000	3,497,478
Southern Graphics, Inc. (b)
10/15/20	8.375%	500,000	515,625
Thomson Reuters Corp.
Senior Unsecured
11/23/23	4.300%	1,855,000	1,973,737
09/29/24	3.850%	2,670,000	2,703,976
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,799,797
Time, Inc. (b)
04/15/22	5.750%	300,000	288,000
Townsquare Radio LLC/Inc. (b)
04/01/19	9.000%	350,000	378,000
Univision Communications, Inc. (b)
05/15/21	8.500%	94,000	101,168
Senior Secured
09/15/22	6.750%	168,000	184,800
05/15/23	5.125%	368,000	385,480
Viacom, Inc.
Senior Unsecured
04/01/17	3.500%	1,500,000	1,571,089
04/01/19	2.200%	455,000	450,228
09/01/23	4.250%	500,000	521,040
WPP Finance 2010
09/07/42	5.125%	2,500,000	2,624,257
Walt Disney Co. (The) Senior Unsecured
05/30/19	1.850%	1,500,000	1,497,969
iHeartCommunications, Inc. PIK
02/01/21	14.000%	125,792	103,149

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
iHeartCommunications, Inc. Senior Secured
03/01/21	9.000%	$565,000	$550,875
Total			50,390,052
Metals 1.0%
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	2,250,000	2,440,687
Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,709,875
Anglo American Capital PLC (b)
04/03/17	2.625%	2,000,000	2,036,178
AngloGold Ashanti Holdings PLC
07/30/20	8.500%	2,230,000	2,397,250
04/15/40	6.500%	1,010,000	929,813
ArcelorMittal
Senior Unsecured
08/05/15	4.250%	3,656,000	3,724,550
08/05/20	5.750%	5,000,000	5,231,250
02/25/22	6.750%	137,000	148,207
10/15/39	7.500%	336,000	347,760
03/01/41	7.250%	1,155,000	1,160,775
BHP Billiton Finance USA Ltd.
09/30/23	3.850%	2,130,000	2,235,848
Barrick Gold Corp.
Senior Unsecured
04/01/19	6.950%	1,100,000	1,265,335
05/01/23	4.100%	2,630,000	2,572,456
Barrick North America Finance LLC
05/30/21	4.400%	1,000,000	1,030,236
CSN Islands XI Corp.
09/21/19	6.875%	150,000	150,000
CSN Resources SA
07/21/20	6.500%	100,000	96,750
Calcipar SA Senior Secured (b)
05/01/18	6.875%	115,000	118,450
Carpenter Technology Corp. Senior Unsecured
03/01/23	4.450%	2,000,000	2,055,000
Cia Minera Ares SAC (b)
01/23/21	7.750%	200,000	211,750
Constellium NV (b)
05/15/24	5.750%	32,000	30,720
Evraz Group SA Senior Unsecured
04/22/20	6.500%	200,000	163,500
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	159,000	148,745

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
GTL Trade Finance, Inc.
04/29/24	5.893%	$200,000	$204,500
Gerdau Trade, Inc. (b)
01/30/21	5.750%	1,500,000	1,563,750
Hyundai Steel Co. Senior Unsecured (b)
04/21/16	4.625%	1,000,000	1,037,551
Metinvest BV
02/14/18	8.750%	200,000	129,520
Newcrest Finance Pty Ltd. (b)
10/01/22	4.200%	1,000,000	904,281
Newmont Mining Corp.
10/01/19	5.125%	300,000	324,910
Nord Gold NV
05/07/18	6.375%	200,000	184,000
Nucor Corp. Senior Unsecured
08/01/43	5.200%	1,100,000	1,185,565
Peabody Energy Corp.
11/15/21	6.250%	174,000	163,125
Polyus Gold International Ltd. (b)
04/29/20	5.625%	600,000	525,000
Reliance Steel & Aluminum Co.
04/15/23	4.500%	1,500,000	1,507,720
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,821,658
Samarco Mineracao SA Senior Unsecured (b)
11/01/22	4.125%	200,000	183,000
Steel Dynamics, Inc. (b)
10/01/21	5.125%	75,000	77,813
10/01/24	5.500%	125,000	131,250
TMK OAO Via TMK Capital SA Senior Unsecured
04/03/20	6.750%	200,000	162,000
Vale Overseas Ltd.
01/11/22	4.375%	138,000	137,808
11/21/36	6.875%	100,000	109,143
Wise Metals Group LLC/Finance Corp. Senior Secured (b)
12/15/18	8.750%	275,000	294,250
Wise Metals Intermediate Holdings LLC/Finance Corp. Senior Unsecured (b)
06/15/19	9.750%	175,000	189,656
Worthington Industries, Inc.
Senior Unsecured
04/15/20	6.500%	1,240,000	1,419,605
04/15/26	4.550%	1,840,000	1,945,018
Total			44,406,258

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream 2.3%
Access Midstream Partners LP/Finance Corp.
07/15/22	6.125%	$325,000	$344,500
05/15/23	4.875%	266,000	271,320
03/15/24	4.875%	3,077,000	3,138,540
Atlas Pipeline Partners LP/Finance Corp.
11/15/21	4.750%	50,000	49,000
08/01/23	5.875%	100,000	103,000
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	311,000	314,110
Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,864,238
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	124,375
03/01/22	6.125%	54,000	53,730
DCP Midstream LLC (b)(d)
05/21/43	5.850%	2,625,000	2,608,594
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	9,650,000	10,411,288
Energy Transfer Equity LP Senior Secured
01/15/24	5.875%	800,000	848,000
Energy Transfer Partners LP
Senior Unsecured
02/01/23	3.600%	1,000,000	976,855
02/01/24	4.900%	4,950,000	5,241,639
10/01/43	5.950%	3,500,000	3,799,583
Enterprise Products Operating LLC
10/15/19	2.550%	1,750,000	1,752,609
03/15/23	3.350%	1,460,000	1,456,414
02/15/25	3.750%	2,445,000	2,484,998
02/01/41	5.950%	1,563,000	1,882,380
02/15/42	5.700%	1,235,000	1,434,189
Ferrellgas LP/Finance Corp. Senior Unsecured
01/15/22	6.750%	75,000	74,625
Ferrellgas Partners LP/Finance Corp. Senior Unsecured
05/01/21	6.500%	225,000	222,750
Florida Gas Transmission Co. LLC Senior Unsecured (b)
07/15/22	3.875%	2,250,000	2,317,232
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	351,000	366,795
05/15/22	5.500%	393,000	371,876
Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	334,750
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	1,675,000	1,674,769
09/01/22	3.950%	7,750,000	7,793,036
01/15/38	6.950%	955,000	1,111,495
09/01/39	6.500%	1,142,000	1,273,078

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Kinder Morgan Finance Co. LLC (b)
01/15/18	6.000%	$445,000	$492,838
Kinder Morgan, Inc.
12/01/19	3.050%	3,400,000	3,418,312
Senior Unsecured
06/01/18	7.250%	1,310,000	1,516,035
09/15/20	6.500%	825,000	949,328
Kinder Morgan, Inc. (b)
Senior Unsecured
11/15/23	5.625%	50,000	54,813
Kinder Morgan, Inc. (c)
12/01/19	3.050%	525,000	527,828
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	336,416
02/15/23	5.500%	164,000	168,100
07/15/23	4.500%	623,000	607,425
Markwest Energy Partners LP/Finance Corp.
12/01/24	4.875%	125,000	123,125
NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,836,331
12/15/40	6.250%	2,510,000	3,171,538
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	61,360
10/01/22	5.000%	173,000	169,540
04/15/23	5.500%	574,000	574,000
11/01/23	4.500%	434,000	407,960
Rockies Express Pipeline LLC (b)
Senior Unsecured
01/15/19	6.000%	1,000,000	1,050,000
04/15/20	5.625%	2,800,000	2,898,000
Rose Rock Midstream LP/Finance Corp.
07/15/22	5.625%	300,000	292,500
Ruby Pipeline LLC Senior Unsecured (b)
04/01/22	6.000%	4,000,000	4,466,636
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	837,000	855,833
Southeast Supply Header LLC Senior Unsecured (b)
06/15/24	4.250%	450,000	462,235
Southern Natural Gas Co. LLC
Senior Unsecured
02/15/31	7.350%	2,910,000	3,582,283
03/01/32	8.000%	1,140,000	1,489,795
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	2,103,723
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured
08/01/21	7.375%	386,000	407,230
Summit Midstream Holdings LLC/Finance Corp.
08/15/22	5.500%	375,000	371,250
Targa Resources Partners LP/Finance Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
05/01/23	5.250%	$6,000	$6,120
11/15/23	4.250%	55,000	52,525
Targa Resources Partners LP/Finance Corp. (b)
11/15/19	4.125%	71,000	71,000
Tennessee Gas Pipeline Co. LLC
Senior Unsecured
06/15/32	8.375%	3,465,000	4,614,978
04/01/37	7.625%	550,000	693,455
Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	98,000	99,470
10/15/21	6.125%	300,000	306,000
Tesoro Logistics LP/Finance Corp. (b)
Senior Unsecured
10/15/19	5.500%	27,000	27,473
10/15/22	6.250%	281,000	286,620
Texas Eastern Transmission LP Senior Unsecured (b)
10/15/22	2.800%	3,350,000	3,251,580
TransCanada PipeLines Ltd. (d)
05/15/67	6.350%	1,923,000	1,913,385
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	1,930,000	1,821,796
Williams Partners LP
Senior Unsecured
11/15/20	4.125%	1,000,000	1,048,547
01/15/25	3.900%	800,000	792,458
04/15/40	6.300%	1,010,000	1,159,434
Total			103,239,043
Natural Gas 0.3%
Atmos Energy Corp. Senior Unsecured
10/15/44	4.125%	2,045,000	2,079,696
National Fuel Gas Co. Senior Unsecured
03/01/23	3.750%	1,730,000	1,747,589
Sempra Energy
Senior Unsecured
02/15/19	9.800%	1,000,000	1,297,558
10/01/22	2.875%	6,145,000	5,968,546
12/01/23	4.050%	398,000	422,699
06/15/24	3.550%	1,500,000	1,525,062
Total			13,041,150
Office REIT 0.7%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,198,000	1,275,160
06/15/23	3.900%	9,300,000	9,383,998
Boston Properties LP
Senior Unsecured
11/15/20	5.625%	4,590,000	5,276,292
05/15/21	4.125%	2,815,000	3,003,892
02/01/23	3.850%	2,500,000	2,592,612
02/01/24	3.800%	1,355,000	1,386,532

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Office REIT (continued)
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	$3,069,000	$3,357,873
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,480,833
Total			33,757,192
Oil Field Services 0.2%
CGG SA
06/01/21	6.500%	200,000	178,000
01/15/22	6.875%	200,000	178,000
FTS International, Inc. Senior Secured (b)
05/01/22	6.250%	275,000	225,500
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,358,959
Noble Holding International Ltd.
08/01/20	4.900%	700,000	718,687
03/15/42	5.250%	3,475,000	3,049,347
QGOG Atlantic/Alaskan Rigs Ltd. Senior Secured
07/30/18	5.250%	84,952	84,485
Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,066,186
Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,104,248
03/01/39	9.875%	940,000	1,339,909
Total			11,303,321
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	144,000	149,933
02/01/22	5.875%	123,000	125,460
PT Perusahaan Gas Negara Persero Tbk Senior Unsecured (b)
05/16/24	5.125%	1,700,000	1,770,125
Total			2,045,518
Other Industry 0.4%
AECOM Technology Corp. (b)
10/15/22	5.750%	47,000	49,233
Belden, Inc. (b)
09/01/22	5.500%	275,000	277,750
07/15/24	5.250%	200,000	195,000
CB Richard Ellis Services, Inc.
03/15/25	5.250%	53,000	54,988
CBRE Services, Inc.
03/15/23	5.000%	175,000	179,200
Cleaver-Brooks, Inc. Senior Secured (b)
12/15/19	8.750%	250,000	270,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry (continued)
DH Services Luxembourg SARL (b)
12/15/20	7.750%	$425,000	$449,437
General Cable Corp.
10/01/22	5.750%	150,000	124,500
Hillman Group, Inc. (The) Senior Unsecured (b)
07/15/22	6.375%	325,000	316,062
Hutchison Whampoa International 11 Ltd. (b)
01/13/17	3.500%	1,000,000	1,043,252
01/13/22	4.625%	1,500,000	1,634,160
Interline Brands, Inc. Senior Unsecured
11/15/18	10.000%	575,000	600,875
Massachusetts Institute of Technology
07/01/14	4.678%	2,990,000	3,299,416
Odebrecht Offshore Drilling Finance Ltd. Senior Secured (b)
10/01/22	6.750%	1,430,550	1,409,092
President and Fellows of Harvard College
Senior Unsecured
10/15/40	4.875%	805,000	938,120
President and Fellows of Harvard College (b)
01/15/39	6.500%	3,545,000	5,049,955
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	300,000	306,750
02/15/19	7.500%	75,000	76,500
Total			16,274,290
Other REIT 0.3%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	157,000	169,953
Duke Realty LP
06/15/22	4.375%	1,855,000	1,969,173
04/15/23	3.625%	1,445,000	1,451,187
Fibra Uno Administracion SA de CV Senior Unsecured (b)
12/15/24	5.250%	300,000	315,000
Liberty Property LP Senior Unsecured
06/15/23	3.375%	2,500,000	2,456,480
Nationwide Health Properties, Inc. Senior Unsecured
05/20/15	6.000%	3,000,000	3,074,349
ProLogis LP
03/15/20	6.875%	902,000	1,065,093
02/01/21	3.350%	1,000,000	1,017,644
08/15/23	4.250%	1,600,000	1,689,058
WP Carey, Inc. Senior Unsecured
04/01/24	4.600%	1,725,000	1,812,002
Total			15,019,939

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	$269,000	$274,380
06/30/21	6.000%	50,000	49,500
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)
11/15/20	7.000%	52,941	53,868
Ardagh Packaging Finance PLC (b)
10/15/20	9.125%	500,000	538,750
BWAY Holding Co. Senior Unsecured (b)
08/15/21	9.125%	500,000	515,625
Ball Corp.
11/15/23	4.000%	475,000	456,000
Berry Plastics Corp. Secured
05/15/22	5.500%	725,000	728,625
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	134,000	134,335
06/15/17	6.000%	104,000	103,740
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	475,000	456,000
Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	314,875
Mustang Merger Corp. Senior Unsecured (b)
08/15/21	8.500%	325,000	321,750
Owens-Brockway Glass Container, Inc. (b)(c)
01/15/25	5.375%	100,000	101,250
Senior Unsecured
01/15/22	5.000%	50,000	50,625
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	170,000	170,850
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	103,000	107,377
08/15/19	9.875%	140,000	150,850
02/15/21	8.250%	1,413,000	1,474,819
Senior Secured
08/15/19	7.875%	152,000	161,880
10/15/20	5.750%	989,000	1,017,434
Sealed Air Corp. (b)
09/15/21	8.375%	821,000	923,625
04/01/23	5.250%	50,000	51,125
Senior Unsecured
12/01/22	4.875%	150,000	149,437
12/01/24	5.125%	150,000	150,375
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	715,000	700,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Packaging (continued)
Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	$1,000,000	$1,165,685
Total			10,323,480
Paper 0.2%
Clearwater Paper Corp.
02/01/23	4.500%	150,000	146,625
Clearwater Paper Corp. (b)
02/01/25	5.375%	325,000	328,250
Graphic Packaging International, Inc.
04/15/21	4.750%	325,000	326,219
International Paper Co. Senior Unsecured
08/15/21	7.500%	3,000,000	3,747,798
Packaging Corp. of America Senior Unsecured
11/01/23	4.500%	1,070,000	1,133,456
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,599,460
Weyerhaeuser Co.
Senior Unsecured
10/01/19	7.375%	1,000,000	1,208,132
03/15/32	7.375%	1,630,000	2,163,084
Total			10,653,024
Pharmaceuticals 0.7%
Bayer US Finance LLC (b)
10/08/19	2.375%	1,310,000	1,317,367
10/08/24	3.375%	520,000	526,137
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	49,000	49,612
Forest Laboratories, Inc. (b)
02/15/21	4.875%	6,000,000	6,471,978
Gilead Sciences, Inc.
Senior Unsecured
04/01/21	4.500%	1,500,000	1,660,290
02/01/25	3.500%	1,310,000	1,344,258
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	416,000	428,480
Hospira, Inc. Senior Unsecured
08/12/20	5.200%	1,350,000	1,461,528
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	545,000	555,900
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	355,000	381,625
Johnson & Johnson

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Senior Unsecured
12/05/33	4.375%	$3,125,000	$3,495,778
05/15/41	4.850%	2,083,000	2,458,013
Novartis Capital Corp.
05/06/24	3.400%	4,170,000	4,317,959
Roche Holdings, Inc. (b)
09/29/21	2.875%	2,510,000	2,559,585
Salix Pharmaceuticals Ltd. (b)
01/15/21	6.000%	36,000	36,720
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	109,000	116,494
10/15/20	6.375%	1,428,000	1,485,120
07/15/21	7.500%	590,000	637,200
12/01/21	5.625%	244,000	246,440
07/15/22	7.250%	2,500,000	2,650,000
Total			32,200,484
Property & Casualty 0.8%
ACE INA Holdings, Inc.
05/15/24	3.350%	910,000	921,508
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	3,850,000	3,988,334
CNA Financial Corp.
Senior Unsecured
11/15/19	7.350%	3,435,000	4,140,054
08/15/21	5.750%	925,000	1,062,949
Farmers Exchange Capital II Subordinated Notes (b)(d)
11/01/53	6.151%	3,950,000	4,365,810
Farmers Exchange Capital (b)
Subordinated Notes
07/15/28	7.050%	1,000,000	1,271,386
07/15/48	7.200%	1,615,000	2,049,416
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	657,000	681,637
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	254,000	253,365
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	5,065,000	5,525,515
06/15/23	4.250%	275,000	286,106
05/01/42	6.500%	1,350,000	1,639,071
08/01/44	4.850%	1,000,000	983,144
Senior Unsecured
03/15/35	6.500%	1,515,000	1,876,553
Nationwide Mutual Insurance Co. (b)
Senior Subordinated Notes
08/15/39	9.375%	1,700,000	2,658,049
Nationwide Mutual Insurance Co. (b)(d)
Subordinated Notes
12/15/24	5.810%	1,725,000	1,722,844

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty (continued)
Onex York Acquisition Corp. (b)
10/01/22	8.500%	$200,000	$200,500
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	1,865,000	2,631,461
Total			36,257,702
Railroads 0.4%
BNSF Funding Trust I (d)
12/15/55	6.613%	2,982,000	3,364,695
Burlington Northern Santa Fe LLC
Senior Unsecured
09/15/21	3.450%	295,000	309,147
09/01/22	3.050%	475,000	478,401
09/01/24	3.400%	1,635,000	1,657,038
03/15/43	4.450%	2,500,000	2,560,880
09/01/44	4.550%	906,000	942,093
CSX Corp. Senior Unsecured
05/30/42	4.750%	1,389,000	1,472,482
Canadian Pacific Railway Ltd. Senior Unsecured
01/15/22	4.500%	600,000	664,211
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	81,000	81,608
Senior Secured
05/01/19	6.750%	109,000	111,453
Kansas City Southern de Mexico SA de CV Senior Unsecured
05/15/23	3.000%	1,000,000	966,978
Norfolk Southern Corp. Senior Unsecured
04/01/22	3.000%	2,000,000	2,019,900
Union Pacific Corp.
Senior Unsecured
02/15/19	2.250%	765,000	780,054
01/15/45	4.150%	920,000	939,018
Total			16,347,958
Refining 0.2%
CVR Refining LLC/Coffeyville Finance, Inc. Secured
11/01/22	6.500%	50,000	49,875
Marathon Petroleum Corp.
Senior Unsecured
03/01/21	5.125%	1,000,000	1,101,776
09/15/24	3.625%	500,000	495,147
03/01/41	6.500%	675,000	797,789
Phillips 66
11/15/44	4.875%	2,175,000	2,214,829
Puma International Financing SA (b)
02/01/21	6.750%	200,000	202,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Refining (continued)
Tesoro Corp.
04/01/24	5.125%	$225,000	$223,312
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,517,794
Total			7,603,022
Restaurants 0.2%
BC ULC/New Red Finance Inc. Secured (b)
04/01/22	6.000%	700,000	717,500
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	1,462,000	1,338,478
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	225,000	232,875
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	4,714,000	4,780,364
11/01/43	5.350%	90,000	98,092
Total			7,167,309
Retail REIT 0.2%
ARC Properties Operating Partnership LP/Clark Acquisition LLC
02/06/17	2.000%	5,320,000	5,101,162
Kimco Realty Corp. Senior Unsecured
06/01/23	3.125%	2,475,000	2,417,317
Tanger Properties LP Senior Unsecured
12/01/23	3.875%	865,000	885,100
Total			8,403,579
Retailers 0.6%
Academy Ltd./Finance Corp. (b)
08/01/19	9.250%	50,000	53,375
Advance Auto Parts, Inc.
12/01/23	4.500%	1,000,000	1,065,313
Alibaba Group Holding Ltd. (b)
11/28/19	2.500%	625,000	624,080
11/28/21	3.125%	200,000	199,692
11/28/24	3.600%	625,000	625,322
Asbury Automotive Group, Inc. (b)(c)
12/15/24	6.000%	79,000	80,185
AutoZone, Inc. Senior Unsecured
01/13/17	1.300%	775,000	774,639
Bed Bath & Beyond, Inc.
Senior Unsecured
08/01/34	4.915%	565,000	576,697
08/01/44	5.165%	3,695,000	3,759,947
CVS Health Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
Senior Unsecured
06/01/17	5.750%	$283,000	$313,573
12/05/23	4.000%	515,000	544,292
CVS Pass-Through Trust Pass-Through Certificates (b)
08/10/36	4.163%	2,988,973	3,081,891
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	152,000	150,100
InRetail Consumer (b)
10/10/21	5.250%	200,000	201,100
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (b)
10/15/19	9.750%	225,000	204,750
Jo-Ann Stores LLC Senior Unsecured (b)
03/15/19	8.125%	350,000	334,687
L Brands, Inc.
06/15/19	8.500%	180,000	213,300
02/15/22	5.625%	250,000	269,375
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	4,085,000	5,003,488
Michaels FinCo Holdings LLC/Inc. Senior Unsecured PIK (b)
08/01/18	7.500%	101,000	102,768
Michaels Stores, Inc. (b)
12/15/20	5.875%	400,000	404,000
Neiman Marcus Group Ltd. LLC PIK (b)
10/15/21	8.750%	275,000	296,313
Neiman Marcus Group Ltd. LLC (b)
10/15/21	8.000%	125,000	133,125
New Academy Finance Co. LLC/Corp. Senior Unsecured (b)
06/15/18	8.000%	725,000	725,000
PVH Corp. Senior Unsecured
12/15/22	4.500%	250,000	248,750
Penske Automotive Group, Inc.
12/01/24	5.375%	85,000	85,213
PetCo Holdings, Inc. Senior Unsecured (b)
10/15/17	8.500%	550,000	555,500
Petco Animal Supplies, Inc. (b)
12/01/18	9.250%	150,000	156,750
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	55,000	60,775
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	569,700
Target Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retailers (continued)
06/26/19	2.300%	$1,240,000	$1,253,347
07/01/24	3.500%	2,630,000	2,706,917
Tiffany & Co. Senior Unsecured (b)
10/01/24	3.800%	625,000	635,357
Wal-Mart Stores, Inc. Senior Unsecured
04/22/24	3.300%	2,100,000	2,173,189
Wolverine World Wide, Inc.
10/15/20	6.125%	275,000	287,375
Total			28,469,885
Sovereign —%
Empresa de Energia de Bogota SA ESP Senior Unsecured
11/10/21	6.125%	200,000	214,100
Supermarkets 0.2%
Kroger Co. (The)
06/01/29	7.700%	1,769,000	2,382,327
Senior Unsecured
12/15/18	6.800%	4,699,000	5,522,575
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	2,348,000	2,336,410
Total			10,241,312
Technology 1.1%
Advanced Micro Devices, Inc.
Senior Unsecured
08/15/22	7.500%	125,000	111,875
07/01/24	7.000%	275,000	235,125
Agilent Technologies, Inc.
Senior Unsecured
10/01/22	3.200%	1,000,000	973,308
07/15/23	3.875%	2,450,000	2,499,412
Alliance Data Systems Corp. (b)
12/01/17	5.250%	178,000	184,230
04/01/20	6.375%	41,000	42,691
08/01/22	5.375%	206,000	206,515
Ancestry.com, Inc.
12/15/20	11.000%	123,000	138,375
Anixter, Inc.
05/01/19	5.625%	375,000	397,500
Apple, Inc. Senior Unsecured
05/06/44	4.450%	550,000	591,209
Audatex North America, Inc. (b)
06/15/21	6.000%	642,000	666,075
BMC Software Finance, Inc. Senior Unsecured (b)
07/15/21	8.125%	300,000	281,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Blackboard, Inc. Senior Unsecured (b)
11/15/19	7.750%	$250,000	$251,250
Boxer Parent Co, Inc. PIK Senior Unsecured (b)
10/15/19	9.000%	350,000	297,500
CDW LLC/Finance Corp.
04/01/19	8.500%	410,000	435,625
08/15/22	6.000%	250,000	261,563
CDW LLC/Finance Corp. (c)
12/01/24	5.500%	100,000	99,750
CommScope Holdings Co., Inc. Senior Unsecured PIK (b)
06/01/20	6.625%	400,000	417,000
CommScope, Inc. (b)
06/15/24	5.500%	250,000	248,750
CompuCom Systems, Inc. Senior Unsecured (b)
05/01/21	7.000%	300,000	262,500
CoreLogic, Inc.
06/01/21	7.250%	325,000	341,250
Eagle Midco, Inc. Senior Unsecured (b)
06/15/18	9.000%	325,000	331,500
Epicor Software Corp.
05/01/19	8.625%	350,000	368,375
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	234,000	234,585
07/15/21	7.000%	67,000	75,543
01/01/22	5.375%	125,000	125,625
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,491,167
First Data Corp.
01/15/21	11.250%	118,000	134,520
06/15/21	10.625%	110,000	125,400
First Data Corp. (b)
Secured
01/15/21	8.250%	189,000	202,230
01/15/22	8.750%	1,350,000	1,451,250
Senior Secured
08/15/20	8.875%	27,000	29,025
11/01/20	6.750%	134,000	142,710
Fiserv, Inc.
11/20/17	6.800%	4,000,000	4,568,168
Flextronics International Ltd.
02/15/20	4.625%	275,000	279,180
Freescale Semiconductor, Inc. Senior Secured (b)
01/15/22	6.000%	400,000	413,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	$72,000	$76,500
Igloo Holdings Corp. PIK Senior Unsecured (b)
12/15/17	8.250%	250,000	251,875
Infor Software Parent LLC, Inc. PIK (b)
05/01/21	7.125%	575,000	575,000
Infor US, Inc.
04/01/19	9.375%	475,000	513,736
Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,092,245
Interactive Data Corp. (b)
04/15/19	5.875%	525,000	526,969
International Business Machines Corp. Senior Unsecured
01/05/16	2.000%	1,500,000	1,525,587
Iron Mountain, Inc.
08/15/23	6.000%	73,000	76,468
08/15/24	5.750%	125,000	126,719
KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,683,034
Keysight Technologies, Inc. (b)
10/30/24	4.550%	2,560,000	2,560,722
MSCI, Inc. (b)
11/15/24	5.250%	216,000	224,100
Magnachip Semiconductor Corp. Senior Unsecured
07/15/21	6.625%	325,000	297,375
NCR Corp.
02/15/21	4.625%	600,000	585,000
12/15/21	5.875%	34,000	34,680
12/15/23	6.375%	123,000	127,920
NXP BV/Funding LLC (b)
06/01/18	3.750%	200,000	201,000
02/15/21	5.750%	86,000	90,945
03/15/23	5.750%	200,000	212,500
Nuance Communications, Inc. (b)
08/15/20	5.375%	565,000	569,237
Oracle Corp.
Senior Unsecured
10/08/19	2.250%	3,000,000	3,026,604
10/15/22	2.500%	5,619,000	5,460,364
07/08/24	3.400%	1,050,000	1,079,217
Seagate HDD Cayman
06/01/23	4.750%	100,000	105,402
Seagate HDD Cayman (b)
01/01/25	4.750%	450,000	466,043
Sensata Technologies BV (b)
11/01/24	5.625%	125,000	132,656

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
Sixsigma Networks Mexico SA de CV (b)
11/07/21	8.250%	$200,000	$207,000
Sophia Holding Finance LP/Inc. PIK (b)
12/01/18	9.625%	150,000	153,375
Sophia LP/Finance, Inc. (b)
01/15/19	9.750%	325,000	347,750
SunGard Data Systems, Inc.
11/01/19	6.625%	425,000	433,500
Syniverse Holdings, Inc.
01/15/19	9.125%	725,000	757,625
Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	3,270,000	3,436,803
TransUnion Holding Co., Inc.
Senior Unsecured
06/15/18	8.125%	150,000	155,625
Senior Unsecured PIK
06/15/18	9.625%	500,000	514,375
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	523,000	513,847
Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,109,197
Zebra Technologies Corp. Senior Unsecured (b)
10/15/22	7.250%	450,000	480,938
Total			51,646,964
Tobacco 0.2%
Altria Group, Inc.
01/31/24	4.000%	4,240,000	4,413,594
Imperial Tobacco Finance PLC (b)
02/11/18	2.050%	2,755,000	2,754,209
Lorillard Tobacco Co.
08/04/41	7.000%	2,000,000	2,492,826
Total			9,660,629
Transportation Services 0.4%
Autopistas Metropolitanas de Puerto Rico LLC Senior Secured (b)
06/30/35	6.750%	1,750,000	1,568,133
ERAC U.S.A. Finance LLC (b)
10/01/20	5.250%	2,500,000	2,829,076
11/15/24	3.850%	5,080,000	5,169,200
10/15/37	7.000%	848,000	1,138,885
Global Liman Isletmeleri (b)
11/14/21	8.125%	200,000	192,802
Hertz Corp. (The)
04/01/18	4.250%	100,000	99,000
04/15/19	6.750%	275,000	283,937
10/15/20	5.875%	125,000	126,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
01/15/21	7.375%	$84,000	$88,620
10/15/22	6.250%	225,000	227,813
Ryder System, Inc.
Senior Unsecured
06/01/17	3.500%	1,000,000	1,047,917
11/15/18	2.450%	660,000	667,272
Sydney Airport Finance Co. Pty Ltd. Senior Secured (b)
03/22/23	3.900%	3,700,000	3,797,965
Topaz Marine SA (b)
11/01/18	8.625%	200,000	196,500
Total			17,433,370
Wireless 0.4%
Altice SA Senior Secured (b)
05/15/22	7.750%	440,000	454,850
America Movil SAB de CV
01/15/15	5.750%	800,000	804,872
Senior Unsecured
07/16/22	3.125%	320,000	317,216
American Tower Corp.
Senior Unsecured
01/15/18	4.500%	1,000,000	1,068,844
02/15/24	5.000%	665,000	708,673
Crown Castle International Corp. Senior Unsecured
04/15/22	4.875%	360,000	360,000
Digicel Group Ltd. Senior Unsecured (b)
09/30/20	8.250%	700,000	717,500
SBA Telecommunications, Inc.
07/15/20	5.750%	339,000	349,170
Sprint Capital Corp.
05/01/19	6.900%	100,000	103,250
11/15/28	6.875%	525,000	492,187
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	138,000	141,450
11/15/21	11.500%	83,000	103,128
04/15/22	9.250%	3,650,000	4,161,000
11/15/22	6.000%	694,000	667,975
Sprint Communications, Inc. (b)
11/15/18	9.000%	2,425,000	2,806,937
03/01/20	7.000%	57,000	62,736
Sprint Corp.
09/15/21	7.250%	100,000	102,000
09/15/23	7.875%	400,000	419,000
06/15/24	7.125%	345,000	341,119
T-Mobile USA, Inc.
04/28/21	6.633%	339,000	349,170
01/15/22	6.125%	364,000	370,370
04/28/22	6.731%	328,000	339,480
03/01/23	6.000%	122,000	123,830
04/01/23	6.625%	496,000	514,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wireless (continued)
04/28/23	6.836%	$50,000	$52,000
01/15/24	6.500%	214,000	218,815
03/01/25	6.375%	93,000	94,395
Wind Acquisition Finance SA (b)
04/23/21	7.375%	179,000	172,288
Senior Secured
04/30/20	6.500%	136,000	140,760
07/15/20	4.750%	185,000	178,062
Total			16,735,677
Wirelines 1.2%
AT&T, Inc.
Senior Unsecured
08/15/15	2.500%	2,666,000	2,706,310
06/15/44	4.800%	2,500,000	2,540,205
Bharti Airtel International Netherlands BV (b)
05/20/24	5.350%	100,000	109,007
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	5,527,000	6,024,430
03/15/22	5.800%	284,000	298,200
12/01/23	6.750%	137,000	152,070
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,075,000	1,195,937
Frontier Communications Corp.
Senior Unsecured
09/15/21	6.250%	9,000	9,192
04/15/22	8.750%	259,000	297,850
01/15/23	7.125%	88,000	91,960
04/15/24	7.625%	68,000	71,910
01/15/25	6.875%	99,000	99,495
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	50,000	53,688
Level 3 Communications, Inc. (b)(c)
Senior Unsecured
12/01/22	5.750%	240,000	241,200
Level 3 Escrow II, Inc. (b)
08/15/22	5.375%	146,000	147,825
Level 3 Financing, Inc.
07/01/19	8.125%	450,000	479,250
06/01/20	7.000%	224,000	239,120
07/15/20	8.625%	150,000	163,125
01/15/21	6.125%	66,000	68,805
Level 3 Financing, Inc. (d)
01/15/18	3.826%	32,000	32,176
Ooredoo International Finance Ltd. (b)
02/21/23	3.250%	450,000	441,206
Qwest Corp. Senior Unsecured
09/15/25	7.250%	3,978,000	4,735,304
Telecom Italia Capital SA
06/04/18	6.999%	2,986,000	3,336,855
Telefonica Emisiones SAU

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
04/27/18	3.192%	$870,000	$904,249
04/27/23	4.570%	1,250,000	1,343,395
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.000%	4,215,000	4,227,544
11/01/22	2.450%	4,700,000	4,450,928
09/15/23	5.150%	3,500,000	3,934,756
03/15/24	4.150%	750,000	789,920
11/01/24	3.500%	2,730,000	2,729,077
11/01/41	4.750%	2,000,000	2,048,764
09/15/43	6.550%	4,653,000	6,010,033
Verizon New England, Inc.
11/15/29	7.875%	985,000	1,288,997
Verizon New York, Inc.
04/01/32	7.375%	2,095,000	2,658,899
Verizon Virginia LLC
10/01/29	8.375%	1,105,000	1,464,105
Windstream Corp.
08/01/23	6.375%	128,000	123,520
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	48,000	54,000
Total			55,563,307
Total Corporate Bonds & Notes (Cost: $1,575,000,685)			$1,613,740,042

Residential Mortgage-Backed Securities - Agency 20.9%
Federal Home Loan Mortgage Corp. (d)(i)
CMO Series 3085 Class FV
08/15/35	0.855%	3,566,422	3,621,345
Federal Home Loan Mortgage Corp. (d)(i)(j)
CMO IO Series 3404 Class AS
01/15/38	5.740%	8,983,939	1,347,396
Federal Home Loan Mortgage Corp. (i)
03/01/17-08/01/22	8.500%	16,310	18,424
06/01/19-02/01/44	4.500%	13,453,691	14,551,787
02/01/20-07/01/42	4.000%	30,191,084	32,399,742
04/01/21	9.000%	1,679	1,708
01/01/22-09/01/39	5.500%	4,516,251	5,055,156
07/01/23-05/01/41	5.000%	4,094,079	4,504,109
08/01/24-02/01/25	8.000%	49,854	58,814
10/01/28-07/01/32	7.000%	589,742	704,599
10/01/31-09/01/37	6.000%	2,243,359	2,559,162
11/01/36-10/01/37	6.500%	866,437	1,030,084

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/01/42-11/01/44	3.500%	$19,202,288	$20,015,644
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	10,792,205	10,852,639
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	12,053,666	12,114,336
CMO Series 4037 Class CA
04/15/27	3.000%	5,483,292	5,409,506
Federal Home Loan Mortgage Corp. (i)(j)
CMO IO Series 329 Class C5
06/15/43	3.500%	11,834,653	2,453,527
CMO IO Series 4120 Class IA
10/15/42	3.500%	4,728,546	994,384
CMO IO Series 4176 Class BI
03/15/43	3.500%	1,976,037	398,633
Federal National Mortgage Association (c)(i)
12/16/29	2.500%	12,495,000	12,739,772
12/16/29-12/11/44	3.000%	60,645,000	61,685,855
12/16/29-12/11/44	3.500%	77,495,000	80,897,803
12/11/44	4.000%	73,525,000	78,499,422
12/11/44	4.500%	31,680,000	34,429,726
12/11/44	5.000%	23,000,000	25,501,250
Federal National Mortgage Association (d)(i)
01/01/44	3.034%	3,101,557	3,199,329
CMO Series 2003-134 Class FC
12/25/32	0.755%	4,934,127	5,006,955
CMO Series 2007-W7 Class 1A4
07/25/37	38.249%	477,364	740,132
CMO Series 2012-1 Class FA
02/25/42	0.655%	5,713,967	5,765,164
CMO Series 2012-110 Class CF
10/25/42	0.655%	15,358,701	15,493,643
Series 2014-FA Class M8
05/25/18	0.417%	6,734,440	6,740,953
Federal National Mortgage Association (i)
04/01/23	8.500%	12,845	13,736
06/01/24	9.000%	17,712	19,609
02/01/25-08/01/27	8.000%	81,144	93,888
10/01/25-09/01/44	3.500%	109,723,006	114,966,772
03/01/26-07/01/38	7.000%	1,671,540	1,958,785
11/01/26-12/01/43	3.000%	51,808,606	52,798,949
04/01/27-06/01/32	7.500%	149,058	169,225
09/01/27-10/01/27	2.500%	8,431,191	8,629,123
05/01/29-10/01/40	6.000%	7,827,723	8,955,752
05/01/32-10/01/38	6.500%	678,098	784,631
09/01/32-10/01/44	4.000%	133,829,188	143,632,420

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/01/33-04/01/41	5.500%	$4,784,757	$5,410,723
07/01/34-10/01/41	5.000%	16,934,788	18,811,761
10/01/40-10/01/44	4.500%	31,747,822	34,598,664
CMO Series 2009-111 Class DA
12/25/39	5.000%	1,215,553	1,325,301
CMO Series 2013-121 Class KD
08/25/41	3.500%	2,305,183	2,427,210
Federal National Mortgage Association (i)(j)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	35,148	307
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	7,911,407	1,676,899
Federal National Mortgage Association (i)(k)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	945	938
Federal National Mortgage Association (i)(l)
03/01/42	4.000%	4,139,023	4,447,058
Government National Mortgage Association (c)(i)
12/19/43-12/18/44	3.000%	12,650,000	12,959,001
12/19/43	4.000%	19,825,000	21,263,859
12/18/44	3.500%	14,610,000	15,338,911
GNSF
12/18/44	4.500%	3,500,000	3,829,218
Government National Mortgage Association (d)(i)
CMO Series 2013-H19 Class FC
08/20/63	0.752%	6,001,771	6,044,720
Government National Mortgage Association (i)
03/15/38-09/20/41	4.500%	11,976,943	13,176,902
03/15/40-05/15/40	5.000%	2,484,579	2,767,474
09/15/41-08/20/42	3.500%	4,747,021	4,991,540
11/20/41-02/15/42	4.000%	4,623,597	4,990,965
05/15/42	3.000%	3,564,030	3,657,682
CMO Series 2013-53 Class AD
12/20/26	1.500%	11,056,750	10,938,720
Total Residential Mortgage-Backed Securities - Agency (Cost: $938,702,969)			$949,471,742

Residential Mortgage-Backed Securities - Non-Agency 4.7%
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (d)(i)
05/25/47	0.345%	7,765,335	5,587,632
BCAP LLC Trust (b)(d)(i)
08/26/36	0.272%	1,211,115	1,184,824
09/26/36	3.500%	2,529,005	2,522,872
01/26/37	0.322%	1,779,752	1,739,686
CMO Series 2012-RR10 Class 5A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
04/26/36	0.417%	$2,772,697	$2,691,953
CMO Series 2012-RR10 Class 9A1
10/26/35	2.668%	539,752	548,681
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	2,336,099	2,376,508
BCAP LLC Trust (d)(i)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.315%	2,877,196	2,621,140
BCAP LLC Series 2013-RR2 Class 7A1 (b)(d)(i)
07/26/36	3.000%	1,300,864	1,297,612
Banc of America Funding Trust (b)(d)(i)
CMO Series 2012-R5 Class A
10/03/39	0.417%	1,528,427	1,525,441
Banc of America Funding Trust (d)(i)
CMO Series 2006-D Class 3A1
05/20/36	2.834%	3,857,791	3,421,405
Banc of America Funding Trust (i)
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	3,113,467	3,124,573
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	2,941,403	2,814,466
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (b)(d)(i)
01/28/33	2.981%	293,628	294,186
Bayview Opportunity Master Fund Trust Series 2014-16RP Class A (b)(d)(i)
11/28/29	3.844%	2,650,000	2,650,000
CAM Mortgage Trust CMO Series 2014-2 Class A (b)(d)(i)
05/15/48	2.600%	434,859	434,847
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3 (i)
09/25/37	6.000%	1,939,136	2,026,032
Citigroup Mortgage Loan Trust, Inc. (b)(c)(i)
11/25/37	5.267%	2,625,000	2,684,063
Citigroup Mortgage Loan Trust, Inc. (b)(d)(i)
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	827,552	833,208
Citigroup Mortgage Loan Trust, Inc. (b)(i)
CMO Series 2012-A Class A
06/25/51	2.500%	1,403,330	1,363,002
Citigroup Mortgage Loan Trust, Inc. (d)(i)
CMO Series 2005-8 Class 1A1A
10/25/35	2.511%	4,368,292	3,696,230
Citigroup Mortgage Loan Trust (b)(d)(i)
CMO Series 2012-9 Class 1A1
02/20/36	4.947%	1,302,391	1,311,816
CMO Series 2013-2 Class 1A1
11/25/37	2.607%	1,326,996	1,327,104
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (d)(i)
09/25/47	2.635%	1,876,911	1,641,321

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (d)(i)
10/25/34	2.580%	$1,512,540	$1,520,746
Credit Suisse Mortgage Capital Certificates (b)(d)(h)(i)
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	3,500,000	3,473,750
Credit Suisse Mortgage Capital Certificates (b)(d)(i)
CMO Series 2011-12R Class 3A1
07/27/36	2.176%	6,875,104	6,799,835
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	515,793	521,901
CMO Series 2011-17R Class 3A1
10/27/35	2.329%	1,246,466	1,243,878
CMO Series 2012-4R Class 8A1
06/27/47	3.233%	1,116,779	1,118,536
CMO Series 2013-IVR3 Class A2
05/25/43	3.000%	2,853,891	2,826,443
Credit Suisse Securities (USA) LLC (b)(d)(i)
02/25/54	3.067%	2,974,834	2,932,071
Downey Savings & Loan Association Mortgage Loan Trust (d)(i)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.444%	3,623,421	3,158,450
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.354%	4,081,421	3,357,483
First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1 (d)(i)
05/25/37	2.596%	1,185,059	952,898
GCAT Series 2013-RP1 Class A1 (b)(d)(i)
06/25/18	3.500%	1,852,999	1,869,568
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (d)(i)
04/25/36	2.575%	4,283,400	3,858,611
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (d)(i)
01/25/47	0.335%	2,597,565	2,462,697
IndyMac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1 (d)(i)
12/25/36	2.556%	3,558,905	3,104,515
JPMorgan Mortgage Trust (i)
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	2,049,776	2,048,672
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	994,902	995,941
JPMorgan Resecuritization Trust CMO Series 2014-5 Class 6A (b)(i)
09/27/36	4.000%	1,671,853	1,689,137
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (b)(d)(i)
10/26/36	3.250%	334,024	331,736
Lehman XS Trust (d)(i)
CMO Series 2006-10N Class 1A3A
07/25/46	0.365%	4,521,589	3,587,221
Series 2005-4 Class 1A3

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
10/25/35	0.955%	$3,521,669	$3,267,418
Series 2005-5N Class 3A1A
11/25/35	0.455%	5,446,595	4,817,633
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (d)(i)
04/25/46	0.365%	2,895,739	2,190,745
MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1 (i)
12/25/34	5.500%	1,951,394	2,099,272
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (d)(i)
04/25/35	0.415%	8,311,898	7,657,976
Morgan Stanley Re-Remic Trust (b)(c)(d)(i)
CMO Series 2013-R8 Class 12A
09/26/36	2.354%	7,343	7,434
Morgan Stanley Re-Remic Trust (b)(d)(i)
09/26/35	2.632%	4,340,736	4,489,970
CMO Series 2013-R2 Class 1A
10/26/36	1.920%	3,032,033	2,998,681
CMO Series 2013-R3 Class 10A
10/26/35	2.668%	531,214	539,906
Morgan Stanley Resecuritization Trust (b)(d)(i)
CMO Series 2013-R9 Class 2A
06/26/46	2.878%	912,453	924,534
CMO Series 2013-R9 Class 4A
06/26/46	2.378%	1,363,541	1,370,001
MortgageIT Trust CMO Series 2005-5 Class A1 (d)(i)
12/25/35	0.415%	4,178,049	3,837,864
Nomura Asset Acceptance Corp. Alternative Loan Trust (d)(i)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	116,555	118,198
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	738,179	748,411
Nomura Resecuritization Trust (b)(d)(i)
CMO Series 2012-3R Class 1A1
01/26/37	0.325%	1,259,823	1,208,236
CMO Series 2014-6R Class 3A1
01/26/36	0.415%	2,929,632	2,731,882
RALI Trust (d)(f)(i)(j)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.409%	94,799,471	1,645,529
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.618%	44,005,960	892,133
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.173%	93,489,577	712,110
RALI Trust (d)(i)
CMO Series 2005-QA4 Class A41
04/25/35	2.936%	2,598,552	2,572,223
RFMSI Trust (d)(i)
CMO Series 2005-SA5 Class 1A
11/25/35	2.801%	3,669,184	3,013,776
CMO Series 2006-SA4 Class 2A1
11/25/36	3.493%	1,021,083	880,343
Sequoia Mortgage Trust (b)(d)(i)
CMO Series 2014-4 Class A5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
11/25/44	3.500%	$4,000,000	$4,056,936
Sequoia Mortgage Trust (d)(i)
CMO Series 2013-2 Class A1
02/25/43	1.874%	5,070,696	4,680,886
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,781,928	2,721,983
Structured Adjustable Rate Mortgage Loan Trust (d)(i)
CMO Series 2004-20 Class 1A2
01/25/35	2.476%	1,990,443	1,925,783
CMO Series 2006-5 Class 1A1
06/25/36	2.834%	4,184,875	3,461,963
CMO Series 2007-5 Class 2A1
06/25/37	2.486%	1,993,592	1,725,062
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (d)(i)
12/25/34	4.740%	43,073	43,996
VML LLC CMO Series 2014-NPL1 Class A1 (b)(c)(d)(i)
04/25/54	3.875%	1,055,000	1,055,000
WaMu Mortgage Pass-Through Certificates (d)(i)
CMO Series 2003-AR8 Class A
08/25/33	2.390%	1,560,638	1,603,219
CMO Series 2005-AR11 Class A1A
08/25/45	0.475%	3,374,291	3,230,813
CMO Series 2005-AR17 Class A1A1
12/25/45	0.425%	7,977,413	7,571,618
CMO Series 2005-AR19 Class A1A1
12/25/45	0.425%	3,890,860	3,694,828
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.465%	2,194,141	2,037,877
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.445%	2,968,185	2,837,740
CMO Series 2005-AR9 Class A1A
07/25/45	0.475%	2,815,559	2,693,493
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.053%	4,752,818	4,420,529
CMO Series 2006-AR5 Class A12A
06/25/46	1.093%	1,427,344	1,298,165
CMO Series 2007-HY1 Class 4A1
02/25/37	2.363%	3,702,754	3,243,631
CMO Series 2007-HY3 Class 1A1
03/25/37	2.045%	1,475,641	1,245,931
Washington Mutual Mortgage Pass-Through Certificates (d)(i)
CMO Series 2007-OA3 Class 5A
04/25/47	1.913%	2,757,748	2,097,482
CMO Series 2007-OC2 Class A3
06/25/37	0.465%	6,057,126	4,844,568
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1 (d)(i)
10/25/36	2.611%	2,843,363	2,753,567

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Wells Fargo Mortgage-Backed Securities CMO Series 2006-AR2 Class 2A1 (d)(i)
03/25/36	2.615%	$3,247,726	$3,266,891
Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $197,537,023)			$212,808,927

Commercial Mortgage-Backed Securities - Agency 1.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF05 Class A (d)(i)
09/25/21	0.506%	11,825,000	11,825,316
Federal National Mortgage Association (d)(i)
Series 2012-M12 Class 1A
08/25/22	2.935%	8,512,507	8,787,834
Series 2014-M12 Class FA
10/25/21	0.453%	9,356,798	9,401,220
Federal National Mortgage Association (i)
05/01/18	3.840%	2,110,000	2,265,488
09/01/20	3.584%	5,436,966	5,860,261
11/01/20	3.375%	5,243,161	5,603,473
12/01/20	3.523%	5,497,819	5,917,073
12/01/20	3.763%	6,950,334	7,549,052
01/01/21	4.451%	5,603,826	6,247,186
04/01/21	4.378%	5,704,138	6,370,773
05/01/21	4.540%	1,901,699	2,141,850
06/01/21	4.425%	6,876,663	7,640,719
10/01/22	2.646%	6,978,247	7,076,563
Total Commercial Mortgage-Backed Securities - Agency (Cost: $86,639,076)			$86,686,808

Commercial Mortgage-Backed Securities - Non-Agency 4.3%
Banc of America Commercial Mortgage Trust Series 2007-4 Class AM (d)(i)
02/10/51	6.014%	2,300,000	2,524,197
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (d)(i)
09/10/47	5.348%	5,641,651	5,777,655
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (d)(i)
05/15/46	5.959%	4,452,623	4,865,488
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class AS (i)
04/10/46	3.422%	2,200,000	2,238,724
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)(i)
Series 2005-CD1 Class A4
07/15/44	5.400%	784,529	799,814
Series 2007-AMFX Class CD4
12/11/49	5.366%	3,225,000	3,372,357

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Commercial Mortgage Trust (b)(d)(i)
Series 2013-CR8 Class B
06/10/46	4.101%	$5,500,000	$5,720,610
Commercial Mortgage Trust (d)(i)
Series 2014-LC17 Class B
10/10/47	4.490%	1,100,000	1,177,550
Commercial Mortgage Trust (i)
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,245,724
Credit Suisse Commercial Mortgage Trust (d)(i)
Series 2007-C2 Class A1A
01/15/49	5.526%	5,333,853	5,687,952
Series 2007-C3 Class A4
06/15/39	5.892%	1,738,381	1,869,502
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)(d)(i)
09/18/39	5.467%	1,300,281	1,360,791
DBRR Trust Series 2013-EZ2 Class A (b)(d)(i)
02/25/45	0.853%	1,743,203	1,743,097
DBUBS Mortgage Trust Series 2011-LC3A Class A2 (i)
08/10/44	3.642%	8,075,000	8,370,933
FREMF Mortgage Trust (b)(c)(d)(i)
Series 2014-K717 Class B
11/25/47	3.630%	2,400,000	2,416,628
FREMF Mortgage Trust (b)(d)(i)
Series 2014-K714 Class B
01/25/47	3.988%	1,000,000	1,035,188
GE Capital Commercial Mortgage Corp. (d)(i)
Series 2005-C1 Class A5
06/10/48	4.772%	169,377	169,773
Series 2005-C3 Class A7B
07/10/45	5.035%	720,000	733,147
GS Mortgage Securities Trust (d)(i)
Series 2007-GG10 Class AM
08/10/45	5.990%	8,045,000	8,247,396
Series 2014-GC24 Class B
09/10/47	4.640%	1,725,000	1,843,365
General Electric Capital Assurance Co. (b)(d)(i)
Series 2003-1 Class A4
05/12/35	5.254%	352,429	358,625
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	1,919,629
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 (i)
03/10/39	5.444%	1,885,000	2,020,635
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class B (i)
11/15/45	4.927%	4,400,000	4,853,587
JPMorgan Chase Commercial Mortgage Securities Trust (b)(i)
Series 2011-A3 Class C4
07/15/46	4.106%	8,745,000	9,408,877
Series 2011-C3 Class A3
02/15/46	4.388%	7,715,000	8,363,215
JPMorgan Chase Commercial Mortgage Securities Trust (d)(i)

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	$496,866	$501,783
Series 2005-LDP5 Class A3
12/15/44	5.433%	3,908,981	3,909,946
Series 2006-LDP6 Class ASB
04/15/43	5.490%	751,531	756,980
JPMorgan Chase Commercial Mortgage Securities Trust (i)
Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	4,710,706
Series 2005-LDP2 Class A3
07/15/42	4.697%	45,758	45,884
Series 2006-LDP9 Class AM
05/15/47	5.372%	4,245,000	4,416,774
LB Commercial Mortgage Trust Series 2007-C3 Class AM (d)(i)
07/15/44	6.101%	1,415,000	1,552,481
LB-UBS Commercial Mortgage Trust (d)(i)
Series 2006-C4 Class AM
06/15/38	6.049%	700,000	747,090
LB-UBS Commercial Mortgage Trust (i)
Series 2006-C1 Class A4
02/15/31	5.156%	1,161,576	1,196,734
Series 2007-C2 Class A3
02/15/40	5.430%	5,647,567	6,095,560
Merrill Lynch/Countrywide Commercial Mortgage Trust (d)(i)
Series 2007-6 Class A4
03/12/51	5.485%	6,385,000	6,906,361
Series 2007-8 Class A3
08/12/49	6.078%	5,075,000	5,558,911
Morgan Stanley Capital I Trust (d)(i)
Series 2007-IQ16 Class AM
12/12/49	6.292%	3,000,000	3,329,217
Morgan Stanley Capital I Trust (i)
Series 2007-A2 Class IQ14
04/15/49	5.610%	7,709,532	7,759,744
Morgan Stanley Re-Remic Trust (b)(d)(i)
Series 2009-GG10 Class A4A
08/12/45	5.990%	1,836,888	1,987,825
Series 2009-GG10 Class A4B
08/12/45	5.990%	1,770,000	1,917,568
Series 2010-GG10 Class A4A
08/15/45	5.990%	172,884	187,089
Series 2010-GG10 Class A4B
08/15/45	5.990%	1,410,000	1,527,555
ORES NPL LLC Series 2014-LV3 Class A (b)(i)
03/27/24	3.000%	2,037,594	2,037,644
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)(i)
09/15/24	2.750%	1,547,309	1,547,810
Rialto Real Estate Fund LP (b)(i)
Series 2013-LT3 Class A
06/20/28	2.500%	272,964	272,964
Series 2014-LT5 Class A
05/15/24	2.850%	755,729	755,667

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (d)(i)
08/15/39	5.559%	$160,127	$161,115
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS (i)
04/10/46	3.469%	800,000	811,438
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (b)(i)
01/10/45	5.154%	3,600,000	4,083,682
VFC LLC Series 2014-2 Class A (b)(i)
07/20/30	2.750%	539,805	539,825
WF-RBS Commercial Mortgage Trust (b)(i)
Series 2011-A3 Class C4
06/15/44	4.394%	6,491,000	7,058,235
WF-RBS Commercial Mortgage Trust (c)(d)(i)
Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,725,176
WF-RBS Commercial Mortgage Trust (i)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,191,314
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,810,475
Series 2012-C7 Class A2
06/15/45	3.431%	3,995,000	4,193,852
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,932,707
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,502,502
Series 2014-C24 Class A5
11/15/47	3.607%	900,000	936,419
Wachovia Bank Commercial Mortgage Trust (d)(i)
Series 2005-C20 Class A7
07/15/42	5.118%	4,174,377	4,235,382
Series 2006-C23 Class A4
01/15/45	5.418%	3,820,919	3,933,812
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,702,160
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A4 (d)(i)
07/15/46	4.218%	5,090,000	5,572,754
Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $197,898,133)			$196,237,600

Asset-Backed Securities - Agency 1.4%
Small Business Administration Participation Certificates
Series 2012-20C Class 1
03/01/32	2.510%	498,861	498,385
Series 2012-20G Class 1
07/01/32	2.380%	455,940	452,910
Series 2012-20I Class 1
09/01/32	2.200%	1,404,762	1,377,957
Series 2012-20J Class 1

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
10/01/32	2.180%	$11,657,809	$11,452,713
Series 2012-20L Class 1
12/01/32	1.930%	621,828	601,397
Series 2013-20A Class 1
01/01/33	2.130%	1,225,929	1,197,327
Series 2013-20B Class 1
02/01/33	2.210%	5,064,270	4,962,824
Series 2013-20C Class 1
03/01/33	2.220%	3,960,334	3,892,042
Series 2013-20D Class 1
04/01/33	2.080%	4,462,341	4,328,846
Series 2013-20E Class 1
05/01/33	2.070%	1,779,259	1,733,778
Series 2013-20F Class 1
06/01/33	2.450%	2,485,098	2,456,804
Series 2013-20G Class 1
07/01/33	3.150%	291,174	301,103
Series 2013-20K Class 1
11/01/33	3.380%	1,496,988	1,558,603
Series 2013-20L Class 1
12/01/33	3.380%	3,026,715	3,166,834
Series 2014-1 Class 20H
08/01/34	2.880%	8,015,000	8,206,331
Series 2014-20B Class 1
02/01/34	3.230%	1,488,490	1,540,761
Series 2014-20C Class 1
03/01/34	3.210%	2,647,206	2,722,466
Series 2014-20D Class 1
04/01/34	3.110%	4,142,755	4,243,976
Series 2014-20E Class 1
05/01/34	3.000%	2,845,389	2,905,294
Series 2014-20F Class 1
06/01/34	2.990%	2,060,000	2,105,309
Series 2014-20G Class 1
07/01/34	2.870%	1,650,000	1,683,783
Series 2014-20K Class 1
11/01/34	2.800%	625,000	631,588
Total Asset-Backed Securities - Agency (Cost: $61,459,777)			$62,021,031

Asset-Backed Securities - Non-Agency 8.0%
A Voce CLO Ltd. (b)(d)
Series 2014-1A Class A1B
07/15/26	1.693%	2,770,000	2,751,563
Series 2014-1A Class A2A
07/15/26	2.234%	2,625,000	2,561,611
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	760,000	759,897
ARI Fleet Lease Trust (b)(d)
Series 2012-A Class A
03/15/20	0.705%	884,824	885,410
Academic Loan Funding Trust Series 2012-1A Class A2 (b)(d)
12/27/44	1.255%	3,500,000	3,523,202

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Access Group, Inc. Series 2005-2 Class A3 (d)
11/22/24	0.413%	$1,546,633	$1,536,395
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,198,925
Ally Master Owner Trust (d)
Series 2014-2 Class A
01/16/18	0.525%	1,825,000	1,825,763
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2B (d)
10/10/17	0.436%	2,945,000	2,944,173
American Express Credit Account Master Trust
Series 2013-3 Class A
05/15/19	0.980%	2,715,000	2,721,146
Series 2014-3 Class A
04/15/20	1.490%	1,175,000	1,182,693
Apidos CLO XVIII Series 2014-18A Class A1 (b)(d)
07/22/26	1.646%	4,550,000	4,512,212
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(d)
04/20/23	1.081%	1,780,959	1,764,235
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W2 Class A2B1 (d)
10/25/35	0.355%	1,120,675	1,117,743
Asset-Backed Funding Certificates Trust Series 2005-WF1 Class A2C (d)
12/25/34	0.465%	9,090,651	9,069,343
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2006-A4 Class HE1 (d)
01/25/36	0.452%	3,230,000	2,863,586
BA Credit Card Trust Series 2014-A2 Class A (d)
09/16/19	0.425%	2,350,000	2,349,325
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	2,605,000	2,608,207
Beacon Container Finance LLC Series 2012-1A Class A (b)
09/20/27	3.720%	2,353,042	2,392,183
Brazos Higher Education Authority Series 2005-1 Class 1A3 (d)
09/26/22	0.344%	2,486,099	2,475,090
CIT Education Loan Trust Series 2007-1 Class B (b)(d)
06/25/42	0.534%	1,188,437	1,082,773
CWABS Asset-Backed Certificates Trust Series 2005-1 Class MV3 (d)
07/25/35	0.632%	3,505,000	3,476,136

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Cabela’s Master Credit Card Trust Series 2014-1 Class A (d)
03/16/20	0.505%	$540,000	$539,516
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	755,000	755,078
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	8,215,000	8,221,878
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (b)(d)
07/27/26	1.569%	3,700,000	3,686,639
Carlyle Global Market Strategies Series 2012-2AR Class A1R (b)(d)
07/20/23	1.531%	3,620,000	3,619,500
Carrington Mortgage Loan Trust Series 2006-NC3 Class A3 (d)
08/25/36	0.305%	3,800,000	2,328,036
Chase Issuance Trust Series 2014-A3 Class A3 (d)
05/15/18	0.355%	5,225,000	5,226,260
Chesapeake Funding LLC (b)(d)
Series 2011-2A Class A
04/07/24	1.406%	1,012,684	1,020,421
Series 2012-2A Class A
05/07/24	0.606%	824,859	826,123
Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	9,065,000	9,140,928
Series 2014-A8 Class A8
04/09/20	1.730%	4,900,000	4,939,773
Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3 (d)
06/25/37	5.667%	14,654	14,628
Countrywide Home Equity Loan Trust (d)
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	618,357	610,692
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	839,029	832,692
Credit-Based Asset Servicing and Securitization LLC (d)
Series 2005-CB7 Class AF3
11/25/35	4.085%	2,198,820	2,179,497
Series 2007-CB1 Class AF3
01/25/37	4.120%	5,140,435	2,782,003
Cronos Containers Program I Ltd. Series 2012-2A Class A (b)
09/18/27	3.810%	2,350,000	2,350,218
Crown Castle Towers LLC Senior Secured (b)
01/15/37	5.495%	2,000,000	2,126,392
Dryden Senior Loan Fund Series 2014-33A Class B (b)(d)
07/15/26	2.223%	3,800,000	3,729,366

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (b)(d)
03/25/36	1.505%	$2,700,000	$2,767,922
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (b)(d)
04/26/32	0.955%	4,650,000	4,634,470
Educational Funding of the South, Inc. Series 2011-1 Class A2 (d)
04/25/35	0.884%	5,936,484	5,918,883
Educational Services of America, Inc. Series 2012-2 Class A (b)(d)
04/25/39	0.885%	2,693,573	2,696,424
First Franklin Mortgage Loan Trust (d)
Series 2006-FF18 Class A2D
12/25/37	0.365%	4,887,826	3,246,592
Series 2007-FF2 Class A2B
03/25/37	0.252%	7,027,332	4,419,721
Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	3,800,000	3,799,690
GE Business Loan Trust (b)(d)
Series 2004-1 Class A
05/15/32	0.445%	1,153,197	1,116,609
Series 2004-2A Class A
12/15/32	0.375%	865,657	844,215
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (d)
07/20/19	0.535%	2,770,000	2,769,948
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	1,160,000	1,160,274
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	860,000	860,078
Global SC Finance II SRL Series 2014-A2 Class 1A (b)
07/17/29	3.090%	5,229,667	5,185,524
Goal Capital Funding Trust Series 2006-1 Class B (d)
08/25/42	0.683%	1,520,996	1,377,933
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (b)(d)
04/19/26	1.681%	5,500,000	5,469,337
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	1,525,000	1,526,085
HSBC Home Equity Loan Trust Series 2007-3 Class APT (d)
11/20/36	1.355%	4,367,375	4,364,038
Henderson Receivables LLC (b)
Series 2013-3A Class A
01/17/73	4.080%	2,845,173	3,031,476
Series 2014-2A Class A
01/17/73	3.610%	3,424,700	3,457,320

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Hertz Fleet Lease Funding LP Series 2013-3 Class A (b)(d)
12/10/27	0.706%	$2,315,000	$2,318,387
Higher Education Funding I Series 2014-1 Class A (b)(d)
05/25/34	1.283%	4,058,969	4,073,722
Honda Auto Receivables Owner Trust Series 2013-4 Class A3
09/18/17	0.690%	835,000	835,350
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (b)(d)
05/15/18	0.505%	3,370,000	3,377,419
Invitation Homes Trust Series 2014-SFR1 Class C (b)(d)
06/17/31	2.255%	1,750,000	1,712,171
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 (d)
11/25/36	0.282%	2,309,752	2,297,626
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	2,245,000	2,244,425
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	4,730,000	4,733,255
Mid-State Capital Corp. Trust Series 2006-1 Class A (b)
10/15/40	5.787%	1,579,419	1,661,997
Mid-State Trust VII Series 7 Class A
10/15/36	6.340%	2,073,877	2,176,519
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (d)
07/20/43	1.205%	3,000,000	2,976,672
Mountain View CLO III Ltd. Series 2007-3A Class A1 (b)(d)
04/16/21	0.444%	5,825,517	5,803,770
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (d)
04/25/37	0.405%	7,509,000	5,851,966
Navient Student Loan Trust (d)
Series 2014-A Class 2
03/25/43	0.795%	9,163,470	9,121,715
Series 2014-A Class 3
03/25/43	0.775%	9,166,546	9,112,118
Series 2014-A Class 4
03/25/43	0.775%	4,214,200	4,189,246
Nelnet Student Loan Trust (b)(d)
Series 2012-5A Class A
10/27/36	0.755%	3,268,536	3,259,116
Series 2014-2A Class A1
06/25/21	0.435%	2,495,103	2,495,100
Series 2014-4A Class A2
11/25/43	1.105%	4,210,000	4,226,894
Nelnet Student Loan Trust (d)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2008-3 Class A4
11/25/24	1.883%	$6,570,000	$6,879,408
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	750,135	750,439
Newcastle Mortgage Securities Trust Series 2006-1 Class A3 (d)
03/25/36	0.335%	333,903	332,395
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,700,000	1,701,907
OZLM VII Ltd. (b)(d)
Series 2014-7A Class A1B
07/17/26	1.745%	3,600,000	3,587,378
Series 2014-7A Class A2A
07/17/26	2.305%	2,025,000	1,975,892
Oak Hill Credit Partners X Ltd. (b)(d)
Series 2014-10A Class A
07/20/26	1.701%	3,355,000	3,350,075
Series 2014-10A Class B
07/20/26	2.354%	3,850,000	3,779,795
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(d)
11/14/26	1.556%	3,635,000	3,637,152
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF1 Class M2 (d)
12/25/34	1.175%	2,054,913	2,056,746
Residential Asset Mortgage Products Trust Series 2006-RS3 Class A3 (d)
05/25/36	0.355%	780,385	759,245
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (d)
10/25/35	0.505%	2,248,557	2,192,388
SLC Student Loan Trust Series 2006-2 Class A5 (d)
09/15/26	0.334%	4,000,000	3,934,808
SLM Private Education Loan Trust Series 2013-B Class A2B (b)(d)
06/17/30	1.255%	1,200,000	1,213,948
SLM Student Loan Trust (b)(d)
Series 2003-12 Class A5
09/15/22	0.514%	7,373,937	7,369,004
SLM Student Loan Trust (d)
Series 2004-8 Class B
01/25/40	0.694%	754,230	688,352
Series 2005-4 Class A3
01/25/27	0.354%	8,595,000	8,373,937
Series 2007-6 Class B
04/27/43	1.084%	1,086,717	1,000,861
Series 2008-2 Class B
01/25/29	1.434%	1,165,000	1,079,621
Series 2008-3 Class B
04/25/29	1.434%	1,165,000	1,086,068
Series 2008-4 Class A4

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
07/25/22	1.884%	$4,250,000	$4,467,324
Series 2008-4 Class B
04/25/29	2.084%	1,165,000	1,174,770
Series 2008-5 Class B
07/25/29	2.084%	1,165,000	1,194,960
Series 2008-6 Class B
07/25/29	2.084%	1,165,000	1,164,993
Series 2008-7 Class B
07/25/29	2.084%	1,165,000	1,170,047
Series 2008-8 Class B
10/25/29	2.484%	1,165,000	1,229,061
Series 2008-9 Class B
10/25/29	2.484%	1,165,000	1,234,419
Series 2011-1 Class A2
10/25/34	1.305%	3,285,000	3,390,609
Series 2012-7 Class A3
05/26/26	0.805%	4,000,000	3,980,728
Series 2013-A Class 2
09/25/26	0.605%	8,768,906	8,703,893
Series 2014-2 Class A1
07/25/19	0.405%	1,780,755	1,778,653
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	1,349,000	1,353,896
SMART Trust (d)
Series 2013-1US Class A3B
09/14/16	0.603%	485,735	485,435
Santander Drive Auto Receivables Trust (d)
Series 2014-2 Class A2B
07/17/17	0.475%	2,044,367	2,044,367
Series 2014-3 Class A2B
08/15/17	0.435%	1,295,000	1,295,000
Scholar Funding Trust Series 2011-A Class A (b)(d)
10/28/43	1.133%	1,282,181	1,287,461
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(d)
05/25/54	2.981%	742,514	736,040
Seneca Park CLO Ltd. Series 2014-1A Class B1 (b)(d)
07/17/26	2.174%	1,075,000	1,041,568
SpringCastle America Funding LLC Series 2014-AA Class A (b)
05/25/23	2.700%	2,584,465	2,587,029
Structured Asset Investment Loan Trust Series 2005-8 Class A4 (d)
10/25/35	0.515%	3,573,573	3,495,629
Symphony CLO Ltd. Series 2014-14A Class B1 (b)(d)
07/14/26	2.280%	2,040,000	1,990,554
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(d)
01/15/24	0.981%	3,525,208	3,475,094
TAL Advantage I LLC Series 2006-1A (b)(d)
04/20/21	0.345%	658,750	653,484

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	$1,033,769	$1,032,876
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	2,865,000	2,865,196
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(d)
06/25/54	3.125%	912,113	911,074
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	3,510,000	3,503,248
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (d)
01/25/37	0.305%	6,538,508	3,801,704
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	1,180,000	1,179,859
World Financial Network Credit Card Master Trust Series 2014-A Class A (d)
12/15/19	0.535%	1,880,000	1,880,713
Total Asset-Backed Securities - Non-Agency (Cost: $354,584,606)			$362,504,361

Inflation-Indexed Bonds 2.6%
United States 2.6%
U.S. Treasury Inflation-Indexed Bond
04/15/15	0.500%	2,745,800	2,730,569
04/15/16	0.125%	18,649,717	18,772,097
04/15/17	0.125%	45,674,465	46,248,958
01/15/22	0.125%	6,309,720	6,236,767
01/15/24	0.625%	12,241,080	12,454,344
07/15/24	0.125%	7,548,147	7,351,186
02/15/44	1.375%	21,063,900	23,413,831
Total			117,207,752
Total Inflation-Indexed Bonds (Cost: $116,907,351)			$117,207,752

U.S. Treasury Obligations 15.2%
U.S. Treasury
05/31/16	1.750%	1,200,000	1,226,531
08/31/16	0.500%	90,110,000	90,300,042
09/15/16	0.875%	22,580,000	22,768,746
05/15/17	0.875%	15,835,000	15,904,278
06/15/17	0.875%	7,900,000	7,925,922
07/15/17	0.875%	2,000,000	2,005,782
09/15/17	1.000%	12,699,900	12,763,399
09/30/19	1.000%	9,000,000	8,791,173
10/31/19	1.250%	18,400,000	18,191,565
10/31/19	1.500%	34,859,900	34,857,181
01/31/21	2.125%	11,465,000	11,687,134
10/31/21	2.000%	22,605,000	22,748,044

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/24	2.500%	$500,000	$514,102
08/15/24	2.375%	134,220,000	136,380,137
11/15/24	2.250%	58,969,000	59,263,845
02/15/36	4.500%	2,700,000	3,504,727
05/15/43	2.875%	9,900,000	9,814,922
11/15/43	3.750%	13,500,000	15,735,937
05/15/44	3.375%	1,890,000	2,060,542
08/15/44	3.125%	41,677,400	43,377,046
U.S. Treasury (l)
07/31/16	0.500%	88,396,300	88,651,854
04/30/17	0.875%	70,000,000	70,339,080
U.S. Treasury (m)
STRIPS
05/15/43	0.000%	28,474,000	11,965,601
Total U.S. Treasury Obligations (Cost: $679,844,830)			$690,777,590

U.S. Government & Agency Obligations 1.4%
Federal Farm Credit Banks
10/22/25	2.730%	3,855,000	3,749,130
Federal Home Loan Banks (d)
05/26/28	0.750%	8,870,000	8,871,739
Federal National Mortgage Association
02/12/18	8.950%	9,612,000	11,940,997
Residual Funding Corp. (m)
STRIPS
10/15/19	0.000%	19,334,000	17,670,599
10/15/20	0.000%	4,625,000	4,104,873
01/15/21	0.000%	5,236,000	4,593,773
STRIPS Senior Unsecured
07/15/20	0.000%	16,812,000	14,981,241
Total U.S. Government & Agency Obligations (Cost: $65,550,716)			$65,912,352

Foreign Government Obligations(a)(n) 1.6%
Argentina —%
Provincia de Buenos Aires
Senior Unsecured
09/14/18	9.375%	225,000	203,625
01/26/21	10.875%	400,000	376,000
Total			579,625
Armenia —%
Republic of Armenia Senior Unsecured (b)
09/30/20	6.000%	200,000	205,000
Bahrain —%
Bahrain Government International Bond (b)
09/19/44	6.000%	400,000	408,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)
Bolivia —%
Bolivian Government International Bond Senior Unsecured (b)
10/29/22	4.875%	$200,000	$205,750
Brazil 0.3%
Brazilian Government International Bond
Senior Unsecured
01/17/17	6.000%	4,000,000	4,366,000
01/20/34	8.250%	773,000	1,074,470
01/07/41	5.625%	1,882,000	2,043,156
Caixa Economica Federal Subordinated Notes (b)(d)
07/23/24	7.250%	200,000	200,500
Petrobras Global Finance BV
05/20/23	4.375%	2,500,000	2,308,900
Petrobras International Finance Co. SA
01/27/41	6.750%	1,820,000	1,782,497
Total			11,775,523
Chile —%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	730,000	703,538
Codelco Senior Unsecured (b)
07/17/22	3.000%	200,000	193,936
Empresa Nacional del Petroleo Senior Unsecured (b)
08/10/20	5.250%	100,000	106,291
Total			1,003,765
China —%
Bank of China Ltd. Subordinated Notes (b)
11/13/24	5.000%	200,000	203,863
Sinopec Group Overseas Development 2013 Ltd. (b)
10/17/23	4.375%	200,000	211,745
Total			415,608
Colombia 0.1%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	2,631,000	3,160,230
Corporación Andina de Fomento
06/15/22	4.375%	400,000	433,238
Senior Unsecured
06/04/19	8.125%	1,400,000	1,739,489
Total			5,332,957

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)
Croatia 0.1%
Croatia Government International Bond
Senior Unsecured
01/26/24	6.000%	$300,000		$325,500
Croatia Government International Bond (b)
Senior Unsecured
01/26/24	6.000%		1,700,000	1,844,500
Hrvatska Elektroprivreda Senior Unsecured
11/09/17	6.000%		200,000	209,950
Total				2,379,950
Denmark 0.1%
Danske Bank A/S (d)
12/31/49	5.750%	EUR	4,044,000	5,135,750
Dominican Republic —%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		150,000	150,750
Dominican Republic International Bond Senior Unsecured
05/06/21	7.500%		100,000	112,600
Total				263,350
Egypt —%
Egypt Government International Bond Senior Unsecured
04/30/40	6.875%		300,000	318,750
El Salvador —%
El Salvador Government International Bond
Senior Unsecured
01/30/25	5.875%		50,000	50,313
El Salvador Government International Bond (b)
01/18/27	6.375%		215,000	220,912
Total				271,225
France 0.2%
Electricite de France SA (b)
Senior Unsecured
01/27/40	5.600%		1,500,000	1,773,170
Electricite de France SA (b)(d)
Subordinated Notes
12/31/49	5.250%		3,541,000	3,669,361
Electricite de France (b)(d)
12/31/49	5.625%		2,700,000	2,889,000
Total				8,331,531

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)
Ghana —%
Republic of Ghana Senior Unsecured
10/04/17	8.500%	$220,000	$231,550
Hungary —%
Hungary Government International Bond
Senior Unsecured
02/19/18	4.125%	70,000	72,989
03/29/21	6.375%	546,000	629,554
Total			702,543
Iceland —%
Iceland Government International Bond
06/16/16	4.875%	100,000	104,617
Indonesia —%
Indonesia Government International Bond
Senior Unsecured
01/17/18	6.875%	100,000	113,250
03/04/19	11.625%	200,000	269,000
PT Pertamina Persero Senior Unsecured (b)
05/20/23	4.300%	200,000	197,500
Total			579,750
Italy —%
Republic of Italy Senior Unsecured
09/27/23	6.875%	1,270,000	1,617,083
Ivory Coast —%
Ivory Coast Government International Bond Senior Unsecured (b)
07/23/24	5.375%	200,000	193,750
Kazakhstan —%
KazMunayGas National Co. JSC Senior Unsecured (b)
04/30/23	4.400%	200,000	193,500
Kenya —%
Kenya Government International Bond (b)
06/24/19	5.875%	400,000	413,000
06/24/24	6.875%	200,000	213,800
Total			626,800
Mexico 0.2%
Mexico Government International Bond
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)
Mexico (continued)
03/19/19	5.950%	$220,000	$251,570
01/15/20	5.125%	200,000	223,600
03/15/22	3.625%	2,380,000	2,458,540
03/08/44	4.750%	620,000	639,685
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,778,930
Petroleos Mexicanos
07/18/18	3.500%	55,000	57,049
05/03/19	8.000%	300,000	359,160
Total			10,768,534
Pakistan —%
Pakistan Government International Bond (b)(c)
12/03/19	6.750%	200,000	200,000
Peru —%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%	150,000	199,500
Philippines —%
Philippine Government International Bond Senior Unsecured
10/23/34	6.375%	100,000	133,375
Power Sector Assets & Liabilities Management Corp.
05/27/19	7.250%	200,000	239,500
Total			372,875
Qatar —%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	1,371,000	1,564,654
Romania —%
Romanian Government International Bond Senior Unsecured (b)
01/22/24	4.875%	18,000	19,440
Russian Federation 0.1%
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
11/27/23	6.000%	200,000	182,000
Gazprom OAO Via Gaz Capital SA Senior Unsecured
07/19/22	4.950%	1,000,000	888,750
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
07/25/18	5.100%	200,000	186,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)
Russian Federation (continued)
Russian Foreign Bond - Eurobond Senior Unsecured
04/04/22	4.500%	$1,400,000	$1,328,530
VTB Bank OJSC/Capital SA Subordinated Notes (b)
10/17/22	6.950%	200,000	171,000
Total			2,756,280
Sri Lanka —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	192,600
Supra-National —%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%	500,000	521,960
Trinidad and Tobago —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
05/08/22	6.000%	156,250	163,477
Turkey 0.1%
Export Credit Bank of Turkey Senior Unsecured (b)
09/23/21	5.000%	200,000	206,500
Turkey Government International Bond
Senior Unsecured
09/26/16	7.000%	200,000	218,500
01/14/41	6.000%	2,715,000	3,117,363
Turkiye Vakiflar Bankasi Tao Senior Unsecured (b)
04/15/18	3.750%	200,000	199,600
Total			3,741,963
United Arab Emirates —%
ADCB Finance (Cayman) Ltd.
03/06/23	4.500%	200,000	205,500
DP World Ltd. Senior Unsecured (b)
07/02/37	6.850%	100,000	115,000
Emirate of Dubai Government Bonds Senior Unsecured
01/30/43	5.250%	200,000	193,000
Total			513,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(n) (continued)
United Kingdom 0.2%
Lloyds Banking Group PLC (d)
12/31/49	7.500%	$6,601,000	$6,782,527
Venezuela 0.1%
Petroleos de Venezuela SA
11/02/17	8.500%	3,000,000	2,100,000
Venezuela Government International Bond Senior Unsecured
03/31/38	7.000%	730,000	359,890
Total			2,459,890
Vietnam 0.1%
Vietnam Government International Bond Senior Unsecured (b)
11/19/24	4.800%	2,000,000	2,040,000
Total Foreign Government Obligations (Cost: $73,140,839)			$73,173,577

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.9%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds-Taxable Series 2009
07/01/34	5.750%	655,000	815,691
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
11/01/21	5.700%	350,000	414,047
03/01/40	7.625%	800,000	1,207,104
Taxable-Various Purpose
Series 2010
03/01/19	6.200%	2,700,000	3,150,792
Total			5,587,634
Florida —%
State Board of Administration Finance Corp. Revenue Bonds Series 2013A
07/01/16	1.298%	1,290,000	1,302,797

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Illinois 0.3%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	$425,000	$551,365
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/28	3.350%	2,500,000	2,445,500
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/21	6.200%	1,000,000	1,097,290
Taxable Build America Bonds
Series 2010
02/01/35	6.630%	4,265,000	4,700,968
Taxable Pension
Series 2003
06/01/18	4.350%	4,000,000	4,167,600
06/01/33	5.100%	1,500,000	1,469,955
Total			14,432,678
Kentucky 0.1%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	4,846,695	4,989,382
New York 0.1%
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	2,650,000	2,767,925
Ohio 0.1%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B
01/01/35	4.532%	2,160,000	2,329,365
Puerto Rico 0.1%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (o)
07/01/35	8.000%	760,000	651,715
Puerto Rico Sales Tax Financing Corp. (o)
Revenue Bonds
1st Subordinated Series 2009A-1
08/01/43	5.250%	705,000	505,739
1st Subordinated Series 2009B

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Puerto Rico (continued)
08/01/44	6.500%	$285,000	$232,275
1st Subordinated Series 2010C
08/01/41	5.250%	1,600,000	1,164,064
Total			2,553,793
Texas 0.1%
City of Houston Refunding Limited General Obligation Bonds Taxable Pension Obligation Series 2009A
03/01/32	6.290%	5,415,000	6,789,273
Total Municipal Bonds (Cost: $39,557,182)			$40,752,847

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.7%
Banking 0.6%
Citigroup Capital XIII (d)
10/30/40	7.875%	390,095	$10,388,230
HSBC Holdings PLC
12/31/49	8.000%	46,285	1,230,718
M&T Bank Corp. (d)
12/31/49	6.375%	435	452,726
12/31/49	6.375%	3,105	3,149,650
PNC Financial Services Group, Inc. (The) (d)
12/31/49	6.125%	63,880	1,756,700
State Street Corp. (d)
12/31/49	5.900%	54,555	1,427,159
U.S. Bancorp (d)
12/31/49	6.500%	148,950	4,414,878
Wells Fargo & Co. (d)
12/31/49	5.850%	136,410	3,520,742
Total			26,340,803
Building Materials —%
Stanley Black & Decker, Inc.
07/25/52	5.750%	60,250	1,538,785
Property & Casualty 0.1%
Allstate Corp. (The) (d)
01/15/53	5.100%	88,905	2,274,190
Total Preferred Debt (Cost: $30,149,153)			$30,153,778

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (d)(p)
02/01/20	3.750%	$88,738	$87,467
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (d)(p)
07/31/21	4.250%	30,000	29,569
Total			117,036
Construction Machinery —%
North American Lifting Holdings, Inc. 1st Lien Term Loan (d)(p)
11/27/20	5.500%	1,489,311	1,476,279
Electric 0.1%
Calpine Corp. Term Loan (d)(p)
04/01/18	4.000%	2,980,739	2,976,089
Environmental —%
STI Infrastructure SARL Term Loan (d)(p)
08/22/20	6.250%	990,000	976,388
Food and Beverage 0.3%
HJ Heinz Co. (d)(p)
Tranche B-1 Term Loan
06/07/19	3.250%	6,208,045	6,177,004
Tranche B-2 Term Loan
06/05/20	3.500%	4,829,407	4,824,868
Total			11,001,872
Gaming 0.1%
Golden Nugget, Inc. (d)(p)
Term Loan
11/21/19	5.500%	297,750	299,486
11/21/19	5.500%	694,750	698,801
Twin River Management Group, Inc. Term Loan (d)(p)
07/10/20	5.250%	1,496,250	1,503,731
Total			2,502,018
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(p)
03/20/20	8.500%	90,000	88,650

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
CHS/Community Health Systems, Inc. Tranche D Term Loan (d)(p)
01/27/21	4.250%	$42,678	$42,744
ConvaTec, Inc. Term Loan (d)(p)
12/22/16	4.000%	39,954	39,880
U.S. Renal Care, Inc. (d)(p)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	290,250	290,250
2nd Lien Term Loan
01/03/20	10.250%	193,000	193,965
United Surgical Partners International, Inc. Tranche B Term Loan (d)(p)
04/03/19	4.750%	73,219	73,188
Total			728,677
Independent Energy 0.1%
EMG Utica LLC Term Loan (d)(p)
03/27/20	4.750%	1,500,000	1,488,750
MEG Energy Corp. Term Loan (d)(p)
03/31/20	3.750%	1,484,739	1,439,573
Total			2,928,323
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (d)(p)
12/28/20	6.250%	36,000	36,180
Metals —%
Murray Energy Corp. Term Loan (d)(p)
12/05/19	5.250%	1,492,500	1,487,530
Midstream —%
Power Buyer LLC (d)(p)
1st Lien Term Loan
05/06/20	4.250%	70,283	68,350
05/06/20	4.250%	1,319,599	1,283,310
Total			1,351,660
Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (d)(p)
07/25/21	5.500%	1,496,250	1,386,530

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry —%
Gim Channelview Cogen LLC Tranche B Term Loan (d)(p)
05/08/20	4.250%	$902,167	$899,911
Northeast Wind Capital II Tranche B Term Loan (d)(p)
11/13/20	5.000%	468,381	475,407
Total			1,375,318
Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (d)(p)
08/21/20	5.750%	148,000	149,233
Technology 0.1%
Applied Systems, Inc. (d)(p)
1st Lien Term Loan
01/25/21	4.250%	12,903	12,838
2nd Lien Term Loan
01/24/22	7.500%	15,000	15,013
First Data Corp. Tranche B-1 Term Loan (d)(p)
09/24/18	3.733%	1,500,000	1,479,060
TIBCO Software, Inc. Tranche B Term Loan (c)(d)(p)
11/04/20	6.500%	158,000	154,709
eResearch Technology, Inc. Term Loan (d)(p)
05/02/18	6.000%	1,209,730	1,208,218
Total			2,869,838
Transportation Services —%
OSG International, Inc. Term Loan (d)(p)
08/05/19	5.750%	1,496,250	1,488,769
Wirelines —%
Level 3 Financing, Inc. Tranche B-3 Term Loan (d)(p)
08/01/19	4.000%	1,500,000	1,496,625
Total Senior Loans (Cost: $34,702,987)			$34,348,365

Issuer	Shares	Value

Common Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Lone Pine Resources Canada Ltd. (f)(h)(q)	3,118	$3,866
Lone Pine Resources, Inc., Class A (f)(g)(h)(q)	3,118	—
Total		3,866
TOTAL ENERGY		3,866
Total Common Stocks (Cost: $7,499)		$3,866

	Shares	Value

Exchange-Traded Funds 0.1%
iShares JP Morgan USD Emerging Markets Bond ETF	43,000	4,893,400
Total Exchange-Traded Funds (Cost: $4,906,324)		$4,893,400

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.7%
UNITED STATES 0.7%
U.S. Treasury Bills
12/26/14	0.020%	$32,775,000	$32,774,429
U.S. Treasury Bills (l)
12/04/14	0.010%	41,000	41,000
03/12/15	0.020%	898,000	897,944
03/19/15	0.020%	76,000	75,994
Total			33,789,367
Total Treasury Bills (Cost: $33,789,074)			$33,789,367

		Shares	Value

Money Market Funds 6.7%
Columbia Short-Term Cash Fund, 0.104% (r)(s)		303,021,693	$303,021,693
Total Money Market Funds (Cost: $303,021,693)			$303,021,693
Total Investments
(Cost: $4,793,399,917) (t)			$4,877,505,098(u	)
Other Assets & Liabilities, Net			(325,861,043)
Net Assets			$4,551,644,055

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	12/08/2014	7,246,000 EUR	9,079,455 USD	69,127	—

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $6,270,790 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO 90 DAY	85	USD	20,896,188	12/2016	104,970	—
US 2YR NOTE	521	USD	114,172,268	03/2015	129,609	—
US 5YR NOTE	269	USD	32,143,399	03/2015	135,052	—
US 10YR NOTE	66	USD	8,385,094	03/2015	65,355	—
US ULTRA T-BOND	592	USD	95,201,000	03/2015	1,888,242	—
Total					2,323,228	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO 90 DAY	(85)	USD	(20,754,875)	12/2017	—	(119,192)
EURO-BOBL	(59)	EUR	(9,408,876)	12/2014	—	(43,353)
US 10YR NOTE	(2,113)	USD	(268,450,057)	03/2015	—	(2,815,858)
US LONG BOND	(548)	USD	(78,158,500)	03/2015	—	(1,296,969)
US ULTRA T-BOND	(16)	USD	(2,573,000)	03/2015	—	(52,285)
Total					—	(4,327,657)

Credit Default Swap Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $1,117,000 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $479,000 were received from broker as collateral to cover open credit default swap contracts.

At November 30, 2014, securities totaling $7,844,111 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	12/20/2019	1.000	4,590,000	(43,471)	19,739	(8,670)	—	(32,402)
Barclays	Toll Brothers, Inc.	09/20/2019	1.000	3,390,000	54,399	(93,904)	(6,403)	—	(45,908)
Citibank	Campbell Soup Co.	09/20/2019	1.000	1,835,000	(39,235)	27,742	(3,466)	—	(14,959)
Citibank	Campbell Soup Co.	12/20/2019	1.000	1,770,000	(36,902)	34,278	(3,343)	—	(5,967)
Citibank	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	3,710,000	298,115	(270,630)	(7,008)	20,477	—
Citibank	H.J. Heinz Company	09/20/2018	1.000	2,970,000	21,453	(71,877)	(5,610)	—	(56,034)
Citibank	Marriott International, Inc.	12/20/2019	1.000	1,105,000	(30,727)	26,397	(2,087)	—	(6,417)
Citibank	Marriott International, Inc.	12/20/2019	1.000	5,485,000	(152,520)	146,812	(10,361)	—	(16,069)
Citibank	McDonald’s Corp.	12/20/2019	1.000	3,430,000	(103,920)	123,108	(6,479)	12,709	—
Citibank	Morgan Stanley	12/20/2019	1.000	6,760,000	(69,623)	65,000	(12,769)	—	(17,392)
Citibank	Nordstrom, Inc.	09/20/2019	1.000	1,835,000	(47,649)	35,014	(3,466)	—	(16,101)
Citibank	Safeway, Inc.	12/20/2019	1.000	2,845,000	309,439	(355,904)	(5,374)	—	(51,839)
Citibank	Safeway, Inc.	12/20/2019	1.000	1,685,000	183,270	(194,071)	(3,183)	—	(13,984)
Citibank	Telecom Italia SPA	09/20/2019	1.000	1,280,000	41,669	(52,864)	(2,418)	—	(13,613)
Goldman Sachs International	Bank of America Corp.	12/20/2019	1.000	11,455,000	(180,574)	150,535	(21,637)	—	(51,676)
Goldman Sachs International	Barclays Bank, PLC	12/20/2019	1.000	8,270,000	(203,460)	186,294	(15,621)	—	(32,787)
Goldman Sachs International	Beazer Homes USA, Inc.	12/20/2019	5.000	2,780,000	(122,300)	50,535	(26,256)	—	(98,021)
Goldman Sachs International	Cardinal Health, Inc.	09/20/2019	1.000	1,835,000	(64,039)	52,855	(3,466)	—	(14,650)
Goldman Sachs International	CDX Emerging Markets Index 22-V1	12/20/2019	1.000	3,710,000	298,115	(268,826)	(7,008)	22,281	—
Goldman Sachs International	Citigroup, Inc.	09/20/2019	1.000	6,495,000	(106,908)	95,317	(12,268)	—	(23,859)
Goldman Sachs International	Citigroup, Inc.	12/20/2019	1.000	6,265,000	(101,933)	53,686	(11,834)	—	(60,081)
Goldman Sachs International	Costco Wholesale Corp.	09/20/2019	1.000	1,835,000	(71,507)	66,927	(3,466)	—	(8,046)
Goldman Sachs International	D.R. Horton, Inc.	09/20/2019	1.000	3,685,000	64,533	(189,941)	(6,961)	—	(132,369)
Goldman Sachs International	H.J. Heinz Company	12/20/2018	1.000	4,625,000	45,457	(100,948)	(8,736)	—	(64,227)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	13,205,000	(506,790)	450,023	(24,943)	—	(81,710)
Goldman Sachs International	Home Depot, Inc.	12/20/2019	1.000	4,410,000	(169,250)	156,049	(8,330)	—	(21,531)
Goldman Sachs International	Nucor Corp.	12/20/2019	1.000	4,415,000	(87,651)	85,469	(8,339)	—	(10,521)
Goldman Sachs International	Safeway, Inc.	12/20/2019	1.000	1,725,000	187,621	(234,961)	(3,258)	—	(50,598)
Goldman Sachs International	Textron, Inc.	12/20/2019	1.000	6,840,000	(75,543)	35,717	(12,920)	—	(52,746)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Toll Brothers, Inc.	09/20/2019	1.000	7,075,000	113,531	(195,978)	(13,364)	—	(95,811)
JPMorgan	Barclays Bank, PLC	12/20/2019	1.000	1,000,000	(8,240)	(21,805)	(1,889)	—	(31,934)
JPMorgan	Baxter International, Inc.	09/20/2019	1.000	1,835,000	(67,361)	61,980	(3,466)	—	(8,847)
JPMorgan	Campbell Soup Co.	09/20/2019	1.000	2,780,000	(59,441)	33,075	(5,251)	—	(31,617)
JPMorgan	CDX Emerging Markets Index 22-V1	10/20/2019	1.000	5,380,000	432,308	(392,452)	(10,162)	29,694	—
JPMorgan	D.R. Horton, Inc.	12/20/2019	1.000	12,205,000	261,039	(668,162)	(23,054)	—	(430,177)
JPMorgan	Humana, Inc.	09/20/2019	1.000	1,835,000	(39,788)	38,885	(3,466)	—	(4,369)
JPMorgan	L Brands, Inc.	09/20/2019	1.000	6,915,000	104,546	(167,918)	(13,062)		(76,434)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	09/20/2019	1.000	1,835,000	(32,491)	34,155	(3,466)	—	(1,802)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	12/20/2019	1.000	3,540,000	(59,343)	58,126	(6,687)	—	(7,904)
JPMorgan	WellPoint, Inc.	09/20/2019	1.000	1,835,000	(50,948)	47,105	(3,466)	—	(7,309)
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/2019	1.000	8,895,000	(93,714)	93,368	(16,802)	—	(17,148)
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/2019	1.000	4,620,000	(43,755)	22,040	(8,727)	—	(30,442)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/2019	5.000	75,362,000	(983,932)	—	(711,752)	—	(1,695,684)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/2019	1.000	181,231,666	(540,201)	—	(342,326)	—	(882,527)
Total								85,161	(4,315,512)

*Centrally cleared swap contract.

Interest Rate Swap Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $362,743 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.169	11/14/2017	USD	47,735,000	—	(164,189)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.487	11/14/2024	USD	15,530,363	255,807	—
Total							255,807	(164,189)

*Centrally cleared swap contract.

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $598,430,421 or 13.15% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $64,658, which represents less than 0.01% of net assets.

(f)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $3,253,638, which represents 0.07% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Lone Pine Resources Canada Ltd.
Senior Unsecured
02/15/17 10.375%	02-05-2014	—
Lone Pine Resources Canada Ltd.	02-05-2014	7,499
Lone Pine Resources, Inc., Class A	02-05-2014	—
RALI Trust
CMO IO Series 2006-QS18 Class 1AV
12/25/36 0.409%	05-04-2012	1,189,634
RALI Trust
CMO IO Series 2006-QS9 Class 1AV
07/25/36 0.618%	05-09-2012	926,877
RALI Trust
CMO IO Series 2007-QS1 Class 2AV
01/25/37 0.173%	05-07-2012	549,497

(g)	Negligible market value.
(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $3,477,616, which represents 0.08% of net assets.

(i)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(k)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.
(l)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(m)	Zero coupon bond.
(n)	Principal and interest may not be guaranteed by the government.
(o)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2014, the value of these securities amounted to $2,553,793 or 0.06% of net assets.

(p)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(q)	Non-income producing.
(r)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(s)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	321,626,587	351,829,346	(370,434,240)	303,021,693	76,926	303,021,693

(t)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $4,793,400,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$104,666,000
Unrealized Depreciation	(20,561,000)
Net Unrealized Appreciation	$84,105,000

(u)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR	Euro
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	32,263,655	7,824,840		40,088,495
Integrated Energy		24,841,955	—	(a)	24,841,955
All Other Industries	—	1,548,809,592	—		1,548,809,592
Residential Mortgage-Backed Securities - Agency	3,829,218	945,642,524	—		949,471,742
Residential Mortgage-Backed Securities - Non-Agency	—	188,201,712	24,607,215		212,808,927
Commercial Mortgage-Backed Securities - Agency	—	86,686,808	—		86,686,808
Commercial Mortgage-Backed Securities - Non-Agency	—	192,496,363	3,741,237		196,237,600
Asset-Backed Securities - Agency	—	62,021,031	—		62,021,031
Asset-Backed Securities - Non-Agency	—	362,504,361	—		362,504,361
Inflation-Indexed Bonds	—	114,477,183	—		114,477,183
U.S. Treasury Obligations	678,811,989	11,965,601	—		690,777,590
U.S. Government & Agency Obligations	—	65,912,352	—		65,912,352
Foreign Government Obligations	—	73,173,577	—		73,173,577
Municipal Bonds	—	40,752,847	—		40,752,847
Preferred Debt	30,153,778	—	—		30,153,778
Total Bonds	712,794,985	3,749,749,561	36,173,292		4,498,717,838
Short-Term Securities
Inflation-Indexed Bonds	—	2,730,569	—		2,730,569
Treasury Bills	33,789,367	—	—		33,789,367
Total Short-Term Securities	33,789,367	2,730,569	—		36,519,936
Other
Senior Loans
Healthcare	—	204,582	524,095		728,677
Lodging	—	—	36,180		36,180
All Other Industries	—	32,208,190	1,375,318		33,583,508
Total Other	—	32,412,772	1,935,593		34,348,365
Equity Securities
Common Stocks
Energy	—	—	3,866		3,866
Exchange-Traded Funds	4,893,400	—	—		4,893,400
Total Equity Securities	4,893,400	—	3,866		4,897,266
Mutual Funds
Money Market Funds	303,021,693	—	—		303,021,693
Total Mutual Funds	303,021,693	—	—		303,021,693
Investments in Securities	1,054,499,445	3,784,892,902	38,112,751		4,877,505,098
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	69,127	—		69,127
Futures Contracts	2,323,228	—	—		2,323,228
Swap Contracts	—	340,968	—		340,968
Liabilities
Futures Contracts	(4,327,657)	—	—		(4,327,657)
Swap Contracts	—	(4,479,701)	—		(4,479,701)
Total	1,052,495,016	3,780,823,296	38,112,751		4,871,431,063

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants.

Certain corporate bonds, senior loans, residential mortgage backed securities, commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
3,700,000	330,440	330,440	3,700,000

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 12.0%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	76,500	$1,632,510
Dorman Products, Inc. (a)	101,275	4,793,346
Motorcar Parts of America, Inc. (a)	28,995	978,581
Tenneco, Inc. (a)	34,000	1,847,900
Tower International, Inc. (a)	145,660	3,718,700
Total		12,971,037
Automobiles 0.4%
Thor Industries, Inc.	39,661	2,330,480
Diversified Consumer Services 0.9%
2U, Inc. (a)	64,364	1,163,701
Grand Canyon Education, Inc. (a)	68,500	3,128,395
K12, Inc. (a)	39,978	459,747
Nord Anglia Education, Inc. (a)	90,000	1,489,500
Total		6,241,343
Hotels, Restaurants & Leisure 2.0%
Dave & Buster’s Entertainment, Inc. (a)	27,000	618,840
Del Frisco’s Restaurant Group, Inc. (a)	66,000	1,466,520
Domino’s Pizza, Inc.	13,371	1,254,868
Fiesta Restaurant Group, Inc. (a)	20,887	1,170,925
Jack in the Box, Inc.	14,914	1,111,093
La Quinta Holdings, Inc. (a)	50,837	1,119,431
Panera Bread Co., Class A (a)	6,138	1,027,501
Popeyes Louisiana Kitchen, Inc. (a)	21,761	1,202,078
Sonic Corp.	124,421	3,383,007
Vail Resorts, Inc.	9,824	860,976
Total		13,215,239
Household Durables 0.8%
Helen of Troy Ltd. (a)	28,500	1,842,810
KB Home	75,300	1,323,021
La-Z-Boy, Inc.	42,113	1,094,517
Standard Pacific Corp. (a)	166,700	1,258,585
Total		5,518,933
Leisure Products 0.2%
Nautilus, Inc. (a)	95,282	1,222,468
Media 1.6%
AMC Entertainment Holdings, Inc., Class A	41,494	1,087,973
Entravision Communications Corp., Class A	536,708	3,467,134
Gray Television, Inc. (a)	315,250	3,275,447

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)

Media (continued)

Morningstar, Inc.	18,700	$1,248,038
New Media Investment Group, Inc.	61,592	1,251,549
Total		10,330,141
Multiline Retail 0.2%
Big Lots, Inc.	24,375	1,238,250
Specialty Retail 3.1%
American Eagle Outfitters, Inc.	113,000	1,593,300
Cato Corp. (The), Class A	75,035	3,010,404
Chico’s FAS, Inc.	110,378	1,751,699
Christopher & Banks Corp. (a)	55,400	401,096
Finish Line, Inc., Class A (The)	126,570	3,612,308
Genesco, Inc. (a)	12,228	994,992
Hibbett Sports, Inc. (a)	48,400	2,428,228
Kirkland’s, Inc. (a)	127,984	2,779,813
Neff Corp. Class A (a)	78,715	1,161,046
Office Depot, Inc. (a)	174,457	1,156,650
Sonic Automotive, Inc., Class A	42,500	1,096,075
TravelCenters of America LLC (a)	98,000	916,300
Total		20,901,911
Textiles, Apparel & Luxury Goods 0.9%
Carter’s, Inc.	13,457	1,119,757
Columbia Sportswear Co.	24,805	1,117,465
G-III Apparel Group Ltd. (a)	12,862	1,138,158
Skechers U.S.A., Inc., Class A (a)	47,416	2,911,817
Total		6,287,197
TOTAL CONSUMER DISCRETIONARY		80,256,999
CONSUMER STAPLES 0.8%
Food & Staples Retailing 0.4%
Weis Markets, Inc.	51,123	2,357,793
Food Products 0.4%
Cal-Maine Foods, Inc.	19,668	823,696
TreeHouse Foods, Inc. (a)	23,500	1,902,325
Total		2,726,021
TOTAL CONSUMER STAPLES		5,083,814
ENERGY 3.0%
Energy Equipment & Services 1.0%
Helix Energy Solutions Group, Inc. (a)	154,610	3,535,931
Precision Drilling Corp.	229,531	1,478,179
Profire Energy, Inc. (a)	195,000	651,300

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Energy Equipment & Services (continued)

Tesco Corp.	77,000	$1,084,930
Total		6,750,340
Oil, Gas & Consumable Fuels 2.0%
Bill Barrett Corp. (a)	113,868	1,153,483
Contango Oil & Gas Co. (a)	68,000	2,299,080
Delek U.S. Holdings, Inc.	33,000	986,700
Goodrich Petroleum Corp. (a)	74,000	447,700
Gulfport Energy Corp. (a)	27,000	1,288,710
Matador Resources Co. (a)	141,750	2,493,383
Parsley Energy, Inc., Class A (a)	87,000	1,099,680
PDC Energy, Inc. (a)	75,344	2,223,401
SemGroup Corp., Class A	14,075	1,041,409
Total		13,033,546
TOTAL ENERGY		19,783,886
FINANCIALS 21.5%
Banks 8.0%
Ameris Bancorp	85,351	2,146,578
Associated Banc-Corp.	172,933	3,195,802
Capital Bank Financial Corp. Class A (a)	43,232	1,095,931
Community Bank System, Inc.	54,000	1,997,460
First Horizon National Corp.	82,783	1,056,311
First Midwest Bancorp, Inc.	170,612	2,854,339
FirstMerit Corp.	70,000	1,252,300
Hancock Holding Co.	87,632	2,866,443
Independent Bank Corp.	49,000	1,941,870
National Penn Bancshares, Inc.	250,726	2,557,405
Old National Bancorp	192,584	2,734,693
PacWest Bancorp	31,548	1,466,982
PrivateBancorp, Inc.	60,000	1,887,000
Prosperity Bancshares, Inc.	32,000	1,797,760
Renasant Corp.	66,000	1,859,880
Sandy Spring Bancorp, Inc.	172,917	4,110,237
Sterling Bancorp	155,000	2,073,900
Susquehanna Bancshares, Inc.	110,000	1,448,700
Texas Capital Bancshares, Inc. (a)	26,000	1,433,380
Umpqua Holdings Corp.	105,000	1,783,950
Union Bankshares Corp.	69,900	1,610,496
Webster Financial Corp.	73,443	2,311,251
WesBanco, Inc.	77,972	2,589,450
Western Alliance Bancorp (a)	80,000	2,114,400
Wilshire Bancorp, Inc.	150,000	1,437,000
Wintrust Financial Corp.	35,000	1,564,150
Total		53,187,668

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Capital Markets 2.1%
Apollo Investment Corp.	106,585	$878,260
GAMCO Investors, Inc., Class A	47,387	4,082,864
Janus Capital Group, Inc.	70,221	1,103,874
Medley Capital Corp.	108,742	1,213,561
Piper Jaffray Companies (a)	53,317	3,060,396
Triplepoint Venture Growth BDC Corp.	35,307	510,892
Westwood Holdings Group, Inc.	58,300	3,474,097
Total		14,323,944
Consumer Finance 0.3%
Green Dot Corp., Class A (a)	48,731	1,072,569
Springleaf Holdings, Inc. (a)	31,758	1,259,205
Total		2,331,774
Diversified Financial Services 0.2%
PHH Corp. (a)	48,800	1,130,208
Insurance 3.2%
American Equity Investment Life Holding Co.	165,392	4,465,584
AMERISAFE, Inc.	51,000	2,126,190
Amtrust Financial Services, Inc.	34,500	1,770,540
Argo Group International Holdings Ltd.	35,000	1,975,400
CNO Financial Group, Inc.	98,000	1,699,320
Crawford & Co., Class B	185,485	1,663,800
First American Financial Corp.	62,748	2,008,564
Hilltop Holdings, Inc. (a)	72,000	1,467,360
Symetra Financial Corp.	86,700	1,964,622
United Fire Group, Inc.	72,200	2,012,214
Total		21,153,594
Real Estate Investment Trusts (REITs) 5.5%
American Assets Trust, Inc.	61,000	2,397,300
BioMed Realty Trust, Inc.	126,180	2,706,561
Brandywine Realty Trust	82,500	1,275,450
Chatham Lodging Trust	45,000	1,204,200
Colony Financial, Inc.	157,646	3,870,209
Cousins Properties, Inc.	225,246	2,757,011
CubeSmart	87,000	1,873,980
First Industrial Realty Trust, Inc.	48,700	966,695
Geo Group, Inc. (The)	30,000	1,208,700
Hersha Hospitality Trust	445,414	3,300,518
Highwoods Properties, Inc.	34,000	1,467,440
Kilroy Realty Corp.	27,000	1,854,360
Kite Realty Group Trust	100,551	2,743,031
LaSalle Hotel Properties	46,000	1,857,020

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	36,000	$841,320
PennyMac Mortgage Investment Trust	13,822	299,523
QTS Realty Trust Inc., Class A	41,000	1,333,320
RLJ Lodging Trust	52,000	1,712,360
Sun Communities, Inc.	47,920	2,822,009
Total		36,491,007
Real Estate Management & Development 0.4%
Kennedy-Wilson Holdings, Inc.	107,165	2,785,218
Thrifts & Mortgage Finance 1.8%
EverBank Financial Corp.	90,000	1,695,600
MGIC Investment Corp. (a)	85,000	791,350
Provident Financial Services, Inc.	156,656	2,707,016
Radian Group, Inc.	332,625	5,671,256
Tree.com, Inc. (a)	23,561	1,066,371
Total		11,931,593
TOTAL FINANCIALS		143,335,006
HEALTH CARE 17.5%
Biotechnology 4.2%
Achillion Pharmaceuticals, Inc. (a)	82,420	1,060,745
Agios Pharmaceuticals, Inc. (a)	11,536	1,162,944
AMAG Pharmaceuticals, Inc. (a)	39,013	1,451,284
Amicus Therapeutics, Inc. (a)	182,689	1,448,724
BioCryst Pharmaceuticals, Inc. (a)	82,575	892,636
Celldex Therapeutics, Inc. (a)	50,113	1,016,292
Cepheid (a)	28,590	1,574,737
Dyax Corp. (a)	85,838	1,205,166
Enanta Pharmaceuticals, Inc. (a)	24,756	1,162,047
Esperion Therapeutics, Inc. (a)	39,648	1,254,066
Exact Sciences Corp. (a)	38,316	951,003
Ligand Pharmaceuticals, Inc. (a)	35,450	1,908,983
Merrimack Pharmaceuticals, Inc. (a)	130,859	1,198,668
Novavax, Inc. (a)	229,857	1,227,436
Ophthotech Corp. (a)	25,869	1,116,247
Progenics Pharmaceuticals, Inc. (a)	184,990	1,287,530
PTC Therapeutics, Inc. (a)	24,790	1,109,353
Puma Biotechnology, Inc. (a)	4,620	1,048,832
Receptos, Inc. (a)	14,827	2,006,093
Repligen Corp. (a)	121,000	2,767,270
TG Therapeutics, Inc. (a)	99,464	1,484,003
Total		28,334,059

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 4.2%
Abaxis, Inc.	25,825	$1,482,355
ABIOMED, Inc. (a)	32,758	1,163,564
Align Technology, Inc. (a)	62,000	3,527,800
Cantel Medical Corp.	111,350	4,848,179
Cynosure Inc., Class A (a)	39,889	1,099,740
DexCom, Inc. (a)	20,310	1,045,153
Globus Medical, Inc., Class A (a)	56,000	1,290,240
LDR Holding Corp. (a)	38,997	1,272,472
Neogen Corp. (a)	119,687	5,303,331
NuVasive, Inc. (a)	23,727	1,042,327
STERIS Corp.	22,178	1,413,847
Syneron Medical Ltd. (a)	207,521	2,133,316
Vascular Solutions, Inc. (a)	44,407	1,142,148
Zeltiq Aesthetics, Inc. (a)	38,535	1,054,703
Total		27,819,175
Health Care Providers & Services 3.6%
Acadia Healthcare Co., Inc. (a)	17,814	1,104,646
Adeptus Health, Inc., Class A (a)	35,706	1,086,891
Amsurg Corp. (a)	21,714	1,119,791
Brookdale Senior Living, Inc. (a)	30,065	1,064,902
Community Health Systems, Inc. (a)	24,753	1,165,371
Health Net, Inc. (a)	23,558	1,210,410
Healthways, Inc. (a)	82,000	1,277,560
Kindred Healthcare, Inc.	146,657	2,917,008
LHC Group, Inc. (a)	50,000	1,175,500
LifePoint Hospitals, Inc. (a)	24,000	1,660,560
Molina Healthcare, Inc. (a)	48,950	2,502,324
National Research Corp., Class A (a)	107,600	1,523,616
National Research Corp., Class B (a)	41,879	1,416,557
PharMerica Corp. (a)	72,000	1,570,320
RadNet, Inc. (a)	124,599	1,049,124
VCA, Inc. (a)	48,500	2,295,505
Total		24,140,085
Health Care Technology 2.2%
HealthStream, Inc. (a)	175,225	5,020,196
MedAssets, Inc. (a)	54,000	1,044,360
Medidata Solutions, Inc. (a)	51,475	2,198,497
Omnicell, Inc. (a)	191,929	6,180,114
Total		14,443,167
Life Sciences Tools & Services 0.5%
Bio-Techne Corp.	15,700	1,438,277
ICON PLC (a)	39,337	2,184,777
Total		3,623,054

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Pharmaceuticals 2.8%
Aerie Pharmaceuticals, Inc. (a)	40,938	$1,079,535
Akorn, Inc. (a)	31,036	1,243,613
ANI Pharmaceuticals, Inc (a)	19,105	1,033,772
AVANIR Pharmaceuticals, Inc. (a)	110,019	1,641,483
BioDelivery Sciences International, Inc. (a)	78,277	1,201,552
Catalent, Inc. (a)	82,000	2,360,780
Depomed, Inc. (a)	71,538	1,108,124
Impax Laboratories, Inc. (a)	34,315	1,096,364
Omeros Corp. (a)	68,672	1,533,446
Pacira Pharmaceuticals, Inc. (a)	15,456	1,451,782
Pernix Therapeutics Holdings, Inc. (a)	98,554	1,022,005
Phibro Animal Health Corp., Class A	34,849	1,064,985
Tetraphase Pharmaceuticals, Inc. (a)	58,121	1,534,394
ZS Pharma, Inc. (a)	28,274	1,214,651
Total		18,586,486
TOTAL HEALTH CARE		116,946,026
INDUSTRIALS 14.3%
Aerospace & Defense 0.3%
Astronics Corp. (a)	22,655	1,110,548
Taser International, Inc. (a)	55,319	1,188,252
Total		2,298,800
Air Freight & Logistics 0.2%
XPO Logistics, Inc. (a)	35,225	1,362,503
Airlines 0.6%
Alaska Air Group, Inc.	32,000	1,888,960
Spirit Airlines, Inc. (a)	19,123	1,581,281
Virgin America, Inc. (a)	14,846	559,397
Total		4,029,638
Building Products 1.8%
AAON, Inc.	224,750	4,656,820
Apogee Enterprises, Inc.	26,731	1,209,043
Patrick Industries, Inc. (a)	22,969	1,024,188
Simpson Manufacturing Co., Inc.	106,225	3,526,670
Trex Co., Inc. (a)	34,841	1,468,200
Total		11,884,921
Commercial Services & Supplies 1.6%
Deluxe Corp.	37,500	2,191,875
G&K Services, Inc., Class A	16,596	1,080,400
Healthcare Services Group, Inc.	51,000	1,538,160
Rollins, Inc.	71,950	2,340,533
Steelcase, Inc., Class A	154,171	2,701,076

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Commercial Services & Supplies (continued)

United Stationers, Inc.	25,000	$1,026,500
Total		10,878,544
Construction & Engineering 1.0%
EMCOR Group, Inc.	117,740	5,104,029
Tutor Perini Corp. (a)	49,000	1,237,250
Total		6,341,279
Electrical Equipment 0.4%
Acuity Brands, Inc.	8,500	1,174,700
Power Solutions International, Inc. (a)	19,284	1,265,995
Total		2,440,695
Industrial Conglomerates 0.6%
Raven Industries, Inc.	166,000	3,735,000
Machinery 3.7%
FreightCar America, Inc.	34,815	1,007,198
Global Brass & Copper Holdings, Inc.	140,740	1,724,065
Greenbrier Companies, Inc. (The)	18,935	1,050,514
ITT Corp.	25,176	1,042,286
LB Foster Co., Class A	78,379	3,632,867
Mueller Industries, Inc.	79,452	2,606,820
Proto Labs, Inc. (a)	61,950	4,020,555
Standex International Corp.	14,136	1,031,504
Sun Hydraulics Corp.	124,600	5,017,642
Trinity Industries, Inc.	39,000	1,250,340
Wabash National Corp. (a)	125,000	1,348,750
Woodward, Inc.	23,846	1,232,361
Total		24,964,902
Professional Services 2.0%
Acacia Research Corp.	68,025	1,293,835
Advisory Board Co. (The) (a)	79,460	3,384,996
Korn/Ferry International (a)	97,832	2,656,139
Navigant Consulting, Inc. (a)	105,000	1,470,000
TriNet Group, Inc. (a)	37,547	1,188,738
TrueBlue, Inc. (a)	146,721	3,367,247
Total		13,360,955
Road & Rail 2.0%
Heartland Express, Inc.	83,142	2,205,757
Old Dominion Freight Line, Inc. (a)	71,574	5,800,357
Swift Transportation Co. (a)	182,840	5,315,159
Total		13,321,273
Trading Companies & Distributors 0.1%
United Rentals, Inc. (a)	7,300	827,163

Issuer	Shares	Value

Common Stocks (continued)

TOTAL INDUSTRIALS		95,445,673
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 0.9%

Arris Group, Inc. (a)	34,494	$1,026,886
Aruba Networks, Inc. (a)	60,126	1,124,958
Calix, Inc. (a)	102,489	1,086,383
Comtech Telecommunications Corp.	28,191	1,118,901
Infinera Corp. (a)	102,147	1,392,264
Total		5,749,392
Electronic Equipment, Instruments & Components 1.7%
Anixter International, Inc.	35,010	3,042,369
CDW Corp.	25,427	891,979
FARO Technologies, Inc. (a)	53,700	2,949,741
Insight Enterprises, Inc. (a)	28,000	656,040
Mesa Laboratories, Inc.	34,367	2,533,192
Rogers Corp. (a)	16,300	1,154,366
Total		11,227,687
Internet Software & Services 3.8%
CoStar Group, Inc. (a)	22,125	3,767,002
Endurance International Group Holdings, Inc. (a)	174,375	2,898,113
IntraLinks Holdings, Inc. (a)	105,479	1,147,612
Marketo, Inc. (a)	32,498	1,038,636
NIC, Inc.	172,000	3,099,440
Saba Software, Inc. (a)	97,000	1,324,050
SciQuest, Inc. (a)	141,750	2,113,493
SPS Commerce, Inc. (a)	70,000	4,079,600
Stamps.com, Inc. (a)	105,250	4,973,062
TrueCar, Inc. (a)	46,219	885,556
Total		25,326,564
IT Services 0.8%
MAXIMUS, Inc.	20,369	1,067,132
Sykes Enterprises, Inc. (a)	104,215	2,414,661
Unisys Corp. (a)	32,800	876,416
VeriFone Systems, Inc. (a)	37,891	1,351,193
Total		5,709,402
Semiconductors & Semiconductor Equipment 3.2%
Cavium, Inc. (a)	18,038	1,020,951
Entegris, Inc. (a)	109,317	1,472,500
Fairchild Semiconductor International, Inc. (a)	85,000	1,371,050
Formfactor, Inc. (a)	133,881	1,076,403
Integrated Device Technology, Inc. (a)	162,953	3,040,703
Integrated Silicon Solution	82,000	1,186,540

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Semiconductors & Semiconductor Equipment (continued)
IXYS Corp.	104,900	$1,199,007
Kulicke & Soffa Industries, Inc. (a)	135,000	1,887,300
M/A-COM Technology Solutions Holdings, Inc. (a)	44,703	1,109,976
Micrel, Inc.	94,000	1,226,700
NVE Corp. (a)	30,050	2,120,929
SunEdison, Inc. (a)	135,362	2,930,587
Synaptics, Inc. (a)	12,771	804,445
Tessera Technologies, Inc.	33,669	1,150,806
Total		21,597,897
Software 7.6%
ACI Worldwide, Inc. (a)	198,500	3,860,825
Advent Software, Inc.	109,375	3,448,594
AVG Technologies NV (a)	131,313	2,578,987
Barracuda Networks, Inc. (a)	31,573	1,134,418
Blackbaud, Inc.	84,075	3,568,143
Bottomline Technologies de, Inc. (a)	157,000	3,849,640
Cadence Design Systems, Inc. (a)	58,033	1,095,083
Callidus Software, Inc. (a)	69,094	1,103,431
Exa Corp. (a)	125,157	1,382,985
FleetMatics Group PLC (a)	115,000	4,046,850
Imperva, Inc. (a)	32,923	1,400,544
Mentor Graphics Corp.	65,200	1,448,092
MicroStrategy, Inc., Class A (a)	6,664	1,144,475
Netscout Systems, Inc. (a)	56,083	2,139,567
PROS Holdings, Inc. (a)	130,850	3,742,310
PTC, Inc. (a)	80,487	3,144,627
QLIK Technologies, Inc. (a)	35,053	1,080,684
Synchronoss Technologies, Inc. (a)	24,322	1,041,711
Tableau Software, Inc., Class A (a)	12,885	1,080,794
TubeMogul, Inc. (a)	59,714	953,035
Tyler Technologies, Inc. (a)	44,325	4,812,809
VASCO Data Security International, Inc. (a)	41,020	1,222,396
Verint Systems, Inc. (a)	18,065	1,087,332
Total		50,367,332
Technology Hardware, Storage & Peripherals 0.7%
Electronics for Imaging, Inc. (a)	18,767	834,193
Stratasys Ltd. (a)	23,000	2,345,310
Super Micro Computer, Inc. (a)	40,366	1,343,381
Total		4,522,884
TOTAL INFORMATION TECHNOLOGY		124,501,158

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 6.1%
Chemicals 2.2%
A. Schulman, Inc.	60,100	$2,299,426
Axiall Corp.	27,000	1,168,560
Balchem Corp.	90,339	5,872,035
Cytec Industries, Inc.	48,410	2,328,521
Ferro Corp. (a)	70,893	912,393
Minerals Technologies, Inc.	15,138	1,123,694
Orion Engineered Carbons SA (a)	56,413	957,893
Total		14,662,522
Construction Materials 0.2%
US Concrete, Inc. (a)	38,714	1,092,509
Containers & Packaging 0.5%
Berry Plastics Corp. (a)	56,339	1,630,451
Greif, Inc., Class A	38,211	1,675,552
Total		3,306,003
Metals & Mining 1.7%
AK Steel Holding Corp. (a)	130,000	769,600
Carpenter Technology Corp.	19,000	957,980
Century Aluminum Co. (a)	38,312	1,059,327
Constellium NV (a)	66,000	1,039,500
Horsehead Holding Corp. (a)	69,160	1,080,279
Kaiser Aluminum Corp.	30,869	2,246,646
Materion Corp.	47,300	1,644,621
Steel Dynamics, Inc.	63,849	1,439,156
Worthington Industries, Inc.	38,300	1,444,293
Total		11,681,402
Paper & Forest Products 1.5%
Boise Cascade Co. (a)	74,123	2,645,450
Clearwater Paper Corp. (a)	57,253	3,793,584
KapStone Paper and Packaging Corp. (a)	48,000	1,433,760
Neenah Paper, Inc.	34,500	1,974,780
Total		9,847,574
TOTAL MATERIALS		40,590,010

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%

Iridium Communications, Inc. (a)	112,002	$1,069,619
TOTAL TELECOMMUNICATION SERVICES		1,069,619
UTILITIES 2.9%
Electric Utilities 0.8%
Portland General Electric Co.	91,140	3,360,332
UIL Holdings Corp.	43,000	1,711,400
Total		5,071,732
Gas Utilities 0.7%
New Jersey Resources Corp.	34,000	1,968,600
South Jersey Industries, Inc.	24,362	1,390,583
Southwest Gas Corp.	25,000	1,447,250
Total		4,806,433
Independent Power and Renewable Electricity Producers 0.1%
TerraForm Power, Inc., Class A (a)	10,651	353,081
Multi-Utilities 1.3%
Avista Corp.	162,341	5,592,647
Vectren Corp.	76,062	3,362,701
Total		8,955,348
TOTAL UTILITIES		19,186,594
Total Common Stocks (Cost: $544,810,521)		$646,198,785

	Shares	Value

Money Market Funds 2.5%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	16,812,755	$16,812,755
Total Money Market Funds (Cost: $16,812,755)		$16,812,755
Total Investments
(Cost: $561,623,276) (d)		$663,011,540(e)
Other Assets & Liabilities, Net		3,416,786
Net Assets		$666,428,326

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,307,999	60,672,419	(61,167,663)	16,812,755	4,738	16,812,755

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $561,623,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$118,243,000
Unrealized Depreciation	(16,855,000)
Net Unrealized Appreciation	$101,388,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	80,256,999	—	—	80,256,999
Consumer Staples	5,083,814	—	—	5,083,814
Energy	19,783,886	—	—	19,783,886
Financials	143,335,006	—	—	143,335,006
Health Care	116,946,026	—	—	116,946,026
Industrials	95,445,673	—	—	95,445,673
Information Technology	124,501,158	—	—	124,501,158
Materials	40,590,010	—	—	40,590,010
Telecommunication Services	1,069,619	—	—	1,069,619
Utilities	19,186,594	—	—	19,186,594
Total Equity Securities	646,198,785	—	—	646,198,785
Mutual Funds
Money Market Funds	16,812,755	—	—	16,812,755
Total Mutual Funds	16,812,755	—	—	16,812,755
Total	663,011,540	—	—	663,011,540

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Balanced Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 61.2%
CONSUMER DISCRETIONARY 8.2%
Auto Components 0.9%
Delphi Automotive PLC	271,200	$19,784,040
Hotels, Restaurants & Leisure 1.4%
Aramark	284,765	8,656,856
Hilton Worldwide Holdings, Inc. (a)	460,269	12,068,253
Las Vegas Sands Corp.	138,190	8,801,321
Wynn Resorts Ltd.	15,961	2,850,794
Total		32,377,224
Household Durables 0.3%
Mohawk Industries, Inc. (a)	51,584	7,922,787
Internet & Catalog Retail 0.6%
Priceline Group, Inc. (The) (a)	12,550	14,560,384
Media 3.2%
CBS Corp., Class B Non Voting	218,500	11,991,280
Comcast Corp., Class A	727,216	41,480,401
DIRECTV (a)	67,227	5,896,480
Discovery Communications, Inc., Class A (a)	340,386	11,879,471
Viacom, Inc., Class B	41,339	3,126,469
Total		74,374,101
Specialty Retail 1.7%
Cabela’s, Inc. (a)	156,555	8,491,543
Lowe’s Companies, Inc.	322,947	20,613,707
Michaels Companies, Inc. (The) (a)	298,569	7,183,570
Urban Outfitters, Inc. (a)	74,415	2,405,093
Total		38,693,913
Textiles, Apparel & Luxury Goods 0.1%
Ralph Lauren Corp.	17,265	3,192,299
TOTAL CONSUMER DISCRETIONARY		190,904,748
CONSUMER STAPLES 5.5%
Beverages 1.8%
Diageo PLC, ADR	127,909	15,758,389
PepsiCo, Inc.	262,853	26,311,585
Total		42,069,974
Food & Staples Retailing 2.6%
CVS Health Corp.	431,880	39,456,557
Walgreen Co.	312,869	21,465,942
Total		60,922,499

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.1%
Procter & Gamble Co. (The)	283,184	$25,608,329
TOTAL CONSUMER STAPLES		128,600,802
ENERGY 3.6%
Energy Equipment & Services 1.0%
Cameron International Corp. (a)	23,575	1,208,926
Halliburton Co.	492,120	20,767,464
Total		21,976,390
Oil, Gas & Consumable Fuels 2.6%
Canadian Natural Resources Ltd.	359,230	11,955,174
Chevron Corp.	309,541	33,699,729
ConocoPhillips	93,624	6,185,738
Noble Energy, Inc.	197,613	9,718,607
Total		61,559,248
TOTAL ENERGY		83,535,638
FINANCIALS 11.9%
Banks 6.5%
Bank of America Corp.	1,866,879	31,811,618
Citigroup, Inc.	897,672	48,447,358
JPMorgan Chase & Co.	785,333	47,245,633
Wells Fargo & Co.	459,091	25,011,278
Total		152,515,887
Capital Markets 3.0%
BlackRock, Inc.	97,681	35,075,293
Goldman Sachs Group, Inc. (The)	183,400	34,554,394
Total		69,629,687
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B (a)	243,175	36,157,691
Insurance 0.9%
Aon PLC	217,132	20,082,539
TOTAL FINANCIALS		278,385,804
HEALTH CARE 9.9%
Biotechnology 2.0%
Celgene Corp. (a)	292,642	33,270,469
Vertex Pharmaceuticals, Inc. (a)	112,460	13,256,785
Total		46,527,254

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	563,195	$25,067,809
Covidien PLC	304,440	30,748,440
Medtronic, Inc.	471,385	34,821,210
St. Jude Medical, Inc.	177,310	12,049,988
Total		102,687,447
Health Care Providers & Services 1.3%
Cardinal Health, Inc.	182,971	15,038,386
CIGNA Corp.	143,919	14,807,826
Total		29,846,212
Health Care Technology 0.2%
IMS Health Holdings, Inc. (a)	245,735	6,143,375
Pharmaceuticals 2.0%
Johnson & Johnson	224,015	24,249,624
Perrigo Co. PLC	141,980	22,743,776
Total		46,993,400
TOTAL HEALTH CARE		232,197,688
INDUSTRIALS 7.0%
Aerospace & Defense 2.4%
Honeywell International, Inc.	372,118	36,865,730
United Technologies Corp.	169,024	18,606,162
Total		55,471,892
Air Freight & Logistics 0.5%
FedEx Corp.	65,332	11,640,856
Building Products 0.3%
Fortune Brands Home & Security, Inc.	167,077	7,505,099
Commercial Services & Supplies 0.7%
Tyco International PLC	383,201	16,439,323
Electrical Equipment 1.2%
Eaton Corp. PLC	428,791	29,084,894
Industrial Conglomerates 1.0%
General Electric Co.	913,210	24,190,933
Professional Services 0.5%
Dun & Bradstreet Corp. (The)	86,260	10,950,707

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.4%
Kansas City Southern	70,210	$8,350,777
TOTAL INDUSTRIALS		163,634,481
INFORMATION TECHNOLOGY 12.4%
Communications Equipment 0.1%
QUALCOMM, Inc.	35,019	2,552,885
Internet Software & Services 2.3%
Google, Inc., Class A (a)	29,034	15,941,989
Google, Inc., Class C (a)	63,749	34,541,121
Twitter, Inc. (a)	75,715	3,160,344
Total		53,643,454
IT Services 1.2%
MasterCard, Inc., Class A	320,925	28,013,543
Semiconductors & Semiconductor Equipment 1.3%
Broadcom Corp., Class A	328,508	14,168,550
Skyworks Solutions, Inc.	124,928	8,428,892
Xilinx, Inc.	159,275	7,237,456
Total		29,834,898
Software 3.2%
Electronic Arts, Inc. (a)	488,261	21,449,306
Intuit, Inc.	193,455	18,159,621
Microsoft Corp.	761,229	36,394,358
Total		76,003,285
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	621,230	73,882,884
EMC Corp.	654,465	19,863,013
Hewlett-Packard Co.	152,611	5,960,986
Total		99,706,883
TOTAL INFORMATION TECHNOLOGY		289,754,948
MATERIALS 1.1%
Chemicals 1.1%
Chemtura Corp. (a)	188,775	4,398,458
Dow Chemical Co. (The)	60,842	2,961,180
Monsanto Co.	154,950	18,580,054
Total		25,939,692
TOTAL MATERIALS		25,939,692

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc.	731,619	$37,012,605
TOTAL TELECOMMUNICATION SERVICES		37,012,605
Total Common Stocks (Cost: $1,035,850,676)		$1,429,966,406

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.1%
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	$2,000,000	$2,047,224
Bombardier, Inc. (b) Senior Unsecured
04/15/19	4.750%	39,000	39,780
03/15/20	7.750%	31,000	34,100
10/15/22	6.000%	45,000	45,740
Huntington Ingalls Industries, Inc.
03/15/21	7.125%	24,000	26,070
Huntington Ingalls Industries, Inc. (b)(c)
12/15/21	5.000%	28,000	28,455
L-3 Communications Corp.
02/15/21	4.950%	1,844,000	2,020,423
TransDigm, Inc.
10/15/20	5.500%	4,000	3,950
07/15/21	7.500%	35,000	37,538
07/15/24	6.500%	100,000	102,000
Total			4,385,280
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	28,000	28,420
03/15/21	6.250%	43,000	45,473
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/21	8.250%	169,000	188,435
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	1,475,000	1,492,902
Gates Global LLC/Co. (b)
07/15/22	6.000%	67,000	65,158
General Motors Co. Senior Unsecured
10/02/23	4.875%	256,000	271,360
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	77,000	81,042
Schaeffler Finance BV Senior Secured (b)
05/15/21	4.250%	152,000	148,960

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Schaeffler Holding Finance BV Senior Secured PIK (b)
11/15/19	6.250%	$65,000	$68,006
Total			2,389,756
Banking 2.0%
Ally Financial, Inc.
02/15/17	5.500%	54,000	56,768
01/27/19	3.500%	31,000	30,613
03/15/20	8.000%	193,000	228,705
Senior Unsecured
09/30/24	5.125%	73,000	74,460
BB&T Corp. Senior Unsecured (d)
12/01/16	0.664%	2,000,000	2,005,233
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	4,200,000	4,880,303
Barclays Bank PLC Senior Unsecured
05/15/24	3.750%	1,850,000	1,896,846
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	3,550,000	4,138,047
Capital One Financial Corp. Senior Unsecured
07/15/21	4.750%	2,170,000	2,402,648
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	2,960,000	3,366,239
Credit Suisse Senior Unsecured
09/09/24	3.625%	2,500,000	2,551,695
Discover Financial Services Senior Unsecured
11/21/22	3.850%	2,000,000	2,032,432
Fifth Third Bancorp Senior Unsecured
03/15/22	3.500%	1,700,000	1,741,477
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%	3,675,000	3,759,245
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	2,150,000	2,440,153
ING Bank NV Senior Unsecured (b)(d)
09/25/15	1.874%	1,575,000	1,593,739
Morgan Stanley Senior Unsecured
01/25/21	5.750%	2,600,000	2,998,580

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
PNC Financial Services Group, Inc. (The) Senior Unsecured (d)
11/09/22	2.854%	$2,500,000	$2,450,927
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	129,000	131,535
Royal Bank of Scotland PLC (The)
08/24/20	5.625%	1,625,000	1,869,299
Synovus Financial Corp.
Senior Unsecured
02/15/19	7.875%	113,000	127,407
Subordinated Notes
06/15/17	5.125%	55,000	56,238
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	1,950,000	1,973,724
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	3,500,000	3,516,348
Total			46,322,661

Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp. Senior Unsecured
11/15/22	5.375%	64,000	64,640

Building Materials —%
Allegion US Holding Co., Inc.
10/01/21	5.750%	76,000	79,800
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	78,000	78,780
Building Materials Corp. of America Senior Unsecured (b)
11/15/24	5.375%	48,000	48,000
Gibraltar Industries, Inc.
02/01/21	6.250%	19,000	19,522
HD Supply, Inc.
07/15/20	7.500%	192,000	202,560
Secured
04/15/20	11.000%	33,000	37,785
HD Supply, Inc. (b)(c)
Senior Secured
12/15/21	5.250%	47,000	47,999
Nortek, Inc.
12/01/18	10.000%	10,000	10,525
04/15/21	8.500%	69,000	74,175
USG Corp. (b)
11/01/21	5.875%	18,000	18,540
Total			617,686

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	$24,000	$25,260
01/31/22	6.625%	50,000	53,187
09/30/22	5.250%	140,000	139,300
CCOH Safari LLC
12/01/22	5.500%	38,000	38,427
12/01/24	5.750%	93,000	93,581
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	22,000	24,943
02/15/19	8.625%	32,000	37,240
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	40,000	44,200
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	35,000	40,250
Cequel Communications Holdings I LLC/Capital Corp. (b)
Senior Unsecured
09/15/20	6.375%	62,000	64,325
12/15/21	5.125%	53,000	51,145
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	2,400,000	2,460,794
DISH DBS Corp.
09/01/19	7.875%	102,000	116,535
07/15/22	5.875%	27,000	27,915
03/15/23	5.000%	80,000	77,650
DISH DBS Corp. (b)
11/15/24	5.875%	20,000	20,150
Hughes Satellite Systems Corp.
06/15/21	7.625%	34,000	37,740
Intelsat Jackson Holdings SA
10/15/20	7.250%	91,000	96,574
Intelsat Luxembourg SA
06/01/21	7.750%	66,000	68,392
06/01/23	8.125%	53,000	55,385
Mediacom Broadband LLC/Corp.
04/15/21	5.500%	7,000	7,105
NBCUniversal Media LLC
04/01/41	5.950%	1,600,000	2,016,898
Numericable-SFR Senior Secured (b)
05/15/22	6.000%	118,000	119,861
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	58,000	59,450
Time Warner Cable, Inc.
02/01/20	5.000%	1,725,000	1,928,415
Videotron Ltd.
07/15/22	5.000%	38,000	39,045
Videotron Ltd. (b)
06/15/24	5.375%	21,000	21,473

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Virgin Media Secured Finance PLC Senior Secured (b)
04/15/21	5.375%	$66,000	$67,980
Total			7,833,220
Chemicals 0.3%
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	49,000	49,429
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	90,000	97,317
Celanese U.S. Holdings LLC
06/15/21	5.875%	44,000	47,410
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	1,103,000	1,489,029
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	1,300,000	1,324,618
Eco Services Operations LLC/Finance Corp. Senior Unsecured (b)
11/01/22	8.500%	40,000	41,400
Huntsman International LLC
11/15/20	4.875%	29,000	29,508
03/15/21	8.625%	8,000	8,680
Huntsman International LLC (b)
11/15/22	5.125%	24,000	24,000
INEOS Group Holdings SA (b)
08/15/18	6.125%	17,000	16,725
02/15/19	5.875%	50,000	48,625
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	90,000	99,000
LYB International Finance BV
07/15/23	4.000%	2,150,000	2,251,794
NOVA Chemicals Corp. Senior Unsecured (b)
05/01/25	5.000%	125,000	129,219
PQ Corp. Secured (b)
05/01/18	8.750%	325,000	341,250
WR Grace & Co. (b)
10/01/21	5.125%	63,000	65,362
10/01/24	5.625%	28,000	29,575
Total			6,092,941
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	23,000	24,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery (continued)
CNH Industrial Capital LLC Senior Unsecured (b)
07/15/19	3.375%	$29,000	$27,985
Case New Holland Industrial, Inc.
12/01/17	7.875%	101,000	113,120
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,205,000	1,208,335
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	90,915
H&E Equipment Services, Inc.
09/01/22	7.000%	38,000	40,375
United Rentals North America, Inc.
05/15/20	7.375%	45,000	48,600
04/15/22	7.625%	138,000	152,490
06/15/23	6.125%	33,000	34,897
11/15/24	5.750%	29,000	30,088
Secured
07/15/18	5.750%	55,000	57,475
Total			1,829,005
Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	38,000	33,250
APX Group, Inc.
12/01/20	8.750%	38,000	33,440
Senior Secured
12/01/19	6.375%	161,000	154,157
APX Group, Inc. (b)
Senior Unsecured
12/01/20	8.750%	23,000	20,298
IHS, Inc. (b)
11/01/22	5.000%	92,000	93,380
Monitronics International, Inc.
04/01/20	9.125%	62,000	61,458
Total			395,983
Consumer Products —%
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	127,000	134,937
Spectrum Brands, Inc.
03/15/20	6.750%	44,000	46,475
11/15/20	6.375%	125,000	131,563
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	71,000	69,225
Tempur Sealy International, Inc.
12/15/20	6.875%	87,000	93,308
Total			475,508

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (b)
03/15/22	5.000%	$41,000	$40,385
Entegris, Inc. (b)
04/01/22	6.000%	82,000	84,689
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	93,000	93,930
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	1,550,000	1,588,761
Total			1,807,765
Electric 0.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	141,000	161,445
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	925,000	1,002,760
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	1,825,000	2,129,371
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	40,000	42,700
DTE Energy Co. Senior Unsecured
04/15/33	6.375%	340,000	430,516
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	1,500,000	1,682,619
Exelon Generation Co. LLC Senior Unsecured
06/15/22	4.250%	1,900,000	1,990,579
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	1,100,000	1,355,726
NRG Energy, Inc.
07/15/22	6.250%	109,000	111,997
NRG Yield Operating LLC (b)
08/15/24	5.375%	84,000	85,260
Nevada Power Co.
08/01/18	6.500%	900,000	1,052,805
PPL Capital Funding, Inc.
06/01/23	3.400%	1,845,000	1,849,900
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	1,130,000	1,358,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	$955,000	$1,359,864
TransAlta Corp. Senior Unsecured
06/03/17	1.900%	2,000,000	1,999,888
Total			16,614,005
Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	1,375,000	1,662,218

Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	393,000	397,912
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	97,000	103,547
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	27,000	27,270
Aviation Capital Group Corp. Senior Unsecured (b)
04/06/21	6.750%	3,000	3,420
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	48,000	49,080
03/15/18	5.250%	50,000	52,700
05/15/20	5.375%	75,000	79,687
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	69,000	75,210
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	5,000,000	5,605,980
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	91,500
04/15/18	3.875%	3,000	3,024
05/15/19	6.250%	29,000	31,683
12/15/20	8.250%	29,000	35,163
04/15/21	4.625%	5,000	5,088
Navient Corp.
Senior Unsecured
01/15/19	5.500%	24,000	24,750
10/26/20	5.000%	7,000	6,965
01/25/22	7.250%	33,000	36,218
01/25/23	5.500%	58,000	56,260
03/25/24	6.125%	41,000	41,000
10/25/24	5.875%	72,000	70,020
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	89,000	87,999
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
02/15/19	10.125%	$12,000	$12,720
Springleaf Finance Corp.
12/15/17	6.900%	42,000	46,200
06/01/20	6.000%	20,000	20,650
10/01/21	7.750%	69,000	77,625
10/01/23	8.250%	30,000	34,050
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	76,000	74,480
Total			7,150,201
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
04/15/20	5.000%	2,450,000	2,760,141
Aramark Services, Inc.
03/15/20	5.750%	22,000	22,715
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	1,700,000	1,669,553
Constellation Brands, Inc.
11/15/19	3.875%	67,000	68,246
11/15/24	4.750%	64,000	65,280
Darling Ingredients, Inc.
01/15/22	5.375%	79,000	79,790
Diageo Capital PLC
04/29/23	2.625%	1,345,000	1,307,549
Diamond Foods, Inc. (b)
03/15/19	7.000%	13,000	13,390
PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	1,270,000	1,267,998
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	8,000	7,920
Post Holdings, Inc. (b)
12/15/22	6.000%	32,000	30,160
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,840,000	1,928,833
Sysco Corp.
10/02/44	4.500%	1,300,000	1,367,920
WhiteWave Foods Co. (The)
10/01/22	5.375%	66,000	69,300
Total			10,658,795
Gaming —%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	70,000	71,225
11/01/23	5.375%	51,000	52,275
MGM Resorts International
03/01/18	11.375%	71,000	85,377
10/01/20	6.750%	44,000	47,410
12/15/21	6.625%	112,000	119,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
03/15/23	6.000%	$103,000	$104,545
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	56,000	52,780
Pinnacle Entertainment, Inc.
08/01/21	6.375%	59,000	61,507
SGMS Escrow Corp. Senior Unsecured (b)
12/01/22	10.000%	132,000	123,420
Scientific Games International, Inc. Senior Secured (b)
01/01/22	7.000%	120,000	120,750
Seminole Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	46,000	49,450
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	29,000	27,405
Tunica-Biloxi Gaming Authority Senior Unsecured (b)(e)
11/15/15	9.000%	25,000	14,813
Total			930,517
Health Care 0.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	14,000	14,035
Amsurg Corp.
11/30/20	5.625%	29,000	29,798
Amsurg Corp. (b)
07/15/22	5.625%	37,000	37,925
Biomet, Inc.
08/01/20	6.500%	18,000	19,271
CHS/Community Health Systems, Inc.
11/15/19	8.000%	65,000	69,550
02/01/22	6.875%	215,000	227,631
Senior Secured
08/01/21	5.125%	14,000	14,385
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	1,325,000	1,459,020
Catamaran Corp.
03/15/21	4.750%	14,000	13,983
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	32,000	32,480
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	123,000	130,226
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	115,000	121,469
07/15/24	5.125%	111,000	113,844

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Emdeon, Inc.
12/31/19	11.000%	$58,000	$63,945
Express Scripts Holding Co.
11/15/21	4.750%	1,300,000	1,436,269
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	99,000	106,425
01/31/22	5.875%	18,000	19,485
10/15/24	4.750%	32,000	32,080
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	29,000	31,755
HCA, Inc.
02/15/22	7.500%	78,000	89,310
Senior Secured
02/15/20	6.500%	240,000	265,500
04/15/25	5.250%	87,000	89,610
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	47,000	48,292
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	40,000	44,300
LifePoint Hospitals, Inc.
12/01/21	5.500%	56,000	58,100
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	105,000	109,725
McKesson Corp. Senior Unsecured
12/15/22	2.700%	2,450,000	2,363,174
Omnicare, Inc.
Senior Unsecured
12/01/22	4.750%	39,000	39,585
12/01/24	5.000%	16,000	16,320
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	43,000	46,117
STHI Holding Corp. Secured (b)
03/15/18	8.000%	54,000	56,835
Teleflex, Inc. (b)
06/15/24	5.250%	4,000	4,020
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	84,000	84,420
10/01/20	6.000%	75,000	79,781
04/01/21	4.500%	27,000	26,528
Senior Unsecured
04/01/22	8.125%	200,000	223,500
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	9,000	8,865

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Universal Health Services, Inc. Senior Secured (b)
08/01/22	4.750%	$75,000	$75,750
Total			7,703,308
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	25,000	25,250
Cigna Corp. Senior Unsecured
06/15/20	5.125%	1,600,000	1,797,158
Total			1,822,408
Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	26,000	27,300
D.R. Horton, Inc.
03/01/19	3.750%	50,000	50,125
Meritage Homes Corp.
03/01/18	4.500%	70,000	70,350
04/15/20	7.150%	16,000	17,440
04/01/22	7.000%	10,000	10,875
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	33,000	34,980
Standard Pacific Corp.
12/15/21	6.250%	36,000	37,710
11/15/24	5.875%	22,000	22,110
TRI Pointe Holdings, Inc. Senior Unsecured (b)
06/15/19	4.375%	21,000	20,790
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	121,000	121,605
03/01/24	5.625%	41,000	40,385
Total			453,670
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/36	6.450%	1,240,000	1,510,893
Antero Resources Corp. (b)
12/01/22	5.125%	116,000	112,520
Antero Resources Finance Corp.
11/01/21	5.375%	36,000	35,550
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	68,000	77,775
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	67,000	69,345
Chesapeake Energy Corp.
08/15/20	6.625%	73,000	79,935
02/15/21	6.125%	102,000	110,415

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
03/15/23	5.750%	$225,000	$238,500
Cimarex Energy Co.
06/01/24	4.375%	17,000	16,788
Comstock Resources, Inc.
06/15/20	9.500%	61,000	60,238
Concho Resources, Inc.
01/15/21	7.000%	151,000	155,907
01/15/22	6.500%	19,000	19,618
04/01/23	5.500%	211,000	207,835
Continental Resources, Inc.
04/15/23	4.500%	1,410,000	1,437,981
Devon Energy Corp. Senior Unsecured
07/15/21	4.000%	1,925,000	2,008,705
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	157,000	170,541
09/01/22	7.750%	31,000	31,620
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,375,000	1,428,119
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b)
12/01/24	5.000%	28,000	25,900
Kodiak Oil & Gas Corp.
12/01/19	8.125%	42,000	45,150
01/15/21	5.500%	86,000	86,645
02/01/22	5.500%	175,000	170,625
Laredo Petroleum, Inc.
02/15/19	9.500%	110,000	114,400
01/15/22	5.625%	61,000	57,645
05/01/22	7.375%	23,000	23,230
Noble Energy, Inc. Senior Unsecured
11/15/24	3.900%	2,275,000	2,285,424
Oasis Petroleum, Inc.
02/01/19	7.250%	69,000	64,860
11/01/21	6.500%	106,000	102,555
03/15/22	6.875%	83,000	78,020
01/15/23	6.875%	61,000	57,340
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	158,000	154,247
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	59,000	56,050
RSP Permian, Inc. (b)
10/01/22	6.625%	28,000	27,230
Range Resources Corp.
06/01/21	5.750%	53,000	55,650
Southwestern Energy Co. Senior Unsecured
02/01/18	7.500%	770,000	886,640
Whiting Petroleum Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
10/01/18	6.500%	$5,000	$5,144
03/15/21	5.750%	121,000	122,210
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,600,000	1,736,718
Total			13,927,968
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	1,940,000	1,992,997
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	1,510,000	1,516,241
Petro-Canada Senior Unsecured
05/15/18	6.050%	1,175,000	1,339,123
Total			4,848,361
Leisure —%
AMC Entertainment, Inc.
12/01/20	9.750%	6,000	6,645
Activision Blizzard, Inc. (b)
09/15/21	5.625%	254,000	271,145
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	48,000	48,240
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
06/01/24	5.375%	17,000	16,958
Total			342,988
Life Insurance 0.4%
American International Group, Inc. Senior Unsecured
02/15/24	4.125%	2,300,000	2,444,951
Five Corners Funding Trust Senior Unsecured (b)
11/15/23	4.419%	2,275,000	2,404,751
Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/20	5.500%	1,650,000	1,875,761
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	1,800,000	1,907,638
Total			8,633,101
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	32,000	34,240
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	218,000	228,900

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Lodging (continued)
Playa Resorts Holding BV (b)
08/15/20	8.000%	$82,000	$84,665
Total			347,805
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	1,225,000	1,570,217
AMC Networks, Inc.
07/15/21	7.750%	7,000	7,648
12/15/22	4.750%	134,000	132,325
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	10,000	10,250
02/15/24	5.625%	10,000	10,313
03/15/25	5.875%	115,000	119,025
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	99,000	103,059
Senior Unsecured
11/15/22	6.500%	128,000	133,440
Gannett Co., Inc.
10/15/19	5.125%	40,000	41,550
10/15/23	6.375%	10,000	10,763
Gannett Co., Inc. (b)
09/15/21	4.875%	24,000	24,120
09/15/24	5.500%	22,000	22,303
Lamar Media Corp.
01/15/24	5.375%	13,000	13,423
MDC Partners, Inc. (b)
04/01/20	6.750%	132,000	136,290
Nielsen Finance LLC/Co.
10/01/20	4.500%	54,000	54,337
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	39,000	39,292
Reed Elsevier Capital, Inc.
10/15/22	3.125%	1,497,000	1,478,557
Scripps Networks Interactive, Inc. Senior Unsecured
11/15/24	3.900%	2,500,000	2,541,792
Sky PLC (b)
11/26/22	3.125%	1,750,000	1,731,837
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	1,000,000	970,506
Univision Communications, Inc. (b)
05/15/21	8.500%	45,000	48,431
Senior Secured
11/01/20	7.875%	32,000	34,560
09/15/22	6.750%	85,000	93,500
05/15/23	5.125%	28,000	29,330
iHeartCommunications, Inc. PIK
02/01/21	14.000%	63,731	52,259

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
iHeartCommunications, Inc. Senior Secured
03/01/21	9.000%	$75,000	$73,125
Total			9,482,252
Metals 0.1%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	67,000	70,607
ArcelorMittal Senior Unsecured
03/01/21	6.000%	190,000	199,737
Calcipar SA Senior Secured (b)
05/01/18	6.875%	43,000	44,290
Constellium NV (b)
05/15/24	5.750%	14,000	13,440
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	71,000	66,420
Peabody Energy Corp.
11/15/18	6.000%	67,000	63,817
11/15/21	6.250%	7,000	6,563
Vale Overseas Ltd.
01/23/17	6.250%	1,115,000	1,210,576
Total			1,675,450
Midstream 0.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	24,000	24,480
03/15/24	4.875%	36,000	36,720
Blue Racer Midstream LLC/Finance Corp. (b)
11/15/22	6.125%	76,000	76,760
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	27,000	26,865
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	1,060,000	1,261,686
Enterprise Products Operating LLC
02/01/41	5.950%	1,275,000	1,535,531
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	163,000	170,335
05/15/22	5.500%	50,000	47,312
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/44	5.500%	1,540,000	1,553,518
Kinder Morgan, Inc. Senior Unsecured
09/15/20	6.500%	138,000	158,797
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	65,000	68,981
02/15/23	5.500%	99,000	101,475
07/15/23	4.500%	223,000	217,425

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Markwest Energy Partners LP/Finance Corp.
12/01/24	4.875%	$23,000	$22,655
NiSource Finance Corp.
02/15/44	4.800%	1,300,000	1,371,374
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
11/01/24	3.600%	1,650,000	1,648,640
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	105,000	109,200
03/01/22	5.875%	39,000	40,170
10/01/22	5.000%	44,000	43,120
Sabine Pass Liquefaction LLC Senior Secured
02/01/21	5.625%	104,000	106,340
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	1,100,000	1,204,386
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	3,000	3,060
11/15/23	4.250%	36,000	34,380
Targa Resources Partners LP/Finance Corp. (b)
11/15/19	4.125%	35,000	35,000
Tesoro Logistics LP/Finance Corp. (b)
Senior Unsecured
10/15/19	5.500%	18,000	18,315
10/15/22	6.250%	113,000	115,260
TransCanada PipeLines Ltd. Senior Unsecured (d)
06/30/16	0.913%	1,874,000	1,886,395
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	1,090,000	1,218,852
Total			13,137,032
Natural Gas 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	2,250,000	2,185,391
Office REIT 0.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	1,850,000	1,974,139
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,800,000	1,836,371
Noble Holding International Ltd.
03/01/21	4.625%	1,535,000	1,525,142

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
Weatherford International LLC
06/15/37	6.800%	$1,250,000	$1,351,756
Total			4,713,269
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	103,000	107,244
02/01/22	5.875%	35,000	35,700
Total			142,944
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	64,000	66,400
Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	48,000	51,960
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	43,000	43,860
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	15,000	15,038
06/15/17	6.000%	11,000	10,973
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	77,000	77,385
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	67,000	72,192
Senior Secured
08/15/19	7.875%	74,000	78,810
02/15/21	6.875%	94,000	99,287
Reynolds Group Issuer, Inc./LLC (d)
02/15/21	8.250%	65,000	67,844
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	73,000	71,540
Total			536,929
Pharmaceuticals 0.4%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	1,675,000	1,638,463
Actavis, Inc.
10/01/22	3.250%	2,200,000	2,148,722
Amgen, Inc. Senior Unsecured
11/15/21	3.875%	2,100,000	2,221,962

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	$22,000	$22,275
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	131,000	134,930
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	103,000	105,060
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	50,000	53,750
Novartis Capital Corp.
05/06/24	3.400%	2,000,000	2,070,964
Salix Pharmaceuticals Ltd. (b)
01/15/21	6.000%	17,000	17,340
Valeant Pharmaceuticals International, Inc. (b)
10/15/20	6.375%	256,000	266,240
07/15/21	7.500%	79,000	85,320
12/01/21	5.625%	15,000	15,150
Total			8,780,176
Property & Casualty 0.3%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,132,020
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	1,058,000	1,275,161
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	148,000	153,550
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	13,000	12,967
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	2,040,000	2,225,479
Loews Corp. Senior Unsecured
05/15/23	2.625%	2,000,000	1,894,920
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	625,000	881,857
Total			7,575,954
Railroads 0.2%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/24	3.400%	1,955,000	1,981,351
CSX Corp. Senior Unsecured
08/01/24	3.400%	2,100,000	2,123,001

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads (continued)
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	$36,000	$36,270
Senior Secured
05/01/19	6.750%	47,000	48,058
Total			4,188,680
Refining —%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	800,000	945,527
Restaurants 0.1%
BC ULC/New Red Finance Inc. Secured (b)
04/01/22	6.000%	127,000	130,175
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	1,670,000	1,746,131
Total			1,876,306
Retail REIT 0.1%
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	1,315,000	1,415,908
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	1,000,000	1,372,689
Total			2,788,597
Retailers 0.2%
Asbury Automotive Group, Inc. (b)(c)
12/15/24	6.000%	37,000	37,555
CVS Health Corp. Senior Unsecured
08/12/24	3.375%	1,250,000	1,256,153
CVS Pass-Through Trust Pass-Through Certificates (b)
01/10/32	7.507%	313,336	399,287
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	22,000	21,725
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	942,068
Penske Automotive Group, Inc.
12/01/24	5.375%	40,000	40,100
Rite Aid Corp.
03/15/20	9.250%	72,000	79,380
06/15/21	6.750%	4,000	4,190
Senior Unsecured
02/15/27	7.700%	25,000	27,625
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	50,000	52,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Target Corp. Senior Unsecured
07/01/24	3.500%	$2,000,000	$2,058,492
Total			4,919,325
Technology 0.3%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	61,065
04/01/20	6.375%	102,000	106,207
08/01/22	5.375%	92,000	92,230
Ancestry.com, Inc.
12/15/20	11.000%	70,000	78,750
Apple, Inc. Senior Unsecured
05/03/23	2.400%	1,570,000	1,530,822
Audatex North America, Inc. (b)
06/15/21	6.000%	50,000	51,875
Cisco Systems, Inc. Senior Unsecured
03/04/21	2.900%	1,860,000	1,920,026
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	132,000	132,330
01/01/22	5.375%	25,000	25,125
04/01/23	5.375%	27,000	27,101
First Data Corp.
01/15/21	12.625%	109,000	129,710
First Data Corp. (b)
Secured
01/15/21	8.250%	149,000	159,430
Senior Secured
06/15/19	7.375%	75,000	78,938
08/15/20	8.875%	21,000	22,575
11/01/20	6.750%	80,000	85,200
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	31,000	32,938
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	1,550,000	1,621,588
Iron Mountain, Inc.
08/15/23	6.000%	32,000	33,520
MSCI, Inc. (b)
11/15/24	5.250%	68,000	70,550
NCR Corp.
12/15/21	5.875%	32,000	32,640
12/15/23	6.375%	14,000	14,560
NXP BV/Funding LLC (b)
02/15/21	5.750%	128,000	135,360
Nuance Communications, Inc. (b)
08/15/20	5.375%	59,000	59,443

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Oracle Corp. Senior Unsecured
04/15/38	6.500%	$920,000	$1,216,678
Qualitytech LP/Finance Corp. (b)
08/01/22	5.875%	32,000	31,840
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	81,000	79,583
Zebra Technologies Corp. Senior Unsecured (b)
10/15/22	7.250%	82,000	87,637
Total			7,917,721
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	38,000	41,610
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	1,095,000	1,470,612
Hertz Corp. (The)
01/15/21	7.375%	115,000	121,325
Total			1,633,547
Wireless 0.1%
Altice SA Senior Secured (b)
05/15/22	7.750%	35,000	36,181
America Movil SAB de CV
11/15/17	5.625%	570,000	638,383
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	57,000	57,000
01/15/23	5.250%	75,000	76,312
Rogers Communications, Inc.
10/01/23	4.100%	1,550,000	1,636,476
SBA Communications Corp. Senior Unsecured (b)
07/15/22	4.875%	12,000	11,670
SBA Telecommunications, Inc.
07/15/20	5.750%	74,000	76,220
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	6,000	6,623
11/15/21	11.500%	83,000	103,127
Sprint Communications, Inc. (b)
11/15/18	9.000%	122,000	141,215
03/01/20	7.000%	74,000	81,446
Sprint Corp.
09/15/21	7.250%	41,000	41,820
06/15/24	7.125%	47,000	46,471
T-Mobile USA, Inc.
04/28/21	6.633%	86,000	88,580
01/15/22	6.125%	18,000	18,315

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
04/28/22	6.731%	$14,000	$14,490
03/01/23	6.000%	75,000	76,125
04/01/23	6.625%	59,000	61,213
04/28/23	6.836%	18,000	18,720
01/15/24	6.500%	18,000	18,405
03/01/25	6.375%	21,000	21,315
Wind Acquisition Finance SA (b)
04/23/21	7.375%	67,000	64,488
Senior Secured
04/30/20	6.500%	59,000	61,065
07/15/20	4.750%	76,000	73,150
Total			3,468,810
Wirelines 0.5%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	2,180,000	2,697,604
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	48,000	50,640
03/15/22	5.800%	131,000	137,550
12/01/23	6.750%	45,000	49,950
Deutsche Telekom International Finance BV
03/23/16	5.750%	1,285,000	1,364,881
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	9,000	9,855
07/01/21	9.250%	28,000	32,830
09/15/21	6.250%	11,000	11,234
01/15/23	7.125%	59,000	61,655
01/15/25	6.875%	165,000	165,825
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	41,000	44,024
Level 3 Communications, Inc. (b)(c)
Senior Unsecured
12/01/22	5.750%	54,000	54,270
Level 3 Escrow II, Inc. (b)
08/15/22	5.375%	137,000	138,712
Level 3 Financing, Inc.
04/01/19	9.375%	90,000	95,962
07/01/19	8.125%	25,000	26,625
06/01/20	7.000%	16,000	17,080
07/15/20	8.625%	24,000	26,100
01/15/21	6.125%	36,000	37,530
Level 3 Financing, Inc. (d)
01/15/18	3.826%	15,000	15,083
Orange SA
07/08/19	5.375%	1,330,000	1,505,459
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	81,000	82,313
Telefonica Emisiones SAU
06/20/36	7.045%	765,000	997,871

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Verizon New York, Inc.
04/01/32	7.375%	$3,000,000	$3,807,492
Windstream Corp.
08/01/23	6.375%	57,000	55,005
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	8,000	9,000
Senior Secured
01/01/20	8.125%	61,000	65,118
Total			11,559,668
Total Corporate Bonds & Notes (Cost: $228,756,862)			$236,929,867

Residential Mortgage-Backed Securities - Agency 8.6%
Federal Home Loan Mortgage Corp. (c)(f)
12/11/44	4.000%	18,610,000	19,844,366
12/11/44	3.500%	3,825,000	3,978,672
Federal Home Loan Mortgage Corp. (d)(f)
12/01/36	6.058%	22,336	23,944
08/01/36	2.231%	49,418	52,656
Federal Home Loan Mortgage Corp. (f)
12/01/42	4.000%	4,317,767	4,610,815
06/01/32-07/01/32	7.000%	597,917	721,909
08/01/32-03/01/38	6.500%	53,657	61,582
03/01/17-10/01/39	6.000%	2,186,176	2,470,957
12/01/17-05/01/40	5.500%	2,221,961	2,468,516
08/01/18-05/01/41	5.000%	6,293,007	6,967,620
05/01/39-06/01/41	4.500%	10,600,931	11,518,293
12/01/42-08/01/43	3.000%	2,789,348	2,823,997
10/01/26-09/01/43	3.500%	28,981,245	30,245,173
CMO Series 1614 Class MZ
11/15/23	6.500%	23,153	25,868
Federal National Mortgage Association (c)(f)
12/16/29	3.500%	5,480,000	5,805,161
12/16/29	3.000%	12,335,000	12,844,782
12/11/44	3.500%	10,265,000	10,698,856
12/11/44	4.000%	31,205,000	33,316,212
Federal National Mortgage Association (d)(f)
08/01/34	2.420%	55,835	58,491
08/01/36	2.396%	31,377	33,894
04/01/36	1.925%	37,627	40,142
Federal National Mortgage Association (f)
04/01/26-01/01/27	3.500%	6,791,084	7,204,582
01/01/29-12/01/41	4.000%	21,465,681	22,937,201

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/01/40-06/01/44	4.500%	$13,281,186	$14,464,225
03/01/17-08/01/37	6.500%	768,142	878,471
06/01/31-08/01/32	7.000%	356,275	416,254
09/01/17-11/01/32	6.000%	627,959	700,069
08/01/18-02/01/38	5.500%	774,472	862,089
12/01/20	5.000%	127,022	137,694
07/01/27-08/01/43	3.000%	3,269,891	3,398,301
Federal National Mortgage Association (f)(g)
10/01/40	4.500%	852,423	928,762

Total Residential Mortgage-Backed Securities - Agency (Cost: $196,711,698)			$200,539,554

Residential Mortgage-Backed Securities - Non-Agency 0.3%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(d)(f)
05/26/36	2.662%	1,485,663	1,501,523
SACO I, Inc. CMO Series 1995-1 Class A (b)(d)(f)(h)(i)
09/25/24	0.000%	4,643	2,321
Springleaf Mortgage Loan Trust (b)(d)(f)
CMO Series 2012-3A Class A
12/25/59	1.570%	1,217,975	1,214,716
CMO Series 2013-1A Class A
06/25/58	1.270%	1,098,123	1,095,792
CMO Series 2013-2A Class A
12/25/65	1.780%	1,038,669	1,036,904
CMO Series 2013-3A Class A
09/25/57	1.870%	2,202,749	2,198,834

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $7,062,765)			$7,050,090

Commercial Mortgage-Backed Securities - Agency 3.8%
Federal National Mortgage Association Series 2006-M2 Class A2A (d)(f)
10/25/32	5.271%	2,308,645	2,664,285
Government National Mortgage Association (d)(f)
Series 2010-52 Class AE
06/16/36	4.115%	70,230	70,428
Series 2013-50 Class AH
06/16/39	2.100%	1,917,213	1,924,742
Government National Mortgage Association (f)
Series 2010-159 Class A
01/16/33	2.159%	105,965	106,126

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2011-149 Class A
10/16/46	3.000%	$852,225	$870,705
Series 2011-16 Class A
11/16/34	2.210%	208,583	208,784
Series 2011-161 Class A
01/16/34	1.738%	2,420,113	2,425,111
Series 2011-31 Class A
12/16/35	2.210%	231,857	233,008
Series 2011-64 Class AD
11/16/38	2.700%	60,649	60,809
Series 2011-78 Class A
08/16/34	2.250%	881,173	884,528
Series 2012-111 Class AC
04/16/47	2.211%	1,155,325	1,163,400
Series 2012-25 Class A
11/16/42	2.575%	3,029,226	3,051,852
Series 2012-45 Class A
03/16/40	2.830%	874,232	888,455
Series 2012-55 Class A
08/16/33	1.704%	1,190,807	1,188,555
Series 2012-58 Class A
01/16/40	2.500%	999,905	1,019,788
Series 2012-79 Class A
04/16/39	1.800%	1,033,828	1,024,242
Series 2012-9 Class A
05/16/39	3.220%	854,602	873,582
Series 2013-105 Class A
02/16/37	1.705%	4,713,872	4,697,600
Series 2013-118 Class AB
06/16/36	2.000%	2,630,734	2,639,529
Series 2013-12 Class A
10/16/42	1.410%	2,134,894	2,108,123
Series 2013-126 Class AB
04/16/38	1.540%	2,919,113	2,896,692
Series 2013-138 Class A
08/16/35	2.150%	2,467,683	2,479,342
Series 2013-146 Class AH
08/16/40	2.000%	3,148,870	3,146,530
Series 2013-17 Class AH
10/16/43	1.558%	1,620,504	1,602,098
Series 2013-179 Class A
07/16/37	1.800%	2,904,398	2,891,660
Series 2013-194 Class AB
05/16/38	2.250%	2,148,574	2,159,232
Series 2013-2 Class AB
12/16/42	1.600%	1,599,483	1,587,125
Series 2013-30 Class A
05/16/42	1.500%	2,880,106	2,834,375
Series 2013-32 Class AB
01/16/42	1.900%	2,954,298	2,943,305
Series 2013-33 Class A
07/16/38	1.061%	4,153,969	4,055,520
Series 2013-40 Class A
10/16/41	1.511%	1,855,705	1,835,441
Series 2013-57 Class A
06/16/37	1.350%	4,693,452	4,619,563
Series 2013-61 Class A
01/16/43	1.450%	2,175,156	2,138,770

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-73 Class AE
01/16/39	1.350%	$1,063,960	$1,049,032
Series 2013-78 Class AB
07/16/39	1.624%	2,206,683	2,177,323
Series 2014-109 Class A
01/16/46	2.325%	3,427,039	3,463,705
Series 2014-138 Class A
01/16/44	2.700%	1,580,373	1,608,521
Series 2014-148 Class A
11/16/43	2.650%	3,614,583	3,662,556
Series 2014-24 Class AB
07/16/38	2.100%	5,564,027	5,725,297
Series 2014-33 Class A
08/16/39	2.300%	1,609,747	1,627,055
Series 2014-67 Class AE
05/16/39	2.150%	1,274,275	1,312,835
Series 2014-A Class 120
05/16/39	2.800%	2,508,992	2,560,225
Series 2014-AB Class 103
06/16/53	1.742%	3,138,553	3,163,240

Total Commercial Mortgage-Backed Securities - Agency (Cost: $90,120,132)			$89,643,094

Commercial Mortgage-Backed Securities - Non-Agency 2.0%
American Homes 4 Rent Trust (b)(f)
Series 2014-SFR2 Class A
10/17/36	3.786%	3,030,865	3,083,148
Series 2014-SFR3 Class A
12/17/36	3.678%	3,555,000	3,587,740
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(f)
01/14/29	3.847%	303,192	322,569
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (f)
07/10/46	5.634%	3,219,126	3,384,361
Bear Stearns Commercial Mortgage Securities Trust (d)(f)
Series 2005-T20 Class A4A
10/12/42	5.281%	1,350,000	1,377,575
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	825,363
Bear Stearns Commercial Mortgage Securities Trust (f)
Series 2006-PW14 Class A4
12/11/38	5.201%	1,255,452	1,340,958
Series 2006-T24 Class A4
10/12/41	5.537%	1,311,041	1,397,070
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (f)
10/15/49	5.431%	1,400,000	1,486,121
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (d)(f)
07/15/44	5.400%	831,790	847,995

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)(f)
04/20/50	2.543%	$2,318,287	$2,324,312
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(f)
11/10/46	5.002%	150,000	170,520
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (f)
11/10/39	5.560%	972,219	1,035,678
General Electric Capital Assurance Co. (b)(d)(f)
Series 2003-1 Class A4
05/12/35	5.254%	61,969	63,059
Series 2003-1 Class A5
05/12/35	5.743%	250,000	281,636
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AAB (d)(f)
04/10/37	5.190%	41,037	41,127
JPMorgan Chase Commercial Mortgage Securities Trust (b)(f)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	346,473
Series 2010-C1 Class A1
06/15/43	3.853%	130,293	131,179
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	493,682
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	503,925
JPMorgan Chase Commercial Mortgage Securities Trust (d)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	63,508	64,137
Series 2005-LDP4 Class A4
10/15/42	4.918%	927,488	945,874
Series 2005-LDP4 Class ASB
10/15/42	4.824%	1,096	1,096
Series 2005-LDP5 Class A4
12/15/44	5.404%	4,132,061	4,232,131
Series 2006-LDP6 Class ASB
04/15/43	5.490%	26,995	27,190
JPMorgan Chase Commercial Mortgage Securities Trust (f)
Series 2005-LDP2 Class A3
07/15/42	4.697%	5,774	5,790
Series 2007-CB18 Class A4
06/12/47	5.440%	790,884	850,243
LB-UBS Commercial Mortgage Trust (d)(f)
Series 2007-C7 Class A3
09/15/45	5.866%	413,648	458,489
LB-UBS Commercial Mortgage Trust (f)
Series 2006-A1A Class C6
09/15/39	5.342%	1,557,650	1,656,894
Morgan Stanley Capital I Trust (b)(d)(f)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	340,137
Morgan Stanley Capital I Trust (d)(f)
Series 2007-HQ11 Class A4
02/12/44	5.447%	1,600,000	1,722,694
Series 2007-T27 Class A4
06/11/42	5.828%	1,465,000	1,605,864

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(d)(f)
08/12/45	5.990%	$713,145	$771,744
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(f)
10/05/25	1.500%	340,773	340,667
Wachovia Bank Commercial Mortgage Trust (d)(f)
Series 2005-C21 Class A4
10/15/44	5.417%	1,349,050	1,378,900
Series 2006-C24 Class A1A
03/15/45	5.557%	4,379,382	4,597,335
Series 2006-C25 Class A1A
05/15/43	5.891%	2,649,852	2,798,536
Wachovia Bank Commercial Mortgage Trust (f)
Series 2005-C18 Class A4
04/15/42	4.935%	1,094,040	1,099,033

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $46,333,534)			$45,941,245

Asset-Backed Securities - Non-Agency 0.9%
Ally Master Owner Trust Series 2014-1 Class A1 (d)
01/15/19	0.625%	825,000	825,936
American Credit Acceptance Receivables Trust (b)
Series 2012-3 Class A
11/15/16	1.640%	58,650	58,728
Series 2013-1 Class A
04/16/18	1.450%	281,606	282,407
CNH Wholesale Master Note Trust Series 2013-2A Class A (b)(d)
08/15/19	0.755%	1,650,000	1,653,113
CarFinance Capital Auto Trust (b)
Series 2013-2A Class A
11/15/17	1.750%	567,451	569,093
Series 2014-1A Class A
12/17/18	1.460%	873,224	874,021
Chesapeake Funding LLC Series 2012-1A Class A (b)(d)
11/07/23	0.906%	750,701	752,444
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	911,472	917,686
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1 (d)
12/25/32	4.010%	87,052	87,736
Exeter Automobile Receivables Trust (b)
Series 2014-2A Class A
08/15/18	1.060%	570,163	569,211
Series 2014-3A Class A
01/15/19	1.320%	1,462,068	1,461,355
First Investors Auto Owner Trust (b)
Series 2013-3A Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/15/17	0.890%	$399,074	$399,388
Series 2014-3A Class A2
11/15/18	1.060%	1,125,000	1,123,770
Hertz Fleet Lease Funding LP Series 2014-1 Class A (b)(d)
04/10/28	0.556%	2,250,000	2,250,000
Hertz Vehicle Financing LLC Series 2009-2A Class A2 (b)
03/25/16	5.290%	333,333	335,875
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	1,611,462	1,627,026
Series 2014-AA Class A
11/25/26	1.770%	2,452,864	2,433,979
KeyCorp Student Loan Trust Series 1999-A Class A2 (d)
12/27/29	0.564%	189,474	187,815
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (b)
11/20/16	1.697%	381,465	382,113
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	609,866	610,113
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	746,842	748,974
SLM Private Credit Student Loan Trust Series 2004-B Class A2 (d)
06/15/21	0.434%	776,143	772,550
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	500,000	530,347
SLM Private Education Loan Trust (b)(d)
Series 2011-C Class A1
12/15/23	1.555%	178,221	179,271
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A (b)
11/20/25	3.510%	32,101	32,484
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	1,570,282	1,568,926
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	53,616	53,670

Total Asset-Backed Securities - Non-Agency (Cost: $21,227,242)			$21,288,031

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	13,295,809	13,383,056

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)

Total Inflation-Indexed Bonds (Cost: $13,492,713)			$13,383,056

U.S. Treasury Obligations 3.5%

U.S. Treasury
07/31/18	1.375%	$12,075,000	$12,168,388
11/15/23	2.750%	5,320,000	5,594,313
08/15/40	3.875%	37,621,000	44,768,990
03/31/15	2.500%	18,995,000	19,146,371

Total U.S. Treasury Obligations (Cost: $76,304,321)			$81,678,062

Foreign Government Obligations(j) 0.5%
CANADA 0.4%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	2,940,000	3,213,890
Province of Ontario Senior Unsecured
02/14/18	1.200%	3,285,000	3,271,739
Province of Quebec Senior Unsecured
05/14/18	4.625%	2,915,000	3,236,606
Total			9,722,235
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,800,000	1,995,750
Total Foreign Government Obligations (Cost: $11,416,172)			$11,717,985

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	2,065,000	2,230,716

Total Municipal Bonds (Cost: $2,199,371)			$2,230,716

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (d)(k)
02/01/20	3.750%	$30,209	$29,776
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan (d)(k)
07/31/21	4.250%	14,000	13,799
Total			43,575
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(k)
03/20/20	8.500%	40,000	39,400
CHS/Community Health Systems, Inc. Tranche D Term Loan (d)(k)
01/27/21	4.250%	18,857	18,887
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (d)(k)
07/03/19	4.250%	94,847	94,847
United Surgical Partners International, Inc. Tranche B Term Loan (d)(k)
04/03/19	4.750%	19,614	19,605
Total			172,739
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (d)(k)
12/28/20	6.250%	19,000	19,095
Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (d)(k)
08/21/20	5.750%	50,000	50,416
Technology —%
Applied Systems, Inc. (d)(k)
1st Lien Term Loan
01/25/21	4.250%	5,955	5,925
2nd Lien Term Loan
01/24/22	7.500%	7,000	7,006
TIBCO Software, Inc. Tranche B Term Loan (c)(d)(k)
11/04/20	6.500%	74,000	72,459
Total			85,390

Total Senior Loans (Cost: $370,080)			$371,215

	Shares	Value

Money Market Funds 9.8%

Columbia Short-Term Cash Fund, 0.104% (l)(m)	229,900,125	$229,900,125
Total Money Market Funds (Cost: $229,900,125)		$229,900,125

Total Investments
(Cost: $1,959,745,691) (n)	$2,370,639,446(o)
Other Assets & Liabilities, Net	(33,813,975)
Net Assets	$2,336,825,471

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $51,361 were pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(135)	USD	(29,583,985)	03/2015	—	(42,472)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $67,650,526 or 2.89% of net assets.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $14,813, which represents less than 0.01% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $2,321, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
SACO I, Inc.
CMO Series 1995-1 Class A
09/25/24 0.000%	04-30-1999 - 12-20-2002	4,434

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $2,321, which represents less than 0.01% of net assets.

(j)	Principal and interest may not be guaranteed by the government.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	172,907,678	235,532,676	(178,540,229)	229,900,125	48,237	229,900,125

(n)                                     At November 30, 2014, the cost of securities for federal income tax purposes was approximately $1,959,746,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$416,664,000
Unrealized Depreciation	(5,771,000)
Net Unrealized Appreciation	$410,893,000

(o)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

CMO         Collateralized Mortgage Obligation

PIK           Payment-in-Kind

Currency Legend

USD         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	190,904,748	—	—	190,904,748
Consumer Staples	128,600,802	—	—	128,600,802
Energy	83,535,638	—	—	83,535,638
Financials	278,385,804	—	—	278,385,804
Health Care	232,197,688	—	—	232,197,688
Industrials	163,634,481	—	—	163,634,481
Information Technology	289,754,948	—	—	289,754,948
Materials	25,939,692	—	—	25,939,692
Telecommunication Services	37,012,605	—	—	37,012,605
Total Equity Securities	1,429,966,406	—	—	1,429,966,406
Bonds
Corporate Bonds & Notes	—	236,929,867	—	236,929,867
Residential Mortgage-Backed Securities - Agency	—	200,539,554	—	200,539,554
Residential Mortgage-Backed Securities - Non-Agency	—	7,047,768	2,322	7,050,090
Commercial Mortgage-Backed Securities - Agency	—	89,643,094	—	89,643,094
Commercial Mortgage-Backed Securities - Non-Agency	—	45,941,245	—	45,941,245
Asset-Backed Securities - Non-Agency	—	20,905,918	382,113	21,288,031
Inflation-Indexed Bonds	—	13,383,056	—	13,383,056
U.S. Treasury Obligations	81,678,062	—	—	81,678,062
Foreign Government Obligations	—	11,717,985	—	11,717,985
Municipal Bonds	—	2,230,716	—	2,230,716
Total Bonds	81,678,062	628,339,203	384,435	710,401,700
Other
Senior Loans
Health Care	—	77,892	94,847	172,739
Lodging	—	—	19,095	19,095
All Other Industries	—	179,381	—	179,381
Total Senior Loans	—	257,273	113,942	371,215
Mutual Funds
Money Market Funds	229,900,125	—	—	229,900,125
Total Mutual Funds	229,900,125	—	—	229,900,125
Investments in Securities	1,741,544,593	628,596,476	498,377	2,370,639,446
Derivatives
Liabilities
Futures Contracts	(42,472)	—	—	(42,472)
Total	1,741,502,121	628,596,476	498,377	2,370,596,974

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
59,424	94,967	94,967	59,424

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Contrarian Core Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 13.0%
Auto Components 1.3%
Delphi Automotive PLC	1,004,763	$73,297,461
Hotels, Restaurants & Leisure 2.2%
Aramark	1,051,123	31,954,139
Hilton Worldwide Holdings, Inc. (a)	1,705,981	44,730,822
Las Vegas Sands Corp.	511,470	32,575,524
Wynn Resorts Ltd.	59,361	10,602,468
Total		119,862,953
Household Durables 0.5%
Mohawk Industries, Inc. (a)	190,503	29,259,356
Internet & Catalog Retail 1.0%
Priceline Group, Inc. (The) (a)	46,180	53,577,574
Media 5.1%
CBS Corp., Class B Non Voting	798,350	43,813,448
Comcast Corp., Class A	2,700,908	154,059,792
DIRECTV (a)	249,631	21,895,135
Discovery Communications, Inc., Class A (a)	1,262,220	44,051,478
Viacom, Inc., Class B	152,935	11,566,474
Total		275,386,327
Specialty Retail 2.7%
Cabela’s, Inc. (a)	579,640	31,439,673
Lowe’s Companies, Inc.	1,194,849	76,267,212
Michaels Companies, Inc. (The) (a)	1,135,244	27,313,971
Urban Outfitters, Inc. (a)	274,290	8,865,053
Total		143,885,909
Textiles, Apparel & Luxury Goods 0.2%
Ralph Lauren Corp.	63,600	11,759,640
TOTAL CONSUMER DISCRETIONARY		707,029,220
CONSUMER STAPLES 8.8%
Beverages 2.9%
Diageo PLC, ADR	474,762	58,490,678
PepsiCo, Inc.	975,025	97,600,003
Total		156,090,681
Food & Staples Retailing 4.2%
CVS Health Corp.	1,598,557	146,044,167
Walgreen Co.	1,156,729	79,363,177
Total		225,407,344

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 1.7%
Procter & Gamble Co. (The)	1,050,602	$95,005,939
TOTAL CONSUMER STAPLES		476,503,964
ENERGY 5.7%
Energy Equipment & Services 1.5%
Cameron International Corp. (a)	86,130	4,416,746
Halliburton Co.	1,815,478	76,613,172
Total		81,029,918
Oil, Gas & Consumable Fuels 4.2%
Canadian Natural Resources Ltd.	1,329,870	44,258,074
Chevron Corp.	1,145,428	124,702,746
ConocoPhillips	344,811	22,781,663
Noble Energy, Inc.	727,907	35,798,466
Total		227,540,949
TOTAL ENERGY		308,570,867
FINANCIALS 19.0%
Banks 10.4%
Bank of America Corp.	6,911,579	117,773,306
Citigroup, Inc.	3,316,886	179,012,337
JPMorgan Chase & Co.	2,905,928	174,820,629
Wells Fargo & Co.	1,700,918	92,666,013
Total		564,272,285
Capital Markets 4.7%
BlackRock, Inc.	362,389	130,126,642
Goldman Sachs Group, Inc. (The)	683,270	128,734,901
Total		258,861,543
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B (a)	901,993	134,117,339
Insurance 1.4%
Aon PLC	804,102	74,371,394
TOTAL FINANCIALS		1,031,622,561
HEALTH CARE 15.8%
Biotechnology 3.2%
Celgene Corp. (a)	1,083,098	123,137,412
Vertex Pharmaceuticals, Inc. (a)	416,560	49,104,093
Total		172,241,505

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 7.0%
Abbott Laboratories	2,090,129	$93,031,642
Covidien PLC	1,126,726	113,799,326
Medtronic, Inc.	1,744,500	128,866,215
St. Jude Medical, Inc.	654,320	44,467,587
Total		380,164,770
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	678,114	55,734,189
CIGNA Corp.	532,630	54,802,301
Total		110,536,490
Health Care Technology 0.4%
IMS Health Holdings, Inc. (a)	909,398	22,734,950
Pharmaceuticals 3.2%
Johnson & Johnson	830,576	89,909,852
Perrigo Co. PLC	525,620	84,199,068
Total		174,108,920
TOTAL HEALTH CARE		859,786,635
INDUSTRIALS 11.2%
Aerospace & Defense 3.8%
Honeywell International, Inc.	1,379,599	136,676,873
United Technologies Corp.	627,147	69,036,342
Total		205,713,215
Air Freight & Logistics 0.8%
FedEx Corp.	242,441	43,198,137
Building Products 0.5%
Fortune Brands Home & Security, Inc.	618,593	27,787,198
Commercial Services & Supplies 1.1%
Tyco International PLC	1,416,309	60,759,656
Electrical Equipment 2.0%
Eaton Corp. PLC	1,590,456	107,880,630
Industrial Conglomerates 1.7%
General Electric Co.	3,381,865	89,585,604
Professional Services 0.7%
Dun & Bradstreet Corp. (The)	319,670	40,582,106

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.6%
Kansas City Southern	260,770	$31,015,984
TOTAL INDUSTRIALS		606,522,530
INFORMATION TECHNOLOGY 19.8%
Communications Equipment 0.2%
QUALCOMM, Inc.	129,878	9,468,106
Internet Software & Services 3.7%
Google, Inc., Class A (a)	107,758	59,167,763
Google, Inc., Class C (a)	235,378	127,534,862
Twitter, Inc. (a)	279,660	11,673,008
Total		198,375,633
IT Services 1.9%
MasterCard, Inc., Class A	1,188,690	103,760,750
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Corp., Class A	1,214,334	52,374,225
Skyworks Solutions, Inc.	460,473	31,068,113
Xilinx, Inc.	588,720	26,751,437
Total		110,193,775
Software 5.2%
Electronic Arts, Inc. (a)	1,812,726	79,633,053
Intuit, Inc.	717,589	67,360,079
Microsoft Corp.	2,823,802	135,005,974
Total		281,999,106
Technology Hardware, Storage & Peripherals 6.8%
Apple, Inc.	2,297,931	273,292,934
EMC Corp.	2,424,390	73,580,237
Hewlett-Packard Co.	566,472	22,126,396
Total		368,999,567
TOTAL INFORMATION TECHNOLOGY		1,072,796,937
MATERIALS 1.8%
Chemicals 1.8%
Chemtura Corp. (a)	696,420	16,226,586
Dow Chemical Co. (The)	221,893	10,799,533
Monsanto Co.	573,530	68,771,982
Total		95,798,101
TOTAL MATERIALS		95,798,101

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	2,714,608	$137,332,019
TOTAL TELECOMMUNICATION SERVICES		137,332,019
Total Common Stocks (Cost: $4,004,099,403)		$5,295,962,834

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	115,922,780	$115,922,780
Total Money Market Funds (Cost: $115,922,780)		$115,922,780
Total Investments
(Cost: $4,120,022,183) (d)		$5,411,885,614(e)
Other Assets & Liabilities, Net		16,408,307
Net Assets		$5,428,293,921

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	109,912,819	421,459,477	(415,449,516)	115,922,780	31,308	115,922,780

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $4,120,022,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,309,049,000
Unrealized Depreciation	(17,185,000)
Net Unrealized Appreciation	$1,291,864,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	707,029,220	—	—	707,029,220
Consumer Staples	476,503,964	—	—	476,503,964
Energy	308,570,867	—	—	308,570,867
Financials	1,031,622,561	—	—	1,031,622,561
Health Care	859,786,635	—	—	859,786,635
Industrials	606,522,530	—	—	606,522,530
Information Technology	1,072,796,937	—	—	1,072,796,937
Materials	95,798,101	—	—	95,798,101
Telecommunication Services	137,332,019	—	—	137,332,019
Total Equity Securities	5,295,962,834	—	—	5,295,962,834
Mutual Funds
Money Market Funds	115,922,780	—	—	115,922,780
Total Mutual Funds	115,922,780	—	—	115,922,780
Total	5,411,885,614	—	—	5,411,885,614

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.4%
BRAZIL 7.9%
AmBev SA, ADR	2,628,311	$17,215,437
BB Seguridade Participacoes SA	1,325,900	16,984,584
Estacio Participacoes SA	765,900	8,373,777
Hypermarcas SA (a)	930,000	6,287,202
International Meal Co. Holdings SA	445,500	2,393,840
Itaú Unibanco Holding SA, ADR	1,870,391	28,168,089
M. Dias Branco SA	105,600	4,039,288
Qualicorp SA (a)	964,400	10,341,689
Raia Drogasil SA	352,900	3,415,471
Ultrapar Participacoes SA	629,900	13,409,053
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	677,200	10,742,900
Total		121,371,330
CHINA 19.3%
58.Com, Inc., ADR (a)	88,415	4,313,768
Alibaba Group Holding Ltd., ADR (a)	40,713	4,545,199
ANTA Sports Products Ltd.	2,045,000	4,214,373
Baidu, Inc., ADR (a)	47,007	11,521,886
China Animal Healthcare Ltd.	10,919,000	9,036,726
China Mengniu Dairy Co., Ltd.	2,021,000	8,182,773
China Mobile Ltd.	1,515,000	18,701,388
China Mobile Ltd., ADR	107,951	6,662,736
China Pacific Insurance Group Co., Ltd., Class H	2,816,200	11,761,097
China Petroleum & Chemical Corp., Class H	10,596,000	8,577,278
Chongqing Changan Automobile Co., Ltd., Class B	6,734,759	14,278,785
CIMC Enric Holdings Ltd.	3,858,000	3,949,106
CSPC Pharmaceutical Group Ltd.	5,298,000	4,711,064
CT Environmental Group Ltd.	6,324,566	6,313,105
ENN Energy Holdings Ltd.	1,316,000	8,032,716
GCL-Poly Energy Holdings Ltd. (a)	24,725,000	6,708,159
Guangdong Investment Ltd.	7,954,000	10,961,501
iDreamsky Technology Ltd., ADR (a)	277,152	5,886,708
Industrial & Commercial Bank of China Ltd., Class H	25,659,000	17,342,741
Luye Pharma Group Ltd. (a)	9,278,000	12,177,044
Ourgame International Holdings Ltd. (a)	3,192,000	1,588,746
Pax Global Technology Ltd. (a)	6,361,000	6,985,109
Qihoo 360 Technology Co., Ltd., ADR (a)	114,664	8,522,975
Sinotrans Ltd.	19,847,000	14,940,711
Sound Global Ltd. (a)	4,397,000	4,923,276
Sunny Optical Technology Group Co., Ltd.	2,962,000	5,231,124

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Towngas China Co., Ltd.	4,135,000	$4,185,420
Tencent Holdings Ltd.	2,452,700	39,349,629
Vipshop Holdings Ltd., ADS (a)	652,770	14,922,322
WH Group Ltd. (a)	9,320,000	5,516,108
WuXi PharmaTech (Cayman), Inc. ADR (a)	430,715	14,777,832
Zhuzhou CSR Times Electric Co., Ltd., Class H (b)	1,886,500	8,384,985
Total		307,206,390
CZECH REPUBLIC 0.4%
Komercni Banka AS	24,909	5,534,175
GREECE 0.8%
JUMBO SA	313,632	3,977,855
National Bank of Greece SA (a)	3,812,953	9,103,136
Total		13,080,991
HONG KONG 2.3%
Galaxy Entertainment Group Ltd.	1,075,000	7,325,482
Melco Crown Entertainment Ltd., ADR	453,457	11,735,467
Sands China Ltd.	2,146,400	12,824,548
Total		31,885,497
INDIA 14.9%
Apollo Hospitals Enterprise Ltd.	209,936	3,940,214
Bank of Baroda	326,669	5,699,652
DEN Networks Ltd. (a)	1,476,799	3,580,200
Dish TV India Ltd. (a)	6,778,302	7,111,061
Eicher Motors Ltd.	67,444	15,776,876
Glenmark Pharmaceuticals Ltd.	500,865	6,621,261
HCL Technologies Ltd.	445,966	11,970,372
HDFC Bank Ltd., ADR	352,404	18,779,609
ICICI Bank Ltd., ADR	500,751	29,489,226
IndusInd Bank Ltd.	773,142	9,328,037
ITC Ltd.	1,293,749	7,567,141
Just Dial Ltd.	203,984	5,264,124
Larsen & Toubro Ltd.	265,346	6,997,433
Lupin Ltd.	285,004	6,790,854
Maruti Suzuki India Ltd.	241,034	12,981,218
Motherson Sumi Systems Ltd.	2,192,596	15,108,188
Oil & Natural Gas Corp., Ltd.	674,297	4,130,664
Tata Motors Ltd.	1,004,898	8,581,834
Tech Mahindra Ltd.	287,039	12,198,130
Titan Co., Ltd.	692,193	4,135,732
Ultratech Cement Ltd.	115,922	4,642,116
UPL Ltd.	3,657,677	20,355,327

Issuer	Shares	Value

Common Stocks (continued)
INDIA (CONTINUED)
Yes Bank Ltd.	780,557	$8,903,995
Total		229,953,264
INDONESIA 3.1%
PT Ace Hardware Indonesia Tbk	48,452,900	3,195,028
PT Astra International Tbk	19,247,200	11,223,994
PT Bank Central Asia Tbk	9,149,200	9,845,749
PT Bank Rakyat Indonesia Persero Tbk	7,121,700	6,743,631
PT Matahari Department Store Tbk	7,645,600	9,399,177
PT Nippon Indosari Corpindo Tbk	47,034,000	4,663,318
PT Sumber Alfaria Trijaya Tbk	79,444,900	3,418,764
Total		48,489,661
LUXEMBOURG 0.3%
Atento SA (a)	358,075	3,949,567
MALAYSIA 0.5%
Tenaga Nasional Bhd	1,866,500	7,869,077
MEXICO 3.3%
Alfa SAB de CV, Class A	2,417,400	6,438,987
Cemex SAB de CV, ADR	1,622,856	20,301,928
Grupo Financiero Banorte SAB de CV, Class O	2,344,300	13,192,848
Grupo Mexico SAB de CV, Class B	3,159,990	10,322,460
Total		50,256,223
PERU 1.5%
Credicorp Ltd.	100,326	16,620,005
Southern Copper Corp.	229,537	6,874,633
Total		23,494,638
PHILIPPINES 4.4%
BDO Unibank, Inc.	2,742,190	6,666,029
Bloomberry Resorts Corp. (a)	15,690,100	4,851,808
GT Capital Holdings, Inc.	795,340	19,115,541
Metropolitan Bank & Trust Co.	10,738,022	19,828,576
Robinsons Retail Holdings, Inc.	4,152,540	6,704,357
SM Prime Holdings, Inc.	17,391,400	6,626,944
Universal Robina Corp.	988,720	4,288,633
Total		68,081,888
POLAND 0.6%
Bank Pekao SA	157,040	8,626,315

Issuer	Shares	Value

Common Stocks (continued)
RUSSIAN FEDERATION 3.5%
Lukoil OAO, ADR	302,348	$13,829,398
Magnit PJSC, GDR (c)	194,547	11,254,544
Mail.ru Group Ltd., GDR (a)(c)	316,098	7,327,152
MegaFon OAO (c)	40,596	838,307
MegaFon OAO Registered Shares GDR	158,193	3,266,686
QIWI PLC, ADR	429,968	11,970,309
Yandex NV, Class A (a)	196,683	4,901,340
Total		53,387,736
SOUTH AFRICA 5.1%
Aspen Pharmacare Holdings Ltd.	399,780	14,439,333
AVI Ltd.	1,350,311	9,365,213
Clicks Group Ltd.	738,647	5,309,041
Discovery Ltd.	560,420	5,642,279
Naspers Ltd., Class N	335,616	43,455,601
Total		78,211,467
SOUTH KOREA 14.0%
Duksan Hi-Metal Co., Ltd. (a)	540,698	6,145,151
EO Technics Co., Ltd.	25,264	2,447,535
Hana Financial Group, Inc.	235,525	7,158,132
Hotel Shilla Co., Ltd.	86,500	6,975,118
Hyundai Motor Co.	24,165	3,882,247
Kia Motors Corp.	137,271	6,866,838
Korea Electric Power Corp.	215,097	8,916,112
LG Display Co., Ltd. (a)	241,934	7,424,007
LG Uplus Corp.	1,291,660	12,637,776
Medy-Tox, Inc.	22,383	4,970,643
Naturalendo Tech Co., Ltd. (a)	163,164	7,851,912
NAVER Corp.	17,051	11,614,613
Samchuly Bicycle Co., Ltd.	395,258	7,347,504
Samsung Electronics Co., Ltd.	55,046	63,775,032
Samsung SDI Co., Ltd.	53,702	6,473,428
Shinhan Financial Group Co., Ltd.	371,739	16,623,490
SK Hynix, Inc. (a)	336,444	14,602,788
SK Telecom Co., Ltd.	51,862	13,207,966
Suprema, Inc. (a)	111,235	2,710,093
Wonik IPS Co., Ltd. (a)	333,661	4,222,778
Total		215,853,163
TAIWAN 9.0%
Cathay Financial Holding Co., Ltd.	11,191,850	18,012,827
Chipbond Technology Corp.	2,228,000	4,137,848
CTBC Financial Holding Co., Ltd.	14,319,255	9,723,464
Eclat Textile Co., Ltd.	1,098,200	10,937,874
eMemory Technology, Inc.	382,000	4,330,311
Gigasolar Materials Corp.	387,200	5,984,122

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
Hon Hai Precision Industry Co., Ltd.	3,323,040	$10,415,112
Inotera Memories, Inc. (a)	3,693,000	5,557,139
MediaTek, Inc.	558,000	8,370,992
Merida Industry Co., Ltd.	1,394,400	9,555,428
Merry Electronics Co., Ltd.	1,475,250	5,000,680
MPI Corp.	1,657,000	6,495,658
Pegatron Corp.	3,639,000	8,436,867
Standard Foods Corp.	951,570	2,207,698
Taiwan Semiconductor Manufacturing Co., Ltd.	6,598,048	30,360,272
Total		139,526,292
THAILAND 4.0%
Bangkok Bank PCL, Foreign Registered Shares	3,130,600	19,266,405
Hemaraj Land and Development PCL, Foreign Registered Shares	43,792,900	5,758,028
Kasikornbank PCL, Foreign Registered Shares	2,859,100	21,489,023
Mega Lifesciences PCL, Foreign Registered Shares	7,897,700	4,039,655
Robinson Department Store PCL, Foreign Registered Shares	2,284,000	3,407,183
Thai Union Frozen Products PCL, Foreign Registered Shares	2,872,700	7,589,344
Total		61,549,638
TURKEY 1.7%
Arcelik AS	1,515,179	9,685,578
Turk Traktor ve Ziraat Makineleri AS	85,910	2,699,432
Turkiye Garanti Bankasi AS	3,133,837	13,783,014
Total		26,168,024

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	39,281	$2,609,509
UNITED STATES 0.3%
Luxoft Holding, Inc. (a)	135,439	5,347,132
Total Common Stocks (Cost: $1,301,448,744)		$1,502,451,977

Preferred Stocks 1.0%
BRAZIL 1.0%
Alpargatas SA	1,346,070	4,220,524
Marcopolo SA	1,881,500	3,055,665
Petroleo Brasileiro SA	1,680,000	8,596,472
Total		15,872,661
Total Preferred Stocks (Cost: $22,348,871)		$15,872,661

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.104% (d)(e)	21,550,836	$21,550,836
Total Money Market Funds (Cost: $21,550,836)		$21,550,836
Total Investments
(Cost: $1,345,348,451) (f)		$1,539,875,474(g)
Other Assets & Liabilities, Net		2,779,869
Net Assets		$1,542,655,343

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $8,384,985, which represents 0.54% of net assets.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $19,420,003 or 1.26% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,068,200	126,508,997	(122,026,361)	21,550,836	8,316	21,550,836

(f)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $1,345,348,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$256,866,000
Unrealized Depreciation	(62,339,000)
Net Unrealized Appreciation	$194,527,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,425,406	224,902,652	—	262,328,058
Consumer Staples	30,957,398	76,066,934	—	107,024,332
Energy	27,238,451	12,707,942	—	39,946,393
Financials	123,234,361	262,582,281	—	385,816,642
Health Care	25,119,521	74,578,708	—	99,698,229
Industrials	21,131,454	44,363,557	8,384,985	73,879,996
Information Technology	57,009,318	305,126,970	—	362,136,288
Materials	37,499,022	27,606,953	—	65,105,975
Telecommunication Services	6,662,736	48,652,123	—	55,314,859
Utilities	—	51,201,205	—	51,201,205
Preferred Stocks
Consumer Discretionary	4,220,524	—	—	4,220,524
Energy	8,596,472	—	—	8,596,472
Industrials	3,055,665	—	—	3,055,665
Total Equity Securities	382,150,328	1,127,789,325	8,384,985	1,518,324,638
Mutual Funds
Money Market Funds	21,550,836	—	—	21,550,836
Total Mutual Funds	21,550,836	—	—	21,550,836
Total	403,701,164	1,127,789,325	8,384,985	1,539,875,474

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3. The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, movement in observable market indices, and the position in the security within the respective company’s capital structure.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

	Transfers In			Transfers Out
Level 2 ($)		Level 3 ($)	Level 2 ($)		Level 3 ($)
—		10,920,536	10,920,536		—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%

AUSTRALIA 3.7%

AMP Ltd.	898,359	$4,303,203
Australia and New Zealand Banking Group Ltd.	248,141	6,730,699
BHP Billiton Ltd.	540,496	14,015,015
Coca-Cola Amatil Ltd.	271,078	2,104,889
James Hardie Industries PLC	171,483	1,763,297
Wesfarmers Ltd.	111,371	3,925,204
Total		32,842,307
BRAZIL 0.5%
Natura Cosmeticos SA	181,800	2,507,537
Souza Cruz SA	233,900	1,882,978
Total		4,390,515
CANADA 6.4%
Bank of Montreal	140,584	10,359,635
BCE, Inc.	143,383	6,727,530
Royal Bank of Canada	204,838	14,991,598
Suncor Energy, Inc.	146,672	4,633,368
TELUS Corp.	154,303	5,873,904
Toronto-Dominion Bank (The)	114,298	5,777,372
Toronto-Dominion Bank (The)	179,157	9,045,637
Total		57,409,044
CHINA 0.6%
Great Wall Motor Co., Ltd., Class H	1,074,000	5,421,232
DENMARK 0.3%
TDC A/S	295,440	2,394,645
FRANCE 5.3%
Cie Generale des Etablissements Michelin	63,740	5,861,093
GDF Suez	168,232	4,145,062
Orange SA	386,642	6,810,108
Sanofi	55,052	5,329,861
Schneider Electric SE	34,344	2,801,451
Suez Environnement Co.	141,679	2,512,195
Total SA	324,498	18,153,334
VINCI SA	46,233	2,499,309
Total		48,112,413
GERMANY 2.8%
Allianz SE, Registered Shares	68,571	11,804,886
Freenet AG	100,961	2,980,947

Issuer	Shares	Value

Common Stocks (continued)

GERMANY (CONTINUED)

Siemens AG, Registered Shares	85,430	$10,108,651
Total		24,894,484
HONG KONG 0.3%
Television Broadcasts Ltd.	447,600	2,531,558
INDONESIA 0.1%
PT Telekomunikasi Tbk	4,638,200	1,075,285
ISRAEL 0.6%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	647,051	5,787,871
ITALY 0.4%
Terna Rete Elettrica Nazionale SpA	813,197	3,927,384
JAPAN 2.7%
Canon, Inc.	54,800	1,749,875
Mitsubishi Corp.	114,800	2,169,512
Mitsui & Co., Ltd.	349,100	4,814,585
Mizuho Financial Group, Inc.	2,297,600	3,961,156
Nissan Motor Co., Ltd.	224,700	2,096,442
NTT DoCoMo, Inc.	243,800	3,804,576
Sumitomo Mitsui Financial Group, Inc.	154,600	5,804,477
Total		24,400,623
MALAYSIA 0.5%
Malayan Banking Bhd	1,731,200	4,838,096
NETHERLANDS 1.5%
LyondellBasell Industries NV, Class A	57,133	4,505,508
Unilever NV-CVA	214,215	8,724,807
Total		13,230,315
NEW ZEALAND 0.4%
Spark New Zealand Ltd.	1,619,840	3,885,535
NORWAY 0.5%
Telenor ASA	217,647	4,594,648
POLAND 0.6%
Powszechny Zaklad Ubezpieczen SA	37,357	5,328,547
SPAIN 2.3%
Enagas SA	141,142	4,726,297

Issuer	Shares	Value

Common Stocks (continued)

SPAIN (CONTINUED)

Endesa SA	231,907	$4,482,631
Ferrovial SA	178,342	3,654,594
Red Electrica Corp. SA	55,366	5,071,801
Repsol SA	131,578	2,953,173
Total		20,888,496
SWEDEN 1.3%
Atlas Copco AB, Class B	168,596	4,479,132
Skanska AB, Class B	153,157	3,298,712
TeliaSonera AB	593,412	4,233,797
Total		12,011,641
SWITZERLAND 9.4%
ABB Ltd.	198,895	4,464,717
ACE Ltd.	54,478	6,229,015
Nestlé SA, Registered Shares	295,227	22,166,850
Novartis AG, ADR	143,334	13,853,231
Novartis AG, Registered Shares	77,774	7,525,867
Roche Holding AG, Genusschein Shares	63,034	18,879,213
Swiss Re AG	102,807	8,788,469
Swisscom AG	2,093	1,270,421
Transocean Ltd.	49,329	1,036,402
Total		84,214,185
UNITED KINGDOM 19.8%
Amec Foster Wheeler PLC	136,205	1,988,169
AstraZeneca PLC	114,247	8,530,091
BAE Systems PLC	472,645	3,551,823
BAE Systems PLC, ADR	107,557	3,233,163
BP PLC	2,972,506	19,510,110
British American Tobacco PLC	212,434	12,590,980
GlaxoSmithKline PLC	320,880	7,443,035
HSBC Holdings PLC	951,457	9,466,938
HSBC Holdings PLC, ADR	364,156	18,116,761
Imperial Tobacco Group PLC	294,966	13,637,809
Inmarsat PLC	316,590	3,928,910
Marks & Spencer Group PLC	455,312	3,474,198
National Grid PLC	888,070	12,900,635
Pearson PLC	426,944	8,209,371
Rio Tinto PLC	220,377	10,301,047
Royal Dutch Shell PLC, Class A	784,543	26,132,847
Vodafone Group PLC	2,919,948	10,670,361
Vodafone Group PLC, ADR	115,903	4,236,255
Total		177,922,503
UNITED STATES 37.1%
AbbVie, Inc.	231,045	15,988,314
Altria Group, Inc.	371,643	18,678,777

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

AT&T, Inc.	267,706	$9,471,438
Bristol-Myers Squibb Co.	149,590	8,833,290
Chevron Corp.	96,807	10,539,378
Cisco Systems, Inc.	599,163	16,560,865
CMS Energy Corp.	150,999	4,998,067
Coca-Cola Co. (The)	209,945	9,411,834
ConocoPhillips	188,771	12,472,100
Consolidated Edison, Inc.	25,405	1,604,326
Devon Energy Corp.	57,560	3,394,313
Dow Chemical Co. (The)	340,103	16,552,813
DTE Energy Co.	60,047	4,891,429
Duke Energy Corp.	145,025	11,732,522
Eli Lilly & Co.	42,658	2,905,863
Intel Corp.	205,123	7,640,832
Johnson & Johnson	211,484	22,893,143
JPMorgan Chase & Co.	49,573	2,982,312
Kraft Foods Group, Inc.	35,789	2,153,424
Lockheed Martin Corp.	63,861	12,233,213
McDonald’s Corp.	45,271	4,382,686
Merck & Co., Inc.	293,504	17,727,642
Microchip Technology, Inc.	123,365	5,569,930
Occidental Petroleum Corp.	39,163	3,124,033
Pfizer, Inc.	620,313	19,322,750
PG&E Corp.	151,748	7,663,274
Philip Morris International, Inc.	184,923	16,075,356
Procter & Gamble Co. (The)	307,137	27,774,399
RR Donnelley & Sons Co.	367,593	6,190,266
Seagate Technology PLC	34,846	2,303,669
Sempra Energy	60,825	6,795,977
Southern Co. (The)	83,132	3,942,951
SYSCO Corp.	127,240	5,122,682
Verizon Communications, Inc.	127,276	6,438,893
Walgreen Co.	26,800	1,838,748
Xcel Energy, Inc.	93,219	3,163,853
Total	333,375,362
Total Common Stocks (Cost: $794,278,610)	$873,476,689

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (a) 0.3%

NETHERLANDS 0.3%

Volkswagen International Finance NV (b)
11/09/15	5.500%	1,700,000	$2,349,561
Total Convertible Bonds (Cost: $2,200,785)	$2,349,561

	Shares	Value

Money Market Funds 2.0%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	18,242,868	$18,242,868
Total Money Market Funds (Cost: $18,242,868)		$18,242,868

Total Investments
(Cost: $814,722,263) (e)	$894,069,118(f)
Other Assets & Liabilities, Net	5,074,375
Net Assets	$899,143,493

Notes to Portfolio of Investments

(a)                                     Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $2,349,561 or 0.26% of net assets.

(c)                                     The rate shown is the seven-day current annualized yield at November 30, 2014.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,509,763	55,959,323	(47,226,218)	18,242,868	4,932	18,242,868

(e)                                     At November 30, 2014, the cost of securities for federal income tax purposes was approximately $814,722,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$114,412,000
Unrealized Depreciation	(35,065,000)
Net Unrealized Appreciation	$79,347,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,382,685	27,593,895	—	31,976,580
Consumer Staples	85,445,736	63,150,539	—	148,596,275
Energy	35,199,594	68,737,633	—	103,937,227
Financials	67,502,329	61,026,472	—	128,528,801
Health Care	101,524,232	47,708,066	—	149,232,298
Industrials	21,656,643	41,842,488	—	63,499,131
Information Technology	32,075,296	1,749,875	—	33,825,171
Materials	21,058,321	26,079,358	—	47,137,679
Telecommunication Services	38,535,892	45,649,231	—	84,185,123
Utilities	44,792,399	37,766,005	—	82,558,404
Total Equity Securities	452,173,127	421,303,562	—	873,476,689
Bonds
Convertible Bonds	—	2,349,561	—	2,349,561
Total Bonds	—	2,349,561	—	2,349,561
Mutual Funds
Money Market Funds	18,242,868	—	—	18,242,868
Total Mutual Funds	18,242,868	—	—	18,242,868
Total	470,415,995	423,653,123	—	894,069,118

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.3%
AUSTRALIA 2.2%
BHP Billiton Ltd., ADR	97,543	$5,036,145
Tronox Ltd., Class A	70,188	1,582,740
Total		6,618,885
CANADA 8.9%
Agnico Eagle Mines Ltd.	68,390	1,606,481
Canadian Natural Resources Ltd.	56,799	1,890,271
Cenovus Energy, Inc.	117,261	2,595,431
EnCana Corp.	82,931	1,308,651
First Quantum Minerals Ltd.	150,274	2,469,303
Goldcorp, Inc.	128,399	2,521,756
Methanex Corp.	28,195	1,456,554
Silver Wheaton Corp.	55,036	1,096,317
Suncor Energy, Inc.	204,889	6,475,460
Suncor Energy, Inc.	85,191	2,691,184
Tourmaline Oil Corp. (a)	44,229	1,487,580
Yamana Gold, Inc.	214,882	812,254
Total		26,411,242
CURCAO 3.0%
Schlumberger Ltd.	102,928	8,846,662
FRANCE 3.3%
Air Liquide SA	18,561	2,335,664
Lafarge SA	28,621	2,034,967
Total SA	99,594	5,571,569
Total		9,942,200
GERMANY 2.1%
BASF SE	70,098	6,363,797
IRELAND 0.5%
Weatherford International PLC (a)	103,957	1,361,837
NETHERLANDS 1.3%
LyondellBasell Industries NV, Class A	49,549	3,907,434
SWITZERLAND 0.6%
Clariant AG, Registered Shares	97,760	1,770,556
UNITED KINGDOM 17.1%
Anglo American PLC	111,774	2,307,219
BG Group PLC	132,258	1,859,696
BP PLC	1,871,536	12,283,869
BP PLC, ADR	18,582	730,644
Cairn Energy PLC (a)	194,961	494,860

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDON (CONTINUED)
Croda International PLC	66,971	$2,567,097
Randgold Resources Ltd.	21,362	1,419,117
Rio Tinto PLC	219,485	10,259,352
Rio Tinto PLC, ADR	145	6,757
Royal Dutch Shell PLC, Class A	576,606	19,206,540
Total		51,135,151
UNITED STATES 56.3%
Albemarle Corp.	61,452	3,628,126
Anadarko Petroleum Corp.	69,437	5,495,939
Antero Resources Corp. (a)	28,297	1,327,695
Apache Corp.	13,910	891,492
Atwood Oceanics, Inc. (a)	34,678	1,112,817
Bemis Co., Inc.	87,574	3,497,706
Cabot Oil & Gas Corp.	30,102	994,570
Celanese Corp., Class A	44,054	2,646,324
Cheniere Energy, Inc. (a)	10,449	689,530
Chevron Corp.	98,581	10,732,513
Cimarex Energy Co.	11,725	1,230,539
Cobalt International Energy, Inc. (a)	165,769	1,491,921
ConocoPhillips	82,981	5,482,555
Devon Energy Corp.	48,721	2,873,077
Dow Chemical Co. (The)	130,293	6,341,360
Eastman Chemical Co.	44,054	3,652,958
EI du Pont de Nemours & Co.	106,243	7,585,750
EOG Resources, Inc.	36,362	3,153,313
EQT Corp.	28,488	2,591,838
Exxon Mobil Corp.	267,419	24,212,116
FMC Technologies, Inc. (a)	30,582	1,460,902
Freeport-McMoRan, Inc.	217,076	5,828,491
Halliburton Co.	92,224	3,891,853
HollyFrontier Corp.	36,643	1,495,767
Independence Contract Drilling, Inc. (a)	95,049	655,838
International Paper Co.	51,530	2,773,345
Kinder Morgan, Inc.	163,323	6,753,406
Kosmos Energy Ltd. (a)	162,060	1,351,580
Marathon Petroleum Corp.	28,838	2,598,015
Martin Marietta Materials, Inc.	18,311	2,198,052
Monsanto Co.	82,132	9,848,448
Mosaic Co. (The)	82,601	3,780,648
Noble Energy, Inc.	24,468	1,203,336
Nucor Corp.	87,157	4,674,230
Occidental Petroleum Corp.	89,162	7,112,453
ONEOK, Inc.	29,100	1,576,056
PBF Energy, Inc., Class A	25,379	717,211
Peabody Energy Corp.	39,071	395,008
Phillips 66	21,162	1,545,249

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
PPG Industries, Inc.	21,782	$4,766,337
Praxair, Inc.	33,948	4,358,244
Range Resources Corp.	11,868	779,134
SemGroup Corp., Class A	22,246	1,645,982
Tesoro Corp.	19,478	1,492,404
Valero Energy Corp.	53,707	2,610,697
Williams Companies, Inc. (The)	56,329	2,915,026
Total		168,059,851
Total Common Stocks (Cost: $269,365,081)		$284,417,615

Warrants 0.5%
UNITED STATES 0.5%
Kinder Morgan, Inc. (a)	351,586	1,339,542
Total Warrants (Cost: $1,791,083)		$1,339,542

Limited Partnerships 1.7%
UNITED STATES 1.7%
Enterprise Products Partners LP	51,159	1,910,277
PBF Logistics LP	62,983	1,437,902
Plains GP Holdings LP, Class A	68,814	1,787,788
Total		5,135,967
Total Limited Partnerships (Cost: $4,575,734)		$5,135,967

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	1,030,086	$1,030,086
Total Money Market Funds (Cost: $1,030,086)		$1,030,086
Total Investments
(Cost: $276,761,984) (d)		$291,923,210(e)
Other Assets & Liabilities, Net		6,655,026
Net Assets		$298,578,236

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	12/29/14	1,093,000 CAD	971,409 USD	16,195	—
Goldman, Sachs & Co.	12/29/14	2,381,000 GBP	3,802,308 USD	83,741	—
Goldman, Sachs & Co.	12/29/14	9,824,926 USD	11,293,000 AUD	—	(234,516)
Goldman, Sachs & Co.	12/29/14	3,818,086 USD	3,678,000 CHF	—	(10,057)
Goldman, Sachs & Co.	12/29/14	635,916 USD	3,784,000 DKK	—	(3,423)
Goldman, Sachs & Co.	12/29/14	20,358,109 USD	16,275,000 EUR	—	(118,036)
Goldman, Sachs & Co.	12/29/14	953,789 USD	3,620,000 ILS	—	(24,203)
Goldman, Sachs & Co.	12/29/14	13,593,647 USD	1,538,442,000 JPY	—	(627,385)
Goldman, Sachs & Co.	12/29/14	3,496,228 USD	23,744,000 NOK	—	(115,016)
Goldman, Sachs & Co.	12/29/14	1,587,192 USD	2,050,000 NZD	16,236	—
Goldman, Sachs & Co.	12/29/14	2,232,397 USD	16,484,000 SEK	—	(21,574)
Goldman, Sachs & Co.	12/29/14	1,589,368 USD	2,045,000 SGD	—	(21,686)
Total				116,172	(1,175,896)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	660,004	23,025,927	(22,655,845)	1,030,086	273	1,030,086

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $276,762,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,746,000
Unrealized Depreciation	(20,585,000)
Net Unrealized Appreciation	$15,161,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Energy	129,867,552	39,416,533	—	169,284,085
Materials	86,075,760	29,057,770	—	115,133,530
Warrants
Energy	1,339,542	—	—	1,339,542
Total Equity Securities	217,282,854	68,474,303	—	285,757,157
Other
Limited Partnerships	5,135,967	—	—	5,135,967
Total Other	5,135,967	—	—	5,135,967
Mutual Funds
Money Market Funds	1,030,086	—	—	1,030,086
Total Mutual Funds	1,030,086	—	—	1,030,086
Investments in Securities	223,448,907	68,474,303	—	291,923,210
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	116,172	—	116,172
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,175,896)	—	(1,175,896)
Total	223,448,907	67,414,579	—	290,863,486

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Global Technology Growth Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CHINA 4.1%

Alibaba Group Holding Ltd., ADR (a)	27,234	$3,040,404
Baidu, Inc., ADR (a)	12,601	3,088,631
Ctrip.com International Ltd., ADR (a)	10,524	569,138
NetEase, Inc., ADR	12,214	1,290,653
Qihoo 360 Technology Co., Ltd., ADR (a)	21,100	1,568,363
Soufun Holdings Ltd., ADR	123,885	1,082,755
Total		10,639,944
FINLAND 0.7%
Nokia OYJ, ADR	210,493	1,734,462
GERMANY 0.6%
SAP SE, ADR	21,897	1,539,797
ISLE OF MAN 1.1%
Eros International PLC (a)	136,850	2,949,118
ISRAEL 1.5%
Check Point Software Technologies Ltd. (a)	32,867	2,540,948
CyberArk Software Ltd. (a)	5,596	231,227
Stratasys Ltd. (a)	10,532	1,073,948
Total		3,846,123
MALAYSIA 0.1%
MOL Global, Inc. ADR (a)(b)	41,803	187,696
NETHERLANDS 2.6%
ASML Holding NV	20,678	2,185,251
Mobileye NV (a)	14,125	622,630
NXP Semiconductor NV (a)	51,504	4,007,526
Total		6,815,407
SINGAPORE 1.3%
Avago Technologies Ltd.	36,991	3,454,959
SOUTH AFRICA 0.3%
MiX Telematics Ltd., ADR (a)	88,677	765,283
SWEDEN 0.7%
Telefonaktiebolaget LM Ericsson, ADR	145,231	1,828,458
SWITZERLAND 0.8%
TE Connectivity Ltd.	34,520	2,216,184

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	87,718	$2,058,741
UNITED KINGDOM 0.7%
ARM Holdings PLC, ADR	41,684	1,785,743
UNITED STATES 81.8%
A10 Networks, Inc. (a)	75,475	307,938
Accenture PLC, Class A	19,652	1,696,557
Activision Blizzard, Inc.	136,212	2,948,990
Acxiom Corp. (a)	42,300	804,969
Adobe Systems, Inc. (a)	30,968	2,281,722
Akamai Technologies, Inc. (a)	32,309	2,087,485
Alliance Data Systems Corp. (a)	10,954	3,131,420
Altera Corp.	64,442	2,424,308
Amazon.com, Inc. (a)	4,112	1,392,488
Amphenol Corp., Class A	66,418	3,561,997
Apple, Inc.	136,191	16,197,196
Applied Materials, Inc.	153,188	3,684,171
Aspen Technology, Inc. (a)	17,693	667,734
Autodesk, Inc. (a)	47,200	2,926,400
Automatic Data Processing, Inc.	30,624	2,622,639
Barracuda Networks, Inc. (a)	50,764	1,823,951
Blackhawk Network Holdings, Inc. (a)	4,309	156,503
Broadcom Corp., Class A	81,175	3,501,078
Cisco Systems, Inc.	108,916	3,010,438
Citrix Systems, Inc. (a)	27,480	1,822,199
Cognizant Technology Solutions Corp., Class A (a)	37,493	2,024,247
Comcast Corp., Class A	40,035	2,283,596
Computer Sciences Corp.	33,701	2,135,969
Corning, Inc.	61,108	1,284,490
eBay, Inc. (a)	30,553	1,676,749
Electronic Arts, Inc. (a)	79,864	3,508,426
EMC Corp.	85,734	2,602,027
Equinix, Inc.	12,411	2,819,407
Expedia, Inc.	14,729	1,283,043
F5 Networks, Inc. (a)	23,563	3,044,104
Facebook, Inc., Class A (a)	72,167	5,607,376
Fidelity National Information Services, Inc.	37,507	2,295,053
First Solar, Inc. (a)	17,660	861,808
Fiserv, Inc. (a)	45,558	3,256,941
FleetCor Technologies, Inc. (a)	16,753	2,544,613
Gartner, Inc. (a)	8,204	701,278
Google, Inc., Class A (a)	7,368	4,045,621
Google, Inc., Class C (a)	6,333	3,431,409
Guidewire Software, Inc. (a)	25,087	1,266,141

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Hewlett-Packard Co.	26,834	$1,048,136
Infinera Corp. (a)	26,790	365,148
Informatica Corp. (a)	24,372	886,653
Intel Corp.	77,558	2,889,036
International Business Machines Corp.	7,557	1,225,519
Intuit, Inc.	32,163	3,019,141
Juniper Networks, Inc.	48,320	1,070,771
KLA-Tencor Corp.	32,445	2,252,981
Lam Research Corp.	43,196	3,569,717
Linear Technology Corp.	49,029	2,256,805
LinkedIn Corp., Class A (a)	11,060	2,502,546
Marvell Technology Group Ltd.	100,058	1,432,831
MasterCard, Inc., Class A	28,811	2,514,912
Maxim Integrated Products, Inc.	52,614	1,555,796
Microchip Technology, Inc.	38,080	1,719,312
Micron Technology, Inc. (a)	116,223	4,178,217
Microsemi Corp. (a)	51,882	1,411,190
Microsoft Corp.	118,958	5,687,382
Motorola Solutions, Inc.	9,536	626,706
NetApp, Inc.	44,721	1,902,879
Netflix, Inc. (a)	2,219	769,083
NVIDIA Corp.	111,652	2,341,342
Oracle Corp.	56,016	2,375,639
Palo Alto Networks, Inc. (a)	9,824	1,208,352
Paychex, Inc.	33,517	1,589,041
Power Integrations, Inc.	7,423	372,338
Priceline Group, Inc. (The) (a)	1,676	1,944,478
PTC, Inc. (a)	29,941	1,169,795
QUALCOMM, Inc.	28,417	2,071,599
Rambus, Inc. (a)	86,018	1,019,313
Red Hat, Inc. (a)	31,971	1,986,998
RetailMeNot, Inc. (a)	31,307	460,996
RF Micro Devices, Inc. (a)	172,440	2,519,348
Ruckus Wireless, Inc. (a)	56,861	651,627
Salesforce.com, Inc. (a)	55,025	3,294,347
SanDisk Corp.	21,140	2,187,144
SBA Communications Corp., Class A (a)	20,507	2,495,087
Seagate Technology PLC	47,862	3,164,157
ServiceNow, Inc. (a)	36,984	2,365,497
Shutterstock, Inc. (a)	7,447	559,865
Skyworks Solutions, Inc.	41,418	2,794,473

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Splunk, Inc. (a)	24,123	$1,618,653
Synaptics, Inc. (a)	8,305	523,132
Teradata Corp. (a)	11,828	533,916
Teradyne, Inc.	34,513	685,083
Texas Instruments, Inc.	31,961	1,739,318
Total System Services, Inc.	42,267	1,394,388
TripAdvisor, Inc. (a)	7,466	549,871
Twitter, Inc. (a)	13,235	552,429
Vantiv, Inc., Class A (a)	29,549	996,983
VeriSign, Inc. (a)	41,559	2,497,696
Verisk Analytics, Inc., Class A (a)	7,917	490,696
Verizon Communications, Inc.	17,187	869,490
Visa, Inc., Class A	15,061	3,888,600
VMware, Inc., Class A (a)	17,329	1,524,259
Walt Disney Co. (The)	28,102	2,599,716
Western Digital Corp.	32,413	3,347,291
Western Union Co. (The)	96,457	1,792,171
Workday, Inc., Class A (a)	13,646	1,187,884
Xilinx, Inc.	45,635	2,073,654
Yelp, Inc. (a)	10,515	600,301
Yodlee, Inc. (a)	50,345	595,581
Total		213,239,790
Total Common Stocks (Cost: $187,272,056)		$253,061,705

	Shares	Value

Exchange-Traded Funds 0.3%
Market Vectors Semiconductor ETF	13,691	760,535
Total Exchange-Traded Funds (Cost: $457,132)		$760,535
	Shares	Value

Money Market Funds 3.1%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	8,085,832	$8,085,832
Total Money Market Funds (Cost: $8,085,832)		$8,085,832
Total Investments (Cost: $195,815,020) (e)		$261,908,072(f)
Other Assets & Liabilities, Net		(1,241,319)
Net Assets		$260,666,753

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted $187,696, which represents 0.07% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,768,139	20,926,782	(17,609,089)	8,085,832	1,396	8,085,832

(e)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $195,815,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,223,000
Unrealized Depreciation	(3,130,000)
Net Unrealized Appreciation	$66,093,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	14,801,527	—	—	14,801,527
Industrials	1,255,978	—	—	1,255,978
Information Technology	233,451,927	—	187,696	233,639,623
Telecommunication Services	3,364,577	—	—	3,364,577
Exchange-Traded Funds	760,535	—	—	760,535
Total Equity Securities	253,634,544	—	187,696	253,822,240
Mutual Funds
Money Market Funds	8,085,832	—	—	8,085,832
Total Mutual Funds	8,085,832	—	—	8,085,832
Total	261,720,376	—	187,696	261,908,072

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund foes not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are values using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, movement in observable market indices, and the position in the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurements.

Portfolio of Investments

Columbia Greater China Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 11.5%
Automobiles 1.9%
Chongqing Changan Automobile Co., Ltd., Class B	1,201,700	$2,547,800
Hotels, Restaurants & Leisure 3.2%
Galaxy Entertainment Group Ltd.	271,000	1,846,703
Sands China Ltd.	390,800	2,334,995
Total		4,181,698
Household Durables 1.6%
Haier Electronics Group Co., Ltd.	749,000	2,091,715
Internet & Catalog Retail 2.5%
Vipshop Holdings Ltd., ADS (a)	146,556	3,350,270
Textiles, Apparel & Luxury Goods 2.3%
ANTA Sports Products Ltd.	652,000	1,343,653
Luthai Textile Co., Ltd., Class B	1,276,026	1,699,668
Total		3,043,321
TOTAL CONSUMER DISCRETIONARY		15,214,804
CONSUMER STAPLES 1.8%
Food Products 1.3%
China Mengniu Dairy Co., Ltd.	322,000	1,303,737
Tingyi Cayman Islands Holding Corp.	162,000	384,742
Total		1,688,479
Personal Products 0.5%
Hengan International Group Co., Ltd.	61,000	661,737
TOTAL CONSUMER STAPLES		2,350,216
ENERGY 2.7%
Oil, Gas & Consumable Fuels 2.7%
CNOOC Ltd.	1,486,500	2,147,969
PetroChina Co., Ltd., Class H	1,380,000	1,477,568
Total		3,625,537
TOTAL ENERGY		3,625,537
FINANCIALS 28.8%
Banks 12.2%
Bank of China Ltd., Class H	8,809,000	4,535,022
China Construction Bank Corp., Class H	4,917,340	3,719,415

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Industrial & Commercial Bank of China Ltd., Class H	11,732,000	$7,929,578
Total		16,184,015
Capital Markets 3.9%
China Everbright Ltd.	486,000	1,123,214
Haitong Securities Co., Ltd., Class H	1,925,670	4,085,934
Total		5,209,148
Insurance 8.0%
China Life Insurance Co., Ltd., Class H	908,000	3,207,034
China Pacific Insurance Group Co., Ltd., Class H	66,800	278,972
PICC Property & Casualty Co., Ltd., Class H	1,344,000	2,700,715
Ping An Insurance Group Co. of China Ltd., Class H	520,500	4,353,826
Total		10,540,547
Real Estate Management & Development 4.7%
China Overseas Land & Investment Ltd.	1,134,320	3,400,250
China Vanke Co., Ltd., Class H (a)	1,336,910	2,737,517
Total		6,137,767
TOTAL FINANCIALS		38,071,477
HEALTH CARE 14.2%
Biotechnology 1.6%
China Biologic Products, Inc. (a)	32,159	2,202,248
Life Sciences Tools & Services 2.9%
WuXi PharmaTech (Cayman), Inc. ADR (a)	110,963	3,807,141
Pharmaceuticals 9.7%
China Animal Healthcare Ltd.	912,000	754,785
China Medical System Holdings Ltd.	1,469,000	2,489,642
CSPC Pharmaceutical Group Ltd.	3,378,000	3,003,770
Dawnrays Pharmaceutical Holdings Ltd.	1,024,000	961,248
Lijun International Pharmaceutical Holding Co., Ltd.	2,734,000	1,261,225
Luye Pharma Group Ltd. (a)	2,233,500	2,931,389
Sihuan Pharmaceutical Holdings Group Ltd.	1,924,000	1,436,327
Total		12,838,386
TOTAL HEALTH CARE		18,847,775

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 7.1%
Aerospace & Defense 0.9%
Aerospace Industrial Development Corp. (a)	1,079,000	$1,189,234
Air Freight & Logistics 3.0%
Kerry Logistics Network Ltd.	639,000	1,039,415
Sinotrans Ltd.	3,939,000	2,965,257
Total		4,004,672
Commercial Services & Supplies 0.9%
Dongjiang Environmental Co. Ltd. Class H	292,400	1,128,016
Construction & Engineering 0.4%
Beijing Urban Construction Design & Development Group Co., Ltd. Class H (a)	990,000	559,342
Electrical Equipment 1.2%
Zhuzhou CSR Times Electric Co., Ltd., Class H (b)	367,500	1,633,439
Industrial Conglomerates 0.6%
Hutchison Whampoa Ltd.	62,000	776,052
Machinery 0.1%
CIMC Enric Holdings Ltd.	170,000	174,014
TOTAL INDUSTRIALS		9,464,769
INFORMATION TECHNOLOGY 22.3%
Electronic Equipment, Instruments & Components 2.8%
Hon Hai Precision Industry Co., Ltd.	169,640	531,688
Merry Electronics Co., Ltd.	100	339
Pax Global Technology Ltd. (a)	2,369,000	2,601,434
Sunny Optical Technology Group Co., Ltd.	354,000	625,192
Total		3,758,653
Internet Software & Services 18.0%
58.Com, Inc., ADR (a)	7,589	370,267
Alibaba Group Holding Ltd., ADR (a)	16,314	1,821,295
Baidu, Inc., ADR (a)	21,272	5,213,980
Tencent Holdings Ltd.	1,020,300	16,369,074
Total		23,774,616

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 0.6%
GCL-Poly Energy Holdings Ltd. (a)	3,054,000	$828,583
Technology Hardware, Storage & Peripherals 0.9%
Pegatron Corp.	483,000	1,119,815
TOTAL INFORMATION TECHNOLOGY		29,481,667
TELECOMMUNICATION SERVICES 6.8%
Wireless Telecommunication Services 6.8%
China Mobile Ltd.	731,500	9,029,746
TOTAL TELECOMMUNICATION SERVICES		9,029,746
UTILITIES 3.6%
Gas Utilities 2.2%
China Gas Holdings Ltd.	420,000	782,913
ENN Energy Holdings Ltd.	348,000	2,124,153
Total		2,907,066
Water Utilities 1.4%
CT Environmental Group Ltd.	1,167,590	1,165,474
Guangdong Investment Ltd.	488,000	672,519
Total		1,837,993
TOTAL UTILITIES		4,745,059
Total Common Stocks (Cost: $81,696,829)		$130,831,050

	Shares	Value

Money Market Funds 3.6%
Columbia Short-Term Cash Fund, 0.104% (c)(d)	4,708,392	$4,708,392
Total Money Market Funds (Cost: $4,708,392)		$4,708,392
Total Investments
(Cost: $86,405,221) (e)		$135,539,442(f)
Other Assets & Liabilities, Net		(3,141,087)
Net Assets		$132,398,355

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,633,439, which represents 1.23% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,793,843	17,171,035	(16,256,486)	4,708,392	1,263	4,708,392

(e)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $86,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$49,883,000
Unrealized Depreciation	(749,000)
Net Unrealized Appreciation	$49,134,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
ADS	American Depositary Share

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated August 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	3,350,270	11,864,534	—	15,214,804
Consumer Staples	—	2,350,216	—	2,350,216
Energy	—	3,625,537	—	3,625,537
Financials	—	38,071,477	—	38,071,477
Health Care	6,009,389	12,838,386	—	18,847,775
Industrials	—	9,464,769	—	9,464,769
Information Technology	7,405,542	22,076,125	—	29,481,667
Telecommunication Services	—	9,029,746	—	9,029,746
Utilities	—	4,745,059	—	4,745,059
Total Equity Securities	16,765,201	114,065,849	—	130,831,050
Mutual Funds
Money Market Funds	4,708,392	—	—	4,708,392
Total Mutual Funds	4,708,392	—	—	4,708,392
Total	21,473,593	114,065,849	—	135,539,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 23.5%
Auto Components 2.1%
BorgWarner, Inc.	450,510	$25,480,846
Delphi Automotive PLC	305,903	22,315,624
Total		47,796,470
Automobiles 1.0%
Harley-Davidson, Inc.	186,280	12,979,990
Tesla Motors, Inc. (a)	38,840	9,497,157
Total		22,477,147
Hotels, Restaurants & Leisure 3.2%
Chipotle Mexican Grill, Inc. (a)	37,320	24,766,299
Hilton Worldwide Holdings, Inc. (a)	449,720	11,791,658
Starwood Hotels & Resorts Worldwide, Inc.	284,746	22,494,934
Wynn Resorts Ltd.	75,808	13,540,067
Total		72,592,958
Household Durables 2.2%
Harman International Industries, Inc.	173,420	18,821,273
Lennar Corp., Class A	415,530	19,629,637
Mohawk Industries, Inc. (a)	78,230	12,015,346
Total		50,466,256
Internet & Catalog Retail 1.3%
TripAdvisor, Inc. (a)	275,489	20,289,765
Zulily, Inc., Class A (a)	318,820	9,159,698
Total		29,449,463
Media 2.5%
Charter Communications Inc., Class A (a)	89,735	15,228,029
DISH Network Corp., Class A (a)	275,880	21,907,631
Interpublic Group of Companies, Inc. (The)	965,940	19,598,923
Total		56,734,583
Multiline Retail 2.7%
Dollar Tree, Inc. (a)	522,536	35,720,561
Macy’s, Inc.	386,609	25,094,790
Total		60,815,351
Specialty Retail 4.1%
Best Buy Co., Inc.	303,400	11,956,994
Cabela’s, Inc. (a)	384,850	20,874,264
Foot Locker, Inc.	414,715	23,759,022
O’Reilly Automotive, Inc. (a)	90,330	16,506,904
Tractor Supply Co.	265,420	20,418,761
Total		93,515,945

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 4.4%
Fossil Group, Inc. (a)	114,010	$12,737,197
Hanesbrands, Inc.	88,240	10,211,133
Michael Kors Holdings Ltd. (a)	259,591	19,913,226
PVH Corp.	117,830	14,980,906
Ralph Lauren Corp.	86,990	16,084,451
VF Corp.	328,120	24,664,780
Total		98,591,693
TOTAL CONSUMER DISCRETIONARY		532,439,866
CONSUMER STAPLES 7.0%
Beverages 2.1%
Coca-Cola Enterprises, Inc.	260,830	11,460,870
Constellation Brands, Inc., Class A (a)	284,180	27,394,952
Monster Beverage Corp. (a)	67,870	7,611,621
Total		46,467,443
Food & Staples Retailing 1.6%
Kroger Co. (The)	451,680	27,028,531
United Natural Foods, Inc. (a)	129,130	9,709,285
Total		36,737,816
Food Products 2.2%
Hain Celestial Group, Inc. (The) (a)	110,490	12,509,678
Hershey Co. (The)	176,071	17,656,400
Mead Johnson Nutrition Co.	191,617	19,897,509
Total		50,063,587
Personal Products 0.3%
Herbalife Ltd.	178,258	7,709,658
Tobacco 0.8%
Lorillard, Inc.	278,650	17,593,961
TOTAL CONSUMER STAPLES		158,572,465
ENERGY 6.5%
Energy Equipment & Services 2.8%
Cameron International Corp. (a)	357,705	18,343,112
FMC Technologies, Inc. (a)	351,770	16,804,053
Nabors Industries Ltd.	632,740	8,301,549
Oceaneering International, Inc.	114,301	7,167,816
Superior Energy Services, Inc.	673,570	13,006,636
Total		63,623,166

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 3.7%
Cabot Oil & Gas Corp.	1,003,342	$33,150,420
Concho Resources, Inc. (a)	242,507	23,098,792
Continental Resources, Inc. (a)	694,420	28,457,331
Total		84,706,543
TOTAL ENERGY		148,329,709
FINANCIALS 8.9%
Banks 2.4%
BankUnited, Inc.	201,907	6,097,591
Signature Bank (a)	256,321	31,084,048
SVB Financial Group (a)	159,186	16,738,408
Total		53,920,047
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	175,450	35,719,866
T. Rowe Price Group, Inc.	163,790	13,671,551
Total		49,391,417
Consumer Finance 0.5%
PRA Group, Inc. (a)	201,060	11,766,031
Diversified Financial Services 2.5%
McGraw Hill Financial, Inc.	307,020	28,694,089
Moody’s Corp.	272,775	27,553,003
Total		56,247,092
Insurance 0.5%
Aon PLC	135,010	12,487,075
Thrifts & Mortgage Finance 0.8%
Radian Group, Inc.	1,032,560	17,605,148
TOTAL FINANCIALS		201,416,810
HEALTH CARE 12.5%
Biotechnology 3.4%
Incyte Corp. (a)	237,080	17,911,394
Intercept Pharmaceuticals, Inc. (a)	53,416	7,677,482
Medivation, Inc. (a)	52,490	6,083,066
Pharmacyclics, Inc. (a)	106,996	14,914,173
Vertex Pharmaceuticals, Inc. (a)	250,230	29,497,112
Total		76,083,227
Health Care Equipment & Supplies 2.3%
IDEXX Laboratories, Inc. (a)	138,580	20,696,923
St. Jude Medical, Inc.	234,400	15,929,824

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.	139,400	$15,653,226
Total		52,279,973
Health Care Providers & Services 3.2%
Brookdale Senior Living, Inc. (a)	337,349	11,948,901
Cardinal Health, Inc.	279,890	23,004,159
Community Health Systems, Inc. (a)	336,520	15,843,362
HCA Holdings, Inc. (a)	84,660	5,899,955
Mednax, Inc. (a)	230,030	15,057,764
Total		71,754,141
Health Care Technology 0.7%
Cerner Corp. (a)	233,385	15,029,994
Life Sciences Tools & Services 0.7%
Illumina, Inc. (a)	88,090	16,815,500
Pharmaceuticals 2.2%
Jazz Pharmaceuticals PLC (a)	98,650	17,469,929
Mylan, Inc. (a)	272,710	15,983,533
Perrigo Co. PLC	69,215	11,087,551
Salix Pharmaceuticals Ltd. (a)	55,990	5,749,613
Total		50,290,626
TOTAL HEALTH CARE		282,253,461
INDUSTRIALS 14.2%
Aerospace & Defense 0.6%
TransDigm Group, Inc.	73,210	14,480,206
Airlines 2.0%
Alaska Air Group, Inc.	326,800	19,291,004
Southwest Airlines Co.	641,990	26,848,022
Total		46,139,026
Building Products 0.6%
Fortune Brands Home & Security, Inc.	308,270	13,847,488
Commercial Services & Supplies 0.7%
Stericycle, Inc. (a)	121,593	15,675,770
Construction & Engineering 0.5%
Fluor Corp.	195,176	12,098,960
Electrical Equipment 2.6%
AMETEK, Inc.	603,563	30,757,570

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Electrical Equipment (continued)
Rockwell Automation, Inc.	236,333	$27,275,192
Total		58,032,762
Industrial Conglomerates 1.1%
Roper Industries, Inc.	157,370	24,836,134
Machinery 2.7%
Ingersoll-Rand PLC	397,840	25,087,790
Middleby Corp. (The) (a)	201,690	19,289,632
Pall Corp.	164,620	15,821,628
Total		60,199,050
Marine 0.9%
Kirby Corp. (a)	224,458	21,579,392
Professional Services 0.7%
Verisk Analytics, Inc., Class A (a)	238,801	14,800,886
Road & Rail 0.6%
Kansas City Southern	110,852	13,184,737
Trading Companies & Distributors 1.2%
United Rentals, Inc. (a)	248,598	28,168,639
TOTAL INDUSTRIALS		323,043,050
INFORMATION TECHNOLOGY 18.5%
Communications Equipment 1.5%
F5 Networks, Inc. (a)	114,690	14,816,801
Palo Alto Networks, Inc. (a)	162,530	19,991,190
Total		34,807,991
Internet Software & Services 3.9%
Cornerstone OnDemand, Inc. (a)	292,578	9,295,203
CoStar Group, Inc. (a)	142,799	24,312,958
LinkedIn Corp., Class A (a)	55,720	12,607,764
Rackspace Hosting, Inc. (a)	430,382	19,758,838
Twitter, Inc. (a)	341,600	14,258,384
Yelp, Inc. (a)	156,500	8,934,585
Total		89,167,732
IT Services 2.7%
Alliance Data Systems Corp. (a)	82,780	23,664,318
FleetCor Technologies, Inc. (a)	136,530	20,737,542
Gartner, Inc. (a)	191,500	16,369,420
Total		60,771,280

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 3.5%
Broadcom Corp., Class A	330,590	$14,258,347
KLA-Tencor Corp.	121,110	8,409,878
Lam Research Corp.	158,880	13,129,843
NXP Semiconductor NV (a)	55,100	4,287,331
Skyworks Solutions, Inc.	311,840	21,039,845
SunPower Corp. (a)	240,370	6,768,819
Xilinx, Inc.	259,290	11,782,138
Total		79,676,201
Software 6.2%
Activision Blizzard, Inc.	832,600	18,025,790
Electronic Arts, Inc. (a)	683,610	30,030,987
Intuit, Inc.	355,945	33,412,557
Red Hat, Inc. (a)	281,992	17,525,803
ServiceNow, Inc. (a)	277,768	17,766,041
Splunk, Inc. (a)	152,500	10,232,750
Tableau Software, Inc., Class A (a)	145,760	12,226,349
Total		139,220,277
Technology Hardware, Storage & Peripherals 0.7%
SanDisk Corp.	104,150	10,775,359
Stratasys Ltd. (a)	43,950	4,481,582
Total		15,256,941
TOTAL INFORMATION TECHNOLOGY		418,900,422
MATERIALS 6.0%
Chemicals 4.7%
Eastman Chemical Co.	257,503	21,352,149
International Flavors & Fragrances, Inc.	106,114	10,735,553
Sherwin-Williams Co. (The)	240,475	58,882,708
Westlake Chemical Corp.	234,230	14,897,028
Total		105,867,438
Construction Materials 0.6%
Eagle Materials, Inc.	171,330	14,115,879
Containers & Packaging 0.7%
Rock-Tenn Co., Class A	295,042	16,761,336
TOTAL MATERIALS		136,744,653
TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
SBA Communications Corp., Class A (a)	358,731	43,646,801
TOTAL TELECOMMUNICATION SERVICES		43,646,801
Total Common Stocks (Cost: $1,636,652,676)		$2,245,347,237

	Shares	Value

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.104% (b)(c)	43,805,109	$43,805,109
Total Money Market Funds (Cost: $43,805,109)		$43,805,109

Total Investments (Cost: $1,680,457,785) (d)	$2,289,152,346(e)
Other Assets & Liabilities, Net	(21,498,937)
Net Assets	$2,267,653,409

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	55,786,697	284,682,212	(296,663,800)	43,805,109	13,004	43,805,109

(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $1,680,458,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$639,278,000
Unrealized Depreciation	(30,584,000)
Net Unrealized Appreciation	$608,694,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	532,439,866	—	—	532,439,866
Consumer Staples	158,572,465	—	—	158,572,465
Energy	148,329,709	—	—	148,329,709
Financials	201,416,810	—	—	201,416,810
Health Care	282,253,461	—	—	282,253,461
Industrials	323,043,050	—	—	323,043,050
Information Technology	418,900,422	—	—	418,900,422
Materials	136,744,653	—	—	136,744,653
Telecommunication Services	43,646,801	—	—	43,646,801
Total Equity Securities	2,245,347,237	—	—	2,245,347,237
Mutual Funds
Money Market Funds	43,805,109	—	—	43,805,109
Total Mutual Funds	43,805,109	—	—	43,805,109
Total	2,289,152,346	—	—	2,289,152,346

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 12.5%
Auto Components 1.1%
Dorman Products, Inc. (a)	130,288	$6,166,531
Fox Factory Holding Corp. (a)	362,255	4,966,516
Total		11,133,047
Diversified Consumer Services 0.7%
Steiner Leisure Ltd. (a)	171,012	7,570,701
Hotels, Restaurants & Leisure 1.6%
Denny’s Corp. (a)	392,611	3,804,400
Diversified Restaurant Holdings, Inc. (a)	804,236	4,173,985
Morgans Hotel Group Co. (a)	1,036,679	8,397,100
Total		16,375,485
Household Durables 3.0%
Century Communities, Inc. (a)	278,226	4,816,092
Helen of Troy Ltd. (a)	169,540	10,962,457
Installed Building Products, Inc. (a)	386,261	6,566,437
Jarden Corp. (a)	216,807	9,572,029
Total		31,917,015
Leisure Products 0.9%
Arctic Cat, Inc.	142,504	4,709,757
Callaway Golf Co.	672,723	4,984,878
Total		9,694,635
Media 2.0%
Carmike Cinemas, Inc. (a)	172,438	5,111,063
John Wiley & Sons, Inc., Class A	257,299	15,365,896
Total		20,476,959
Multiline Retail 0.5%
Tuesday Morning Corp. (a)	249,809	5,320,932
Specialty Retail 2.7%
Buckle, Inc. (The)	138,846	7,107,527
CST Brands, Inc.	41,567	1,814,815
Express, Inc. (a)	267,406	3,997,720
Hibbett Sports, Inc. (a)	87,662	4,398,002
Penske Automotive Group, Inc.	229,775	10,879,846
Total		28,197,910
TOTAL CONSUMER DISCRETIONARY		130,686,684
CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	50,589	4,235,311

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Personal Products 0.5%
Elizabeth Arden, Inc. (a)	292,784	$5,088,586
TOTAL CONSUMER STAPLES		9,323,897
ENERGY 4.7%
Energy Equipment & Services 3.2%
Glori Energy, Inc. (a)	600,579	2,402,316
Gulfmark Offshore, Inc., Class A	186,911	4,869,031
Helix Energy Solutions Group, Inc. (a)	188,301	4,306,444
ION Geophysical Corp. (a)	1,060,740	2,620,028
Newpark Resources, Inc. (a)	328,112	3,435,333
Oceaneering International, Inc.	49,772	3,121,202
Tetra Technologies, Inc. (a)	1,315,094	8,350,847
Unit Corp. (a)	106,930	4,086,864
Total		33,192,065
Oil, Gas & Consumable Fuels 1.5%
BPZ Resources, Inc. (a)	730,341	438,205
Carrizo Oil & Gas, Inc. (a)	109,133	4,306,388
Diamondback Energy, Inc. (a)	99,729	5,624,715
Matador Resources Co. (a)	282,225	4,964,338
Resolute Energy Corp. (a)	523,536	984,248
Total		16,317,894
TOTAL ENERGY		49,509,959
FINANCIALS 19.8%
Banks 9.0%
Bryn Mawr Bank Corp.	305,750	8,998,222
Financial Institutions, Inc.	482,715	11,445,173
Independent Bank Corp.	425,147	5,165,536
National Bank Holdings Corp., Class A	292,751	5,629,602
OFG Bancorp	994,441	14,856,948
PacWest Bancorp	178,593	8,304,574
Simmons First National Corp., Class A	119,180	4,823,215
South State Corp.	154,689	9,579,890
Southwest Bancorp, Inc.	599,014	10,123,337
Trico Bancshares	240,049	5,955,616
Union Bankshares Corp.	293,989	6,773,506
Veritex Holdings, Inc. (a)	174,871	2,794,439
Total		94,450,058
Capital Markets 2.4%
FXCM, Inc., Class A	450,684	7,256,012
INTL FCStone, Inc. (a)	258,512	4,562,737
Investment Technology Group, Inc. (a)	188,351	3,719,932
MVC Capital, Inc.	434,229	4,798,231

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Capital Markets (continued)

Waddell & Reed Financial, Inc., Class A	95,613	$4,597,073
Total		24,933,985
Consumer Finance 0.1%
Cash America International, Inc.	43,720	1,067,205
Insurance 3.2%
AMERISAFE, Inc.	88,494	3,689,315
Arthur J Gallagher & Co.	97,370	4,668,891
CNO Financial Group, Inc.	518,076	8,983,438
Enstar Group Ltd. (a)	45,282	6,608,908
Horace Mann Educators Corp.	191,480	5,993,324
State Auto Financial Corp.	159,932	3,147,462
Total		33,091,338
Real Estate Investment Trusts (REITs) 4.4%
Acadia Realty Trust	175,654	5,613,902
American Campus Communities, Inc.	227,095	9,083,800
First Potomac Realty Trust	468,838	5,804,214
Physicians Realty Trust	464,224	7,176,903
STAG Industrial, Inc.	441,251	10,519,424
Summit Hotel Properties, Inc.	696,839	8,083,332
Total		46,281,575
Thrifts & Mortgage Finance 0.7%
Berkshire Hills Bancorp, Inc.	110,712	2,809,871
Dime Community Bancshares, Inc.	282,247	4,276,042
Total		7,085,913
TOTAL FINANCIALS		206,910,074
HEALTH CARE 13.3%
Biotechnology 1.0%
Repligen Corp. (a)	442,166	10,112,336
Health Care Equipment & Supplies 6.7%
Analogic Corp.	150,025	10,927,821
Atrion Corp.	34,135	11,094,216
Greatbatch, Inc. (a)	119,952	5,946,021
Haemonetics Corp. (a)	72,061	2,661,213
Hill-Rom Holdings, Inc.	131,164	6,002,064
Invacare Corp.	399,184	6,039,654
Staar Surgical Co. (a)	1,252,282	11,533,517
Teleflex, Inc.	50,821	6,055,322
Thoratec Corp. (a)	155,799	4,859,371

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies (continued)

West Pharmaceutical Services, Inc.	88,178	$4,586,138
Total		69,705,337
Health Care Providers & Services 3.7%
Air Methods Corp. (a)	247,895	11,001,580
Magellan Health, Inc. (a)	96,385	5,897,798
Owens & Minor, Inc.	50,668	1,733,352
Providence Service Corp. (The) (a)	504,998	19,760,572
Total		38,393,302
Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A (a)	52,558	6,243,365
Bio-Techne Corp.	62,674	5,741,565
Bruker Corp. (a)	201,697	3,868,549
Total		15,853,479
Pharmaceuticals 0.4%
Supernus Pharmaceuticals, Inc. (a)	528,768	4,684,885
TOTAL HEALTH CARE		138,749,339
INDUSTRIALS 18.9%
Aerospace & Defense 1.4%
AAR Corp.	181,851	4,660,841
American Science & Engineering, Inc.	96,469	4,715,405
Teledyne Technologies, Inc. (a)	46,408	4,961,479
Total		14,337,725
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	188,757	8,616,757
Commercial Services & Supplies 2.8%
ABM Industries, Inc.	160,888	4,358,456
ACCO Brands Corp. (a)	495,019	4,336,366
McGrath Rentcorp	274,625	9,683,278
SP Plus Corp. (a)	78,218	1,625,370
Unifirst Corp.	82,325	9,186,647
Total		29,190,117
Construction & Engineering 3.5%
Argan, Inc.	144,041	4,576,183
EMCOR Group, Inc.	175,712	7,617,115
Great Lakes Dredge & Dock Corp. (a)	565,924	4,289,704
MasTec, Inc. (a)	371,823	8,960,934
Primoris Services Corp.	268,122	7,011,390
Sterling Construction Co., Inc. (a)	552,277	3,694,733
Total		36,150,059

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Electrical Equipment 1.5%
EnerSys	74,634	$4,532,523
Global Power Equipment Group, Inc.	258,496	3,352,693
LSI Industries, Inc.	1,161,968	7,831,664
Total		15,716,880
Machinery 5.4%
Actuant Corp., Class A	133,675	3,924,698
Alamo Group, Inc.	150,267	7,157,217
Albany International Corp., Class A	198,701	7,425,456
ESCO Technologies, Inc.	93,553	3,369,779
Key Technology, Inc. (a)	308,134	3,890,192
Miller Industries, Inc.	264,351	4,737,170
PMFG, Inc. (a)	935,472	6,099,278
Terex Corp.	206,219	5,918,485
TriMas Corp. (a)	194,343	6,049,898
Wabash National Corp. (a)	721,847	7,788,729
Total		56,360,902
Marine 0.3%
Rand Logistics, Inc. (a)	823,502	3,565,764
Professional Services 0.7%
Kforce, Inc.	320,859	7,488,849
Road & Rail 0.4%
Marten Transport Ltd.	186,245	4,004,268
Trading Companies & Distributors 2.1%
Kaman Corp.	244,198	9,606,749
MRC Global, Inc. (a)	234,854	4,746,399
Rush Enterprises, Inc., Class A (a)	221,672	7,776,254
Total		22,129,402
TOTAL INDUSTRIALS		197,560,723
INFORMATION TECHNOLOGY 20.6%
Communications Equipment 4.1%
ADTRAN, Inc.	359,934	7,519,021
InterDigital, Inc.	220,974	11,022,183
Mitel Networks Corp. (a)	696,104	7,392,624
Plantronics, Inc.	241,157	12,581,161
Sonus Networks, Inc. (a)	1,073,914	3,973,482
Total		42,488,471
Electronic Equipment, Instruments & Components 7.7%
Anixter International, Inc.	84,301	7,325,757
Belden, Inc.	204,717	14,950,483

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Electronic Equipment, Instruments & Components (continued)

Benchmark Electronics, Inc. (a)	360,681	$8,576,994
Cognex Corp. (a)	115,834	4,715,602
CTS Corp.	255,597	4,391,156
FARO Technologies, Inc. (a)	73,614	4,043,617
GSI Group, Inc. (a)	388,427	4,925,254
Littelfuse, Inc.	61,190	5,882,195
Newport Corp. (a)	382,315	6,732,567
Plexus Corp. (a)	286,989	11,195,441
Rogers Corp. (a)	108,443	7,679,933
Total		80,418,999
Internet Software & Services 1.6%
Saba Software, Inc. (a)	437,590	5,973,104
Stamps.com, Inc. (a)	99,293	4,691,594
TechTarget, Inc. (a)	595,699	6,028,474
Total		16,693,172
IT Services 4.0%
Acxiom Corp. (a)	258,899	4,926,848
Computer Task Group, Inc.	514,025	4,790,713
CoreLogic, Inc. (a)	302,460	10,047,721
DST Systems, Inc.	116,258	11,538,607
Global Cash Access Holdings, Inc. (a)	441,511	3,134,728
PRGX Global, Inc. (a)(b)	1,388,319	7,219,259
Total		41,657,876
Semiconductors & Semiconductor Equipment 0.6%
Pericom Semiconductor Corp. (a)	163,607	2,079,445
Xcerra Corp. (a)	571,743	4,579,661
Total		6,659,106
Software 2.3%
American Software, Inc., Class A	460,733	4,178,848
Kofax Ltd. (a)	862,353	5,777,765
Mentor Graphics Corp.	156,088	3,466,715
Netscout Systems, Inc. (a)	149,035	5,685,685
Progress Software Corp. (a)	200,834	5,179,509
Total		24,288,522
Technology Hardware, Storage & Peripherals 0.3%
Intevac, Inc. (a)	457,740	3,249,954
TOTAL INFORMATION TECHNOLOGY		215,456,100
MATERIALS 5.8%
Chemicals 3.9%
H.B. Fuller Co.	190,144	8,212,319
Innophos Holdings, Inc.	97,979	5,298,704

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Chemicals (continued)

Omnova Solutions, Inc. (a)	1,037,085	$6,927,728
Rayonier Advanced Materials, Inc.	121,357	2,991,450
Sensient Technologies Corp.	238,987	14,088,284
Stepan Co.	74,770	3,095,478
Total		40,613,963
Containers & Packaging 0.7%
Greif, Inc., Class A	161,142	7,066,077
Metals & Mining 0.8%
Globe Specialty Metals, Inc.	298,904	5,180,006
Universal Stainless & Alloy Products, Inc. (a)	120,111	2,928,306
Total		8,108,312
Paper & Forest Products 0.4%
PH Glatfelter Co.	178,546	4,520,785
TOTAL MATERIALS		60,309,137
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
General Communication, Inc., Class A (a)	718,686	8,732,035
TOTAL TELECOMMUNICATION SERVICES		8,732,035

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.2%
Electric Utilities 0.5%

Allete, Inc.	97,770	$4,983,337
Gas Utilities 1.7%
Laclede Group, Inc. (The)	103,421	5,246,547
New Jersey Resources Corp.	102,334	5,925,139
South Jersey Industries, Inc.	112,214	6,405,175
Total		17,576,861
TOTAL UTILITIES		22,560,198
Total Common Stocks (Cost: $755,612,921)		$1,039,798,146

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	5,669,066	$5,669,066
Total Money Market Funds (Cost: $5,669,066)		$5,669,066
Total Investments (Cost: $761,281,987) (d)		$1,045,467,212(e)
Other Assets & Liabilities, Net		(19,116)
Net Assets		$1,045,448,096

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,075,821	101,042,794	(107,449,549)	5,669,066	4,533	5,669,066
PRGX Global, Inc.	8,426,444	—	—	8,426,444	—	7,219,259
Total	20,502,265	101,042,794	(107,449,549)	14,095,510	4,533	12,888,325

(c)	The rate shown is the seven-day current annualized yield at November 30, 2014.
(d)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $761,282,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$335,346,000
Unrealized Depreciation	(51,161,000)
Net Unrealized Appreciation	$284,185,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	130,686,684	—	—	130,686,684
Consumer Staples	9,323,897	—	—	9,323,897
Energy	49,509,959	—	—	49,509,959
Financials	206,910,074	—	—	206,910,074
Health Care	138,749,339	—	—	138,749,339
Industrials	197,560,723	—	—	197,560,723
Information Technology	215,456,100	—	—	215,456,100
Materials	60,309,137	—	—	60,309,137
Telecommunication Services	8,732,035	—	—	8,732,035
Utilities	22,560,198	—	—	22,560,198
Total Equity Securities	1,039,798,146	—	—	1,039,798,146
Mutual Funds
Money Market Funds	5,669,066	—	—	5,669,066
Total Mutual Funds	5,669,066	—	—	5,669,066
Total	1,045,467,212	—	—	1,045,467,212

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 23.0%
Auto Components 0.5%
Gentherm, Inc. (a)	106,500	$4,013,985
Diversified Consumer Services 1.4%
Capella Education Co.	67,600	4,608,968
LifeLock, Inc. (a)	427,600	7,059,676
Total		11,668,644
Hotels, Restaurants & Leisure 9.3%
Del Frisco’s Restaurant Group, Inc. (a)	511,500	11,365,530
Domino’s Pizza, Inc.	168,217	15,787,165
Fiesta Restaurant Group, Inc. (a)	160,859	9,017,756
Jack in the Box, Inc.	60,200	4,484,900
Noodles & Co. (a)	280,600	6,869,088
Red Robin Gourmet Burgers, Inc. (a)	83,300	5,610,255
SeaWorld Entertainment, Inc.	224,700	3,750,243
Six Flags Entertainment Corp.	240,380	9,771,447
Sonic Corp.	500,500	13,608,595
Total		80,264,979
Household Durables 0.7%
Tempur Sealy International, Inc. (a)	107,500	6,132,875
Internet & Catalog Retail 1.5%
Liberty TripAdvisor Holdings, Inc., Class A (a)	262,600	6,882,746
Qunar Cayman Islands Ltd., ADR (a)	108,707	2,835,079
RetailMeNot, Inc. (a)	233,100	3,432,397
Total		13,150,222
Media 5.5%
Carmike Cinemas, Inc. (a)	391,324	11,598,843
Eros International PLC (a)	510,616	11,003,775
IMAX Corp. (a)	289,500	9,084,510
MDC Partners, Inc., Class A	486,603	10,739,328
Rentrak Corp. (a)	54,219	4,559,818
Total		46,986,274
Specialty Retail 3.3%
Five Below, Inc. (a)	272,000	12,691,520
Lithia Motors, Inc., Class A	99,000	7,277,490
Mattress Firm Holding Corp. (a)	70,900	5,036,027
Monro Muffler Brake, Inc.	69,200	3,791,468
Total		28,796,505
Textiles, Apparel & Luxury Goods 0.8%
Skechers U.S.A., Inc., Class A (a)	110,600	6,791,946
TOTAL CONSUMER DISCRETIONARY		197,805,430

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.8%
Food & Staples Retailing 2.8%
Diplomat Pharmacy, Inc. (a)	256,507	$6,889,778
Fresh Market, Inc. (The) (a)	84,700	3,469,312
United Natural Foods, Inc. (a)	177,500	13,346,225
Total		23,705,315
TOTAL CONSUMER STAPLES		23,705,315
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Carrizo Oil & Gas, Inc. (a)	240,614	9,494,629
Diamondback Energy, Inc. (a)	88,100	4,968,840
Matador Resources Co. (a)	179,100	3,150,369
Total		17,613,838
TOTAL ENERGY		17,613,838
FINANCIALS 6.0%
Banks 1.9%
BankUnited, Inc.	386,600	11,675,320
Umpqua Holdings Corp.	260,900	4,432,691
Total		16,108,011
Consumer Finance 1.9%
PRA Group, Inc. (a)	271,078	15,863,485
Real Estate Investment Trusts (REITs) 2.2%
Physicians Realty Trust	486,367	7,519,233
Sovran Self Storage, Inc.	86,800	7,379,736
STORE Capital Corp. (a)	208,392	4,347,057
Total		19,246,026
TOTAL FINANCIALS		51,217,522
HEALTH CARE 24.1%
Biotechnology 6.8%
ACADIA Pharmaceuticals, Inc. (a)	182,828	5,461,072
Alnylam Pharmaceuticals, Inc. (a)	30,760	3,092,918
Arrowhead Research Corp. (a)	421,000	2,450,220
Auspex Pharmaceuticals, Inc. (a)	273,750	6,632,963
Bluebird Bio, Inc. (a)	71,200	2,935,576
Clovis Oncology, Inc. (a)	71,200	3,387,696
Keryx Biopharmaceuticals, Inc. (a)	315,100	5,010,090
Novavax, Inc. (a)	962,700	5,140,818
Puma Biotechnology, Inc. (a)	23,300	5,289,566
Receptos, Inc. (a)	44,818	6,063,876
Regulus Therapeutics, Inc. (a)	141,430	2,650,398
TESARO, Inc. (a)	214,396	7,398,806

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Tokai Pharmaceuticals, Inc. (a)	179,820	$2,637,959
Total		58,151,958
Health Care Equipment & Supplies 3.4%
Align Technology, Inc. (a)	246,546	14,028,467
DexCom, Inc. (a)	94,700	4,873,262
Insulet Corp. (a)	226,196	10,538,472
Total		29,440,201
Health Care Providers & Services 5.7%
Air Methods Corp. (a)	161,700	7,176,246
ExamWorks Group, Inc. (a)	110,400	4,344,240
HealthEquity, Inc. (a)	217,817	5,408,396
HealthSouth Corp.	146,500	6,025,545
LifePoint Hospitals, Inc. (a)	130,200	9,008,538
MWI Veterinary Supply, Inc. (a)	38,400	6,275,328
Team Health Holdings, Inc. (a)	182,300	10,420,268
Total		48,658,561
Health Care Technology 0.5%
Medidata Solutions, Inc. (a)	98,100	4,189,851
Life Sciences Tools & Services 1.5%
ICON PLC (a)	135,574	7,529,780
INC Research Holdings, Inc. Class A (a)	221,705	5,407,385
Total		12,937,165
Pharmaceuticals 6.2%
Akorn, Inc. (a)	374,600	15,010,222
AVANIR Pharmaceuticals, Inc. (a)	560,684	8,365,405
Catalent, Inc. (a)	385,267	11,091,837
Horizon Pharma PLC (a)	240,700	3,076,146
Pacira Pharmaceuticals, Inc. (a)	132,000	12,398,760
Revance Therapeutics, Inc. (a)	213,978	3,517,798
Total		53,460,168
TOTAL HEALTH CARE		206,837,904
INDUSTRIALS 14.0%
Airlines 3.4%
Alaska Air Group, Inc.	192,742	11,377,560
JetBlue Airways Corp. (a)	506,300	7,407,169
Spirit Airlines, Inc. (a)	126,700	10,476,823
Total		29,261,552
Commercial Services & Supplies 0.3%
MiX Telematics Ltd., ADR (a)	335,208	2,892,845

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.7%
Generac Holdings, Inc. (a)	134,500	$5,834,610
Machinery 3.4%
Greenbrier Companies, Inc. (The)	95,400	5,292,792
John Bean Technologies Corp.	144,300	4,378,062
Middleby Corp. (The) (a)	202,300	19,347,972
Total		29,018,826
Professional Services 1.7%
Corporate Executive Board Co. (The)	113,800	8,331,298
Wageworks, Inc. (a)	105,581	6,168,042
Total		14,499,340
Road & Rail 1.9%
Marten Transport Ltd.	315,900	6,791,850
Swift Transportation Co. (a)	326,900	9,502,983
Total		16,294,833
Trading Companies & Distributors 2.6%
H&E Equipment Services, Inc.	179,200	6,272,000
Rush Enterprises, Inc., Class A (a)	136,400	4,784,912
Watsco, Inc.	109,170	11,080,755
Total		22,137,667
TOTAL INDUSTRIALS		119,939,673
INFORMATION TECHNOLOGY 22.4%
Communications Equipment 0.8%
Arris Group, Inc. (a)	120,500	3,587,285
Ruckus Wireless, Inc. (a)	307,400	3,522,804
Total		7,110,089
Electronic Equipment, Instruments & Components 1.7%
Belden, Inc.	108,900	7,952,967
FEI Co.	80,500	6,894,020
Total		14,846,987
Internet Software & Services 5.9%
comScore, Inc. (a)	123,000	5,408,310
CoStar Group, Inc. (a)	120,776	20,563,322
Endurance International Group Holdings, Inc. (a)	317,900	5,283,498
GrubHub, Inc. (a)	109,100	4,014,880
Shutterstock, Inc. (a)	130,842	9,836,701
TrueCar, Inc. (a)	280,042	5,365,605
Total		50,472,316

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 2.1%
Euronet Worldwide, Inc. (a)	186,900	$10,853,283
MAXIMUS, Inc.	125,900	6,595,901
Total		17,449,184
Semiconductors & Semiconductor Equipment 4.9%
Formfactor, Inc. (a)	640,800	5,152,032
Microsemi Corp. (a)	250,700	6,819,040
Monolithic Power Systems, Inc.	199,300	9,592,309
Rambus, Inc. (a)	221,200	2,621,220
RF Micro Devices, Inc. (a)	776,900	11,350,509
Spansion, Inc., Class A (a)	140,500	3,283,485
Synaptics, Inc. (a)	51,900	3,269,181
Total		42,087,776
Software 6.5%
A10 Networks, Inc. (a)	713,368	2,910,541
Aspen Technology, Inc. (a)	199,539	7,530,602
Barracuda Networks, Inc. (a)	199,245	7,158,873
Fortinet, Inc. (a)	275,900	7,603,804
Informatica Corp. (a)	80,000	2,910,400
PTC, Inc. (a)	311,300	12,162,491
Tyler Technologies, Inc. (a)	67,800	7,361,724
Ultimate Software Group, Inc. (The) (a)	55,450	8,164,458
Total		55,802,893
Technology Hardware, Storage & Peripherals 0.5%
Electronics for Imaging, Inc. (a)	92,900	4,129,405
TOTAL INFORMATION TECHNOLOGY		191,898,650

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.7%
Chemicals 0.7%
Chemtura Corp. (a)	249,000	$5,801,700
Metals & Mining 1.0%
Globe Specialty Metals, Inc.	494,941	8,577,328
TOTAL MATERIALS		14,379,028
TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Cogent Communications Holdings, Inc.	422,069	14,949,684
TOTAL TELECOMMUNICATION SERVICES		14,949,684
Total Common Stocks (Cost: $652,410,823)		$838,347,044

Limited Partnerships 0.4%
MATERIALS 0.4%
Metals & Mining 0.4%
Hi-Crush Partners LP	79,900	2,943,516
TOTAL MATERIALS		2,943,516
Total Limited Partnerships (Cost: $5,192,930)		$2,943,516
Total Investments
(Cost: $657,603,753) (b)		$841,290,560(c)(d)
Other Assets & Liabilities, Net		16,465,497
Net Assets		$857,756,057

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

At November 30, 2014, the cost of securities for federal income tax purposes was approximately $657,604,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$202,493,000
Unrealized Depreciation	(18,806,000)
Net Unrealized Appreciation	$183,687,000

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,000,963	113,486,534	(133,487,497)	—	3,280	—

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	197,805,430	—	—	197,805,430
Consumer Staples	23,705,315	—	—	23,705,315
Energy	17,613,838	—	—	17,613,838
Financials	51,217,522	—	—	51,217,522
Health Care	206,837,904	—	—	206,837,904
Industrials	119,939,673	—	—	119,939,673
Information Technology	191,898,650	—	—	191,898,650
Materials	14,379,028	—	—	14,379,028
Telecommunication Services	14,949,684	—	—	14,949,684
Total Equity Securities	838,347,044	—	—	838,347,044
Other
Limited Partnerships	2,943,516	—	—	2,943,516
Total Other	2,943,516	—	—	2,943,516
Total	841,290,560	—	—	841,290,560

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 12.3%

Auto Components 1.4%
Delphi Automotive PLC	373,690	$27,260,685
Hotels, Restaurants & Leisure 2.1%
Aramark	458,180	13,928,672
Hilton Worldwide Holdings, Inc. (a)	515,029	13,504,060
Las Vegas Sands Corp.	145,890	9,291,734
Wynn Resorts Ltd.	21,542	3,847,617
Total		40,572,083
Household Durables 0.4%
Mohawk Industries, Inc. (a)	51,543	7,916,489
Internet & Catalog Retail 0.9%
Priceline Group, Inc. (The) (a)	14,185	16,457,295
Media 4.9%
CBS Corp., Class B Non Voting	265,665	14,579,695
Comcast Corp., Class A	946,820	54,006,613
DIRECTV (a)	90,260	7,916,705
Discovery Communications, Inc., Class A (a)	452,341	15,786,701
Viacom, Inc., Class B	55,391	4,189,221
Total		96,478,935
Specialty Retail 2.4%
Cabela’s, Inc. (a)	213,905	11,602,207
Lowe’s Companies, Inc.	338,915	21,632,945
Michaels Companies, Inc. (The) (a)	433,485	10,429,649
Urban Outfitters, Inc. (a)	99,665	3,221,173
Total		46,885,974
Textiles, Apparel & Luxury Goods 0.2%
Ralph Lauren Corp.	23,565	4,357,169
TOTAL CONSUMER DISCRETIONARY		239,928,630
CONSUMER STAPLES 8.8%
Beverages 2.9%
Diageo PLC, ADR	165,505	20,390,216
PepsiCo, Inc.	360,000	36,036,000
Total		56,426,216
Food & Staples Retailing 4.1%
CVS Health Corp.	589,735	53,878,189
Walgreen Co.	396,985	27,237,141
Total		81,115,330

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Household Products 1.8%
Procter & Gamble Co. (The)	382,250	$34,566,868
TOTAL CONSUMER STAPLES		172,108,414
ENERGY 5.6%
Energy Equipment & Services 1.4%
Cameron International Corp. (a)	31,025	1,590,962
Halliburton Co.	605,115	25,535,853
Total		27,126,815
Oil, Gas & Consumable Fuels 4.2%
Canadian Natural Resources Ltd.	470,340	15,652,915
Chevron Corp.	413,240	44,989,439
ConocoPhillips	138,385	9,143,097
Noble Energy, Inc.	260,860	12,829,095
Total		82,614,546
TOTAL ENERGY		109,741,361
FINANCIALS 19.6%
Banks 11.2%
Bank of America Corp.	2,568,990	43,775,590
Citigroup, Inc.	1,253,150	67,632,505
JPMorgan Chase & Co.	1,212,450	72,940,992
Wells Fargo & Co.	636,150	34,657,452
Total		219,006,539
Capital Markets 4.5%
BlackRock, Inc.	122,370	43,940,620
Goldman Sachs Group, Inc. (The)	230,225	43,376,692
Total		87,317,312
Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class B (a)	346,730	51,555,284
Insurance 1.3%
Aon PLC	270,680	25,035,193
TOTAL FINANCIALS		382,914,328
HEALTH CARE 16.4%
Biotechnology 3.2%
Celgene Corp. (a)	393,878	44,779,990
Vertex Pharmaceuticals, Inc. (a)	149,390	17,610,093
Total		62,390,083

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Health Care Equipment & Supplies 7.4%

Abbott Laboratories	840,320	$37,402,643
Covidien PLC	452,565	45,709,065
Medtronic, Inc.	662,845	48,964,360
St. Jude Medical, Inc.	203,880	13,855,685
Total		145,931,753
Health Care Providers & Services 2.2%
Cardinal Health, Inc.	275,040	22,605,538
CIGNA Corp.	195,165	20,080,527
Total		42,686,065
Health Care Technology 0.5%
IMS Health Holdings, Inc. (a)	373,879	9,346,975
Pharmaceuticals 3.1%
Johnson & Johnson	296,930	32,142,673
Perrigo Co. PLC	181,028	28,998,875
Total		61,141,548
TOTAL HEALTH CARE		321,496,424
INDUSTRIALS 11.4%
Aerospace & Defense 3.9%
Honeywell International, Inc.	516,055	51,125,569
United Technologies Corp.	234,590	25,823,667
Total		76,949,236
Air Freight & Logistics 0.8%
FedEx Corp.	90,180	16,068,272
Building Products 0.5%
Fortune Brands Home & Security, Inc.	225,673	10,137,231
Commercial Services & Supplies 1.1%
Tyco International PLC	518,022	22,223,144
Electrical Equipment 2.0%
Eaton Corp. PLC	579,380	39,299,346
Industrial Conglomerates 1.7%
General Electric Co.	1,213,080	32,134,489
Professional Services 0.8%
Dun & Bradstreet Corp. (The)	116,410	14,778,250

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Road & Rail 0.6%

Kansas City Southern	94,615	$11,253,508
TOTAL INDUSTRIALS		222,843,476
INFORMATION TECHNOLOGY 20.2%
Communications Equipment 0.1%
QUALCOMM, Inc.	34,655	2,526,349
Internet Software & Services 3.6%
Google, Inc., Class A (a)	42,505	23,338,645
Google, Inc., Class C (a)	77,080	41,764,257
Twitter, Inc. (a)	119,645	4,993,982
Total		70,096,884
IT Services 2.0%
MasterCard, Inc., Class A	446,012	38,932,387
Semiconductors & Semiconductor Equipment 2.1%
Broadcom Corp., Class A	460,483	19,860,632
Skyworks Solutions, Inc.	174,610	11,780,937
Xilinx, Inc.	223,880	10,173,107
Total		41,814,676
Software 5.4%
Electronic Arts, Inc. (a)	728,000	31,981,040
Intuit, Inc.	250,770	23,539,780
Microsoft Corp.	1,023,570	48,936,882
Total		104,457,702
Technology Hardware, Storage & Peripherals 7.0%
Apple, Inc.	874,270	103,976,931
EMC Corp.	806,575	24,479,551
Hewlett-Packard Co.	218,427	8,531,759
Total		136,988,241
TOTAL INFORMATION TECHNOLOGY		394,816,239
MATERIALS 1.7%
Chemicals 1.7%
Chemtura Corp. (a)	211,310	4,923,523
Dow Chemical Co. (The)	79,935	3,890,436
Monsanto Co.	202,425	24,272,782
Total		33,086,741
TOTAL MATERIALS		33,086,741

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	988,675	$50,017,068
TOTAL TELECOMMUNICATION SERVICES		50,017,068
Total Common Stocks (Cost: $1,354,451,222)		$1,926,952,681

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.104% (b)(c)	22,914,626	$22,914,626
Total Money Market Funds (Cost: $22,914,626)		$22,914,626
Total Investments
(Cost: $1,377,365,848) (d)		$1,949,867,307(e)
Other Assets & Liabilities, Net		5,513,959
Net Assets		$1,955,381,266

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at November 30, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	30,285,104	104,210,877	(111,581,355)	22,914,626	5,551	22,914,626

(d)                                     At November 30, 2014, the cost of securities for federal income tax purposes was approximately $1,377,366,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$574,498,000
Unrealized Depreciation	(1,997,000)
Net Unrealized Appreciation	$572,501,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	239,928,630	—	—	239,928,630
Consumer Staples	172,108,414	—	—	172,108,414
Energy	109,741,361	—	—	109,741,361
Financials	382,914,328	—	—	382,914,328
Health Care	321,496,424	—	—	321,496,424
Industrials	222,843,476	—	—	222,843,476
Information Technology	394,816,239	—	—	394,816,239
Materials	33,086,741	—	—	33,086,741
Telecommunication Services	50,017,068	—	—	50,017,068
Total Equity Securities	1,926,952,681	—	—	1,926,952,681
Mutual Funds
Money Market Funds	22,914,626	—	—	22,914,626
Total Mutual Funds	22,914,626	—	—	22,914,626
Total	1,949,867,307	—	—	1,949,867,307

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2015